UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-05476

LORD ABBETT GLOBAL FUND, INC.

(Exact name of Registrant as specified in charter)

90 Hudson Street, Jersey City, NJ 07302

(Address of principal executive offices) (Zip code)

John T. Fitzgerald, Esq., Vice President & Assistant Secretary

90 Hudson Street, Jersey City, NJ 07302

(Name and address of agent for service)

Registrant’s telephone number, including area code: (888) 522-2388

Date of fiscal year end: 12/31

Date of reporting period: 12/31/2019

Item 1:	Report(s) to Shareholders.

LORD ABBETT
ANNUAL REPORT

Lord Abbett

Emerging Markets Bond Fund

Emerging Markets Corporate Debt Fund

Global Bond Fund

For the fiscal year ended December 31, 2019

Important Information on Paperless Delivery

Beginning in February 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of each Fund’s shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund or from your financial intermediary, such as a broker-dealer, investment advisor or bank. Instead, the reports will be made available on Lord Abbett’s website and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. Shareholders who hold accounts directly with a Fund may elect to receive shareholder reports and other communications from the Fund electronically by signing into your Lord Abbett online account at lordabbett.com and selecting “Log In.” For further information, you may also contact the Funds at (800) 821-5129. Shareholders who hold accounts through a financial intermediary should contact them directly.

You may elect to receive all future reports in paper free of charge by contacting a Fund at (800) 821-5129. Your election to receive reports in paper will apply to all funds held with Lord Abbett. If your fund shares are held through a financial intermediary please contact them directly. Your election applies to all funds held with that intermediary.

Table of Contents

1	A Letter to Shareholders

6	Investment Comparisons

9	Information About Your Fund’s Expenses and Holdings Presented by Sector/Portfolio Allocation

Schedules of Investments:

16	Emerging Markets Bond Fund

27	Emerging Markets Corporate Debt Fund

39	Global Bond Fund

55	Statements of Assets and Liabilities

59	Statements of Operations

61	Statements of Changes in Net Assets

64	Financial Highlights

74	Notes to Financial Statements

99	Report of Independent Registered Public Accounting Firm

101	Supplemental Information to Shareholders

Lord Abbett Emerging Markets Bond Fund, Lord Abbett Emerging Markets Corporate Bond Fund, and Lord Abbett Global Bond Fund
Annual Report

For the fiscal year ended December 31, 2019

From left to right: James L.L. Tullis, Independent Chairman of the Lord Abbett Funds and Douglas B. Sieg, Director, President, and Chief Executive Officer of the Lord Abbett Funds.

Dear Shareholders: We are pleased to provide you with this overview of the performance of the Funds for the fiscal year ended December 31, 2019. On this page and the following pages, we discuss the major factors that influenced fiscal year performance. For detailed and more timely information about the Funds, please visit our website at www.lordabbett.com, where you also can access the quarterly commentaries that provide updates on the Fund’s performance and other portfolio related updates.

Thank you for investing in Lord Abbett mutual funds. We value the trust that you place in us and look forward to serving your investment needs in the years to come.

Best regards,

Douglas B. Sieg

Director, President, and Chief Executive Officer

Lord Abbett Emerging Markets Bond Fund

For the fiscal year ended December 31, 2019, the Fund returned 15.91%, reflecting performance at the net asset value (NAV) of Class A shares, with all distributions reinvested, compared to its benchmark, the J.P. Morgan Emerging Markets Bond Global Diversified Index (EMBI Global Diversified),1 which returned 15.04% during the same period.

During the 12-month period, U.S. dollar-denominated emerging markets sovereign debt (as represented by the J.P. Morgan Emerging Markets Bond Global Diversified Index1) outperformed U.S. fixed income markets (as represented by the Bloomberg Barclays U.S. Aggregate Bond Index2), which returned 8.72%. In 2019, the emerging markets bond asset class was characterized by emerging markets central banks finding ample room to ease and support growth as major central banks kept their rates low and inflation levels remained subdued. Additionally, trade talks between the United States and China began to move in the right direction towards the end of the year, ultimately resulting in a December agreement by both parties to sign a “Phase One” trade deal. Notable events during the year included a surprise election result out of Argentina where market-friendly incumbent President Mauricio Macri lost in a landslide election to Alberto Fernandez and a drone attack on a major Saudi Arabian oil processing plant in mid-September, which sparked concerns of oil supply disruptions.

The Fund’s underweight allocation to Lebanon contributed to relative performance as the nation continued to grapple with an economic crisis and investors monitored the likelihood of credit defaults. Additionally, an overweight to select corporates within China contributed to relative performance. Supply and demand fundamentals were supportive for the real estate sector and high quality developers gained increased access to financing opportunities. In terms of detractors, an overweight to Argentina negatively impacted relative performance following the surprise election result electing Alberto Fernandez. Finally, an underweight to sovereign bonds issued by the Philippines detracted from relative performance.

Lord Abbett Emerging Markets Corporate Debt Fund

For the fiscal year ended December 31, 2019, the Fund returned 13.56%, reflecting performance at the net asset value (NAV)

of Class A shares, with all distributions reinvested, compared to its benchmark, the J.P. Morgan Corporate Emerging Markets Bond Index Broad Diversified3, which returned 13.09% during the same period.

During the 12-month period, U.S. dollar-denominated emerging markets corporate debt (as represented by the J.P. Morgan Corporate Emerging Markets Bond Index Broad Diversified1) outperformed U.S. fixed income markets (as represented by the Bloomberg Barclays U.S. Aggregate Bond Index2). In 2019, the emerging markets bond asset class was characterized by emerging markets central banks finding ample room to ease and support growth as major central banks kept their rates low and inflation levels remained subdued. Additionally, trade talks between the United States and China began to move in the right direction towards the end of the year, ultimately resulting in a December agreement by both parties to sign a “Phase One” trade deal. Notable events during the year included a surprise election result out of Argentina where market-friendly incumbent President Mauricio Macri lost in a landslide election to Alberto Fernandez and a drone attack on a major Saudi Arabian oil processing plant in mid-September, which sparked concerns of oil supply disruptions.

An overweight to select corporates within China contributed to relative performance. Supply and demand fundamentals were supportive for the real estate sector and high quality developers gained increased access to financing opportunities. Additionally, an overweight to Brazil’s Petrobras, a publicly-held oil and gas corporation, led to a positive impact on relative performance. In terms of detractors, underweights in Hong Kong, Macau, & Thailand negatively impacted relative performance. Finally, an overweight to Argentinian corporates led to a negative impact on relative performance following the surprise election result electing Alberto Fernandez.

Lord Abbett Global Bond Fund

For the fiscal year ended December 31, 2019, the Fund returned 8.32%, reflecting performance at the net asset value (NAV) of Class A shares with all distributions reinvested, compared to its benchmark, the Bloomberg Barclays Global Aggregate Bond Index,4 which returned 6.84%.

Over the period, the global bond market experienced positive performance, as most central banks remained accommodative, interest rates remained low, and unemployment steadily declined. In addition, corporate earnings remained strong, while global economic growth showed signs of a synchronized slowdown. Overall, European markets (as measured by the Euro Stoxx 50 Index5) rose roughly 22.3% in U.S. dollars for the period, while Japan’s Nikkei 2256 rose 19.8%.

One of the more notable shifts over the year was the U.S. Federal Reserve’s (“Fed”) transition to a more dovish policy stance, with Chairman Jerome Powell stating that the Fed would act appropriately to sustain economic growth. Given an uncertain market outlook and muted inflation pressure, the Fed announced its decision to cut interest rates by 25 basis points on July 31, 2019 to a range of 2.00-2.25%. This was the first time that the Fed had cut interest rates since December 2008. The Fed followed that decision with two more 25 basis point rate cuts in September and October, citing “implications of global developments for the economic outlook as well as muted inflation pressures”. Chairman Powell signaled a likely pause on future interest rate cuts during the October 2019 meeting. Meanwhile, other central banks have continued their accommodative policies. The European Central Bank (“ECB”) kept its benchmark refinancing rate unchanged at 0% at its September 2019 meeting, and approved a new round of bond purchases at a monthly pace of €20 billion beginning on November 1, 2019, in an attempt to boost growth and inflation amid global trade tensions and Brexit uncertainty. The Bank of Japan (“BoJ”) also maintained its stimulative monetary policy at its October 2019 meeting, as short-term interest rates remained unchanged at -0.1%, and the bank kept its 10-year government bond yield target at around 0%. The BoJ also signaled that it may cut interest rates in the near future to support growth.

The International Monetary Fund estimated that global growth will improve from 2.9% in 2019 to 3.3% in 2020 and 3.4% in 2021. This growth projection reflects the impact of substantial monetary easing across developed and emerging markets as well as the expectation that underperforming and stressed economies pick up performance, relatively healthy emerging market economies maintain their robust performance, and advanced economies continue to work towards their potential growth rates. As of the end of December, unemployment declined or stayed at multi-year lows in most developed countries, falling to 7.5% in the euro area, 3.5% in the United States, 3.6% in China, and 2.2% in Japan, all multi-year lows. Gross Domestic Product growth has remained positive in most developed countries, while inflation has remained subdued, allowing central banks to continue their stimulative monetary policies with global stock markets as the beneficiaries.

The Fund maintains a flexible, multi-sector approach with the ability to have exposure to sectors outside of its benchmark, the Bloomberg Barclays Global Aggregate Bond Index4. The Fund seeks to deliver total return by investing in bonds across multiple sectors in developed and emerging markets located throughout the world. Primary sector allocations include investment grade and high yield corporate bonds, sovereign debt, mortgage-backed securities (“MBS”), and asset-backed securities (“ABS”).

The period ended December 31, 2019 was a supportive environment for global bonds. The Fund’s overweight positioning and security selection within global investment grade and high yield corporate bonds contributed to relative performance. Within high yield corporate bonds, the Fund’s allocation to both U.S. and non-U.S. high yield corporate bonds within developed markets aided performance. Domestic and global high yield bonds exhibited strong returns as spreads compressed during the period, largely due to supportive central bank policies, progress around geopolitical risks, and strong employment data. The Fund’s exposure to developed market government bonds weighed on relative performance. Global yields generally fell during the year, benefitting sovereign securities. In particular, the Fund’s large underweight position to Japanese government bonds detracted from relative performance, as the yields on Japanese global bonds fell even further into negative territory during the year amid speculation regarding interest rate movements from the BoJ. Additionally, the Fund’s positioning within its MBS allocation detracted from relative performance during the period.

Each Fund’s portfolio is actively managed and, therefore, its holdings and the weightings of a particular issuer or particular sector as a percentage of portfolio assets are subject to change. Sectors may include many industries.

1   The J.P. Morgan Emerging Markets Bond Global Diversified Index is a uniquely-weighted version of the J.P. Morgan Emerging Markets Bond Index Global (EMBI Global). It limits the weights of those index countries with larger debt stocks by only including specified portions of these countries’ eligible current face amounts of debt outstanding. The countries covered in the EMBI Global Diversified are identical to those covered by the EMBI Global.

2   The Bloomberg Barclays U.S. Aggregate Bond Index is an index of U.S dollar-denominated, investment-grade U.S. government and corporate securities, and mortgage pass-through securities, and asset-backed securities. Indexes are unmanaged, do not reflect the deduction of fees or expenses, and an investor cannot invest directly in an index.

3   The J.P. Morgan Corporate Emerging Markets Bond Index Broad Diversified (CEMBI BD) is a market capitalization weighted index that tracks total returns of U.S. dollar denominated debt instruments issued by corporate entities in emerging markets countries. The Index limits the current face amount allocations of the bonds in the CEMBI Broad by constraining the total face amount outstanding for countries with larger debt stocks.

4   The Bloomberg Barclays Global Aggregate Bond Index is a broad-based measure of the global investment-grade, fixed-income markets. The three major components of this Index are the U.S. Aggregate, the Pan-European Aggregate, and the Asian-Pacific Aggregate Indexes. The Index also includes euro dollar and euro/yen corporate bonds, Canadian government securities, and U.S. dollar investment-grade 144A securities.

5   The EURO STOXX 50® Index represents the performance of the 50 largest companies among the 19 supersectors in terms of free-float market cap in 12 eurozone countries. These countries include Austria, Belgium, Finland, France, Germany, Greece, Ireland, Italy, Luxembourg, the Netherlands, Portugal and Spain. The Index has a fixed number of components and is part of the STOXX® blue-chip index family. The Index captures about 60% of the free-float market cap of the EURO STOXX® Total Market Index (TMI).

6   The Nikkei Stock Average, the Nikkei 225 is used around the globe as the premier index of Japanese stocks. Because of the prominent nature of the Index, many financial products linked to the Nikkei 225 that have been created are traded worldwide, and has been sufficiently used as the indicator of the movement of Japanese stock markets. The Nikkei 225 is a price-weighted equity index, which consists of 225 stocks in the 1st section of the Tokyo Stock Exchange.

Unless otherwise specified, indexes reflect total return, with all dividends reinvested. Indexes are unmanaged, do not reflect the deduction of fees or expenses, and are not available for direct investment.

Important Performance and Other Information

Performance data quoted in the following pages reflect past performance and are no guarantee of future results. Current performance may be higher or lower than the performance quoted. The investment return and principal value of an investment in the Funds will fluctuate so that shares, on any given day or when redeemed, may be worth more or less than their original cost. You can obtain performance data current to the most recent month end by calling Lord Abbett at 888-522-2388 or referring to www.lordabbett.com.

Except where noted, comparative Fund performance does not account for the deduction of sales charges and would be different if sales charges were included. Each Fund offers classes of shares with distinct pricing options. For a full description of the differences in pricing alternatives, please see each Fund’s prospectus.

During certain periods shown, expense waivers and reimbursements were in place. Without such waivers and expense reimbursements, the Funds’ returns would have been lower.

The annual commentary above discusses the views of the Funds’ management and various portfolio holdings of the Funds as of December 31, 2019. These views and portfolio holdings may have changed after this date. Information provided in the commentary is not a recommendation to buy or sell securities. Because the Funds’ portfolio is actively managed and may change significantly, the Funds may no longer own the securities described above or may have otherwise changed their positions in the securities. For more recent information about the Funds’ portfolio holdings, please visit www.lordabbett.com.

A Note about Risk: See Notes to Financial Statements for a discussion of investment risks. For a more detailed discussion of the risks associated with each Fund, please see each Fund’s prospectus.

Mutual funds are not insured by the FDIC, are not deposits or other obligations of, or guaranteed by, banks, and are subject to investment risks including possible loss of principal amount invested.

Emerging Markets Bond Fund

Investment Comparison

Below is a comparison of a $10,000 investment in Class A shares with the same investment in the J.P. Morgan Emerging Markets Bond Global Diversified Index (EMBI Global Diversified), assuming reinvestment of all dividends and distributions. The performance of the other classes will be greater than or less than the performance shown in the graph below due to different sales loads and expenses applicable to such classes. The graph and performance table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. During certain periods, expenses of the Fund have been waived or reimbursed by Lord Abbett; without such waiver or reimbursement of expenses, the Fund’s returns would have been lower. Past performance is no guarantee of future results.

Average Annual Total Returns at Maximum Applicable Sales Charge for the Periods Ended December 31, 2019
	1 Year	5 Years	10 Years	Life of Class
Class A3	13.31%	2.45%	1.31%	–
Class C4	14.34%	2.33%	0.91%	–
Class F5	16.08%	3.02%	1.67%	–
Class F3[6]	16.15%	–	–	5.19%
Class I5	15.92%	3.11%	1.75%	–
Class R2[5]	15.19%	2.50%	1.15%	–
Class R3[5]	15.59%	2.60%	1.24%	–
Class R4[7]	15.85%	–	–	3.82%
Class R5[7]	15.92%	–	–	4.09%
Class R6[7]	16.15%	–	–	4.17%

1    Reflects the deduction of the maximum initial sales charge of 2.25%.

2    Performance for the unmanaged index does not reflect any fees or expenses. The performance of the index is not necessarily representative of the Fund’s performance.

3    Total return, which is the percentage change in net asset value, after deduction of the maximum initial sales charge of 2.25% applicable to Class A shares, with all dividends and distributions reinvested for the periods shown ending December 31,

2019, is calculated using the SEC-required uniform method to compute such return.

4    The 1% CDSC for Class C shares normally applies before the first anniversary of the purchase date. Performance for other periods is at net asset value.

5    Performance is at net asset value.

6    Commenced operations and performance for the Class began on April 4, 2017. Performance is at net asset value.

7    Commenced operations and performance for the Class began on June 30, 2015. Performance is at net asset value.

Emerging Markets Corporate Debt Fund

Investment Comparison

Below is a comparison of a $10,000 investment in Class A shares with the same investment in the J.P. Morgan Corporate Emerging Markets Bond Index Broad Diversified (CEMBI BD) Index, assuming reinvestment of all dividends and distributions. The performance of the other classes will be greater than or less than the performance shown in the graph below due to different sales loads and expenses applicable to such classes. The graph and performance table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. During certain periods, expenses of the Fund have been waived or reimbursed by Lord Abbett; without such waiver or reimbursement of expenses, the Fund’s returns would have been lower. Past performance is no guarantee of future results.

Average Annual Total Returns at Maximum Applicable Sales Charge for the Periods Ended December 31, 2019
	1 Year	5 Year	Life of Class
Class A3	11.00%	5.19%	5.46%
Class C4	11.85%	4.96%	5.12%
Class F5	13.66%	5.76%	5.94%
Class F3[6]	13.94%	–	5.53%
Class I5	13.69%	5.87%	6.05%
Class R2[5]	13.19%	5.76%	5.97%
Class R3[5]	13.31%	5.78%	5.98%
Class R4[7]	13.52%	–	5.53%
Class R5[7]	13.79%	–	5.81%
Class R6[7]	13.94%	–	5.94%

1    Reflects the deduction of the maximum initial sales charge of 2.25%.

2    Performance for the unmanaged index does not reflect any fees or expenses. The performance of the index is not necessarily representative of the Fund’s performance.

3    Class A shares commenced operations on December 6, 2013 and performance for the Class began on December 31, 2013. Total return, which is the percentage change in net asset value, after deduction of the maximum initial sales charge of 2.25% applicable to Class A shares, with all dividends and distributions reinvested for the period shown ended December 31, 2019, is calculated using the SEC-required uniform method to compare such return.

4    Class C shares commenced operations on December 6, 2013 and performance for the Class began on December 31, 2013. The 1% CDSC for Class C normally applies before the first anniversary of the purchase date.

5    Commenced operations on December 6, 2013 and performance for the Class began on December 31, 2013. Performance is at net asset value.

6    Commenced operations and performance for the Class began on April 4, 2017. Performance is at net asset value.

7    Commenced operations and performance for the Class began on June 30, 2015. Performance is at net asset value.

Global Bond Fund

Investment Comparison

Below is a comparison of a $10,000 investment in Class A shares with the same investment in the Bloomberg Barclays Global Aggregate Bond Index, assuming reinvestment of all dividends and distributions. The performance of the other classes will be greater than or less than the performance shown in the graph below due to different sales loads and expenses applicable to such classes. The graph and performance table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. During certain periods, expenses of the Fund have been waived or reimbursed by Lord Abbett and reimbursed by the Underlying Funds; without such waiver or reimbursement of expenses, the Fund’s returns would have been lower. Past performance is no guarantee of future results.

Average Annual Total Returns at Maximum Applicable Sales Charge for the Periods Ended December 31, 2019
	1 Year	Life of Class
Class A3	5.92%	3.07%
Class C4	6.48%	3.91%
Class F5	8.53%	4.94%
Class F3[5]	8.66%	5.07%
Class I5	8.53%	4.94%
Class R3[5]	8.00%	4.42%
Class R4[5]	8.26%	4.68%
Class R5[5]	8.53%	4.95%
Class R6[5]	8.66%	5.07%

1    Reflects the deduction of the maximum initial sales charge of 2.25%.

2    Performance for each unmanaged index does not reflect any fees or expenses. The performance of each index is not necessarily representative of the Fund’s performance.

3    Class A shares commenced operations on July 26, 2018 and performance for the Class began on July 31, 2018. Total return, which is the percentage change in net asset value, after deduction of the maximum initial sales charge of 2.25% applicable to Class A shares, with all distributions reinvested for the periods shown ending December 31, 2019, is calculated using the SEC-required uniform method to compute such return.

4    Class C shares commenced operations on July 26, 2018 and performance for the Class began on July 31, 2018. The 1% CDSC for Class C shares normally applies before the first anniversary of the purchase date. Performance for other periods is at net asset value.

5    Commenced operations on July 26, 2018 and performance for the Class began on July 31, 2018. Performance is at net asset value.

Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments (these charges vary among the share classes); and (2) ongoing costs, including management fees; distribution and service (12b-1) fees (these charges vary among the share classes); and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in each Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2019 through December 31, 2019).

Actual Expenses

For each class of each Fund, the first line of the table on the following pages provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled “Expenses Paid During Period 7/1/19 – 12/31/19” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

For each class of each Fund, the second line of the table on the following pages provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in each Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Emerging Markets Bond Fund

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period†
	7/1/19	12/31/19	7/1/19 - 12/31/19
Class A
Actual	$1,000.00	$1,034.50	$4.92
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.37	$4.89
Class C
Actual	$1,000.00	$1,031.20	$8.09
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,017.24	$8.03
Class F
Actual	$1,000.00	$1,035.30	$3.90
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.37	$3.87
Class F3
Actual	$1,000.00	$1,035.60	$3.85
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.42	$3.82
Class I
Actual	$1,000.00	$1,033.60	$3.90
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.37	$3.87
Class R2
Actual	$1,000.00	$1,030.50	$6.91
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,018.40	$6.87
Class R3
Actual	$1,000.00	$1,033.00	$6.46
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,018.85	$6.41
Class R4
Actual	$1,000.00	$1,034.30	$5.23
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.06	$5.19
Class R5
Actual	$1,000.00	$1,035.60	$3.75
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.53	$3.72
Class R6
Actual	$1,000.00	$1,035.60	$3.85
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.42	$3.82

†	For each class of the Fund, For each class of the Fund, net expenses are equal to the annualized expense ratio for such class (0.96% for Class A, 1.58% for Class C, 0.76% for Class F, 0.75% for Class F3, 0.76% for Class I, 1.35% for Class R2, 1.26% for Class R3, 1.02% for Class R4, 0.73% for Class R5 and 0.75% for Class R6) multiplied by the average account value over the period, multiplied by 184/365 (to reflect one-half year period).

Portfolio Holdings Presented by Sector

December 31, 2019

Sector*	%**
Banking	5.11%
Basic Industry	2.82%
Consumer Goods	1.95%
Energy	13.53%
Financial Services	2.55%
Foreign Government	60.74%
Real Estate	0.53%
Services	0.58%
Telecommunications	0.56%
Transportation	1.71%
U.S. Government	2.93%
Utility	5.16%
Repurchase Agreement	1.83%
Total	100.00%

*	A sector may comprise several industries.
**	Represents percent of total investments.

Emerging Markets Corporate Debt Fund

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period†
	7/1/19	12/31/19	7/1/19 - 12/31/19
Class A
Actual	$1,000.00	$1,039.90	$5.40
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.91	$5.35
Class C
Actual	$1,000.00	$1,036.60	$8.62
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,016.74	$8.54
Class F
Actual	$1,000.00	$1,040.40	$4.89
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.42	$4.84
Class F3
Actual	$1,000.00	$1,041.60	$3.65
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.63	$3.62
Class I
Actual	$1,000.00	$1,040.80	$4.37
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.92	$4.33
Class R2
Actual	$1,000.00	$1,037.80	$7.45
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,017.90	$7.38
Class R3
Actual	$1,000.00	$1,038.40	$6.94
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,018.40	$6.87
Class R4
Actual	$1,000.00	$1,039.70	$5.66
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.66	$5.60
Class R5
Actual	$1,000.00	$1,041.00	$4.37
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.92	$4.33
Class R6
Actual	$1,000.00	$1,041.70	$3.65
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.63	$3.62

†	For each class of the Fund, net expenses are equal to the annualized expense ratio for such class (1.05% for Class A, 1.68% for Class C, 0.95% for Class F, 0.71% for Class F3, 0.85% for Class I, 1.45% for Class R2, 1.35% for Class R3, 1.10% for Class R4, 0.85% for Class R5 and 0.71% for Class R6) multiplied by the average account value over the period, multiplied by 184/365 (to reflect one-half year period).

Portfolio Holdings Presented by Sector

December 31, 2019

Sector*	%**
Auto	0.34%
Basic Industry	1.18%
Consumer Cyclical	1.49%
Consumer Discretionary	0.67%
Consumer Services	0.98%
Consumer Staples	3.68%
Energy	15.20%
Financial Services	30.17%
Foreign Government	4.32%
Health Care	1.68%
Materials & Processing	13.00%
Other	1.00%
Producer Durables	3.07%
Technology	3.35%
Telecommunications	5.04%
Transportation	0.97%
Utilities	10.22%
Repurchase Agreement	3.64%
Total	100.00%

*	A sector may comprise several industries.
**	Represents percent of total investments.

Global Bond Fund

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period†
	7/1/19	12/31/19	7/1/19 - 12/31/19
Class A
Actual	$1,000.00	$1,014.80	$3.96
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.27	$3.97
Class C
Actual	$1,000.00	$1,010.90	$7.91
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,017.39	$7.93
Class F
Actual	$1,000.00	$1,015.80	$2.95
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,022.28	$2.96
Class F3
Actual	$1,000.00	$1,016.40	$2.34
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.65	$2.34
Class I
Actual	$1,000.00	$1,015.80	$2.95
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,022.28	$2.96
Class R3
Actual	$1,000.00	$1,013.20	$5.48
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.76	$5.50
Class R4
Actual	$1,000.00	$1,014.50	$4.21
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.02	$4.23
Class R5
Actual	$1,000.00	$1,015.80	$2.95
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,022.28	$2.96
Class R6
Actual	$1,000.00	$1,016.40	$2.34
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,022.89	$2.35

†	For each class of the Fund, net expenses are equal to the annualized expense ratio for such class (0.78% for Class A, 1.56% for Class C, 0.58% for Class F, 0.46% for Class F3, 0.58% for Class I, 1.08% for Class R3, 0.83% for Class R4, 0.58% for Class R5 and 0.46% for Class R6) multiplied by the average account value over the period, multiplied by 184/365 (to reflect one-half year period).

Portfolio Holdings Presented by Sector

December 31, 2019

Sector*	%**
Auto	2.25%
Basic Industry	0.32%
Consumer Cyclicals	1.46%
Consumer Discretionary	3.94%
Consumer Durables	0.09%
Consumer Services	2.15%
Consumer Staples	3.33%
Energy	3.92%
Financial Services	29.57%
Foreign Government	16.98%
Forest Products	0.98%
Healthcare	0.41%
Information Technology	0.10%
Integrated Oils	0.16%
Materials & Processing	2.27%
Municipals	0.52%
Producer Durables	0.87%
Services	0.10%
Technology	3.87%
Telecommunications	1.29%
U.S. Government	15.44%
Utilities	3.00%
Repurchase Agreement	6.98%
Total	100.00%

*	A sector may comprise several industries.
**	Represents percent of total investments.

Schedule of Investments

EMERGING MARKETS BOND FUND December 31, 2019

Investments	Interest Rate		Maturity Date		Principal Amount (000)	Fair Value
LONG-TERM INVESTMENTS 96.01%

CORPORATE BONDS 35.28%

Banking 4.67%
Banco del Estado de Chile (Chile)†(a)	3.875%		2/8/2022		$455	$468,915
Banco do Brasil SA†	4.625%		1/15/2025		974	1,018,570
Banco Internacional del Peru SAA Interbank (Peru)†(a)	3.25%		10/4/2026		400	400,953
Banco Internacional del Peru SAA Interbank (Peru)†(a)	3.375%		1/18/2023		970	981,315
Banco Votorantim SA (Brazil)†(a)	4.50%		9/24/2024		600	618,006
Bangkok Bank plc (Hong Kong)†(a)	3.733% (5 Yr Treasury CMT + 1.90%	)#	9/25/2034		600	608,275
Itau Unibanco Holding SA†	4.50% (5 Yr Treasury CMT + 2.82%	)#	11/21/2029		550	563,756
NBK Tier 1 Financing 2 Ltd. (Armenia)†(a)	4.50% (6 Yr Swap rate + 2.83%	)#	–	(b)	500	500,000
Sberbank of Russia Via SB Capital SA (Luxembourg)†(a)	6.125%		2/7/2022		1,380	1,478,339
Turkiye Garanti Bankasi AS (Turkey)†(a)	5.875%		3/16/2023		1,116	1,150,156
Vnesheconombank via VEB Finance plc (Ireland)†(a)	6.80%		11/22/2025		580	693,243
Total						8,481,528

Building & Construction 0.68%
Dianjian Haiyu Ltd. (China)(a)	3.50% (5 Yr Swap rate + 6.77%	)#	–	(b)	1,221	1,226,329

Chemicals 1.30%
CNAC HK Finbridge Co. Ltd. (Hong Kong)(a)	4.125%		7/19/2027		1,130	1,187,462
OCP SA (Morocco)†(a)	6.875%		4/25/2044		500	637,572
Yingde Gases Investment Ltd. (Hong Kong)†(a)	6.25%		1/19/2023		525	543,688
Total						2,368,722

Electric: Distribution/Transportation 1.21%
OmGrid Funding Ltd.†	5.196%		5/16/2027		1,180	1,217,730
Perusahaan Listrik Negara PT (Indonesia)†(a)	4.125%		5/15/2027		930	982,636
Total						2,200,366

Electric: Generation 0.57%
Greenko Mauritius Ltd. (India)†(a)	6.25%		2/21/2023		1,000	1,029,295

Electric: Integrated 3.29%
Abu Dhabi National Energy Co. PJSC (Armenia)†(a)	4.00%		10/3/2049		500	519,574
Empresas Publicas de Medellin ESP (Colombia)†(a)	4.25%		7/18/2029		200	208,411

16	See Notes to Financial Statements.

Schedule of Investments (continued)

EMERGING MARKETS BOND FUND December 31, 2019

Investments	Interest Rate	Maturity Date	Principal Amount (000)		Fair Value
Electric: Integrated (continued)
Enel Chile SA (Chile)(a)	4.875%	6/12/2028		$910	$1,008,141
Eskom Holdings SOC Ltd. (South Africa)†(a)	5.75%	1/26/2021		1,485	1,491,497
Eskom Holdings SOC Ltd. (South Africa)†(a)	7.125%	2/11/2025		1,150	1,179,833
Perusahaan Listrik Negara PT (Indonesia)†(a)	4.875%	7/17/2049		1,450	1,574,606
Total					5,982,062

Energy: Exploration & Production 3.78%
Hunt Oil Co. of Peru LLC Sucursal Del Peru (Peru)†(a)	6.375%	6/1/2028		900	992,790
KazMunayGas National Co. JSC (Kazakhstan)†(a)	4.75%	4/19/2027		1,100	1,210,835
KazMunayGas National Co. JSC (Kazakhstan)†(a)	6.375%	10/24/2048		1,071	1,381,847
KazTransGas JSC (Kazakhstan)†(a)	4.375%	9/26/2027		980	1,029,958
PT Saka Energi Indonesia (Indonesia)†(a)	4.45%	5/5/2024		1,860	1,891,883
PTTEP Treasury Center Co. Ltd. (Thailand)†(a)	3.903%	12/6/2059		361	360,412
Total					6,867,725

Food: Wholesale 1.91%
BRF SA (Brazil)†(a)	4.875%	1/24/2030		450	464,742
Kernel Holding SA (Ukraine)†(a)	8.75%	1/31/2022		710	767,832
MHP Lux SA (Luxembourg)†(a)	6.25%	9/19/2029		1,000	984,350
MHP Lux SA (Luxembourg)†(a)	6.95%	4/3/2026		1,199	1,260,221
Total					3,477,145

Foreign Government 0.71%
CBB International Sukuk Co. 6 Spc (Bahrain)†(a)	5.25%	3/20/2025		1,200	1,296,156

Foreign Sovereign 1.00%
Petroleos Mexicanos(c)	4.875%	2/21/2028	EUR	750	905,002
Third Pakistan International Sukuk Co. Ltd. (The) (Pakistan)†(a)	5.625%	12/5/2022		$890	914,951
Total					1,819,953

Forestry/Paper 0.50%
Klabin Austria GmbH (Austria)†(a)	5.75%	4/3/2029		850	906,831

Gas Distribution 0.86%
Southern Gas Corridor CJSC (Azerbaijan)†(a)	6.875%	3/24/2026		955	1,134,019
Transportadora de Gas Internacional SA ESP (Colombia)†(a)	5.55%	11/1/2028		375	429,978
Total					1,563,997

Integrated Energy 5.74%
Ecopetrol SA (Colombia)(a)	7.375%	9/18/2043		360	488,137
Gazprom PJSC Via Gaz Capital SA (Luxembourg)†(a)	4.95%	2/6/2028		1,890	2,111,449

See Notes to Financial Statements.	17

Schedule of Investments (continued)

EMERGING MARKETS BOND FUND December 31, 2019

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Integrated Energy (continued)
Lukoil International Finance BV (Netherlands)†(a)	4.75%	11/2/2026	$740	$821,353
Pertamina Persero PT (Indonesia)†(a)	4.30%	5/20/2023	730	771,228
Pertamina Persero PT (Indonesia)†(a)	4.70%	7/30/2049	300	320,613
Pertamina Persero PT (Indonesia)†(a)	5.625%	5/20/2043	630	737,392
Petroleos Mexicanos (Mexico)(a)	5.35%	2/12/2028	2,445	2,439,737
Petroleos Mexicanos (Mexico)†(a)	6.49%	1/23/2027	312	332,158
Petroleos Mexicanos (Mexico)(a)	6.75%	9/21/2047	1,408	1,415,484
Sinopec Group Overseas Development Ltd. (China)†(a)	3.625%	4/12/2027	930	976,813
Total				10,414,364

Investments & Miscellaneous Financial Services 2.51%
AI Candelaria Spain SLU (Spain)†(a)	7.50%	12/15/2028	650	730,663
Charming Light Investments Ltd.	4.375%	12/21/2027	780	836,149
China Cinda Finance 2017 I Ltd.	4.75%	2/8/2028	1,205	1,346,996
Chinalco Capital Holdings Ltd.	4.00%	8/25/2021	1,030	1,040,791
MDGH - GMTN BV (Netherlands)†(a)	3.70%	11/7/2049	580	604,404
Total				4,559,003

Metals/Mining (Excluding Steel) 0.30%
Corp. Nacional del Cobre de Chile (Chile)†(a)	4.375%	2/5/2049	500	537,451

Oil Field Equipment & Services 0.63%
State Oil Co. of the Azerbaijan Republic (Azerbaijan)(a)	4.75%	3/13/2023	740	779,434
State Oil Co. of the Azerbaijan Republic (Azerbaijan)(a)	6.95%	3/18/2030	290	356,732
Total				1,136,166

Oil Refining & Marketing 2.30%
Citgo Holding, Inc.†	9.25%	8/1/2024	208	223,600
Empresa Nacional del Petroleo (Chile)†(a)	3.75%	8/5/2026	1,536	1,573,083
Empresa Nacional del Petroleo (Chile)†(a)	4.50%	9/14/2047	1,000	1,020,271
Saudi Arabian Oil Co. (Saudi Arabia)†(a)	4.375%	4/16/2049	725	791,599
Thaioil Treasury Center Co. Ltd. (Thailand)†(a)	3.50%	10/17/2049	600	569,483
Total				4,178,036

Rail 1.02%
China Railway Xunjie Co. Ltd. (China)(a)	3.25%	7/28/2026	1,038	1,048,250
Kazakhstan Temir Zholy Finance BV (Netherlands)†(a)	6.95%	7/10/2042	600	807,222
Total				1,855,472

18	See Notes to Financial Statements.

Schedule of Investments (continued)

EMERGING MARKETS BOND FUND December 31, 2019

Investments	Interest Rate	Maturity Date	Principal Amount (000)		Fair Value
Real Estate Development & Management 0.52%
Kaisa Group Holdings Ltd. (China)†(a)	11.95%	10/22/2022		$550	$574,409
Sunac China Holdings Ltd. (China)(a)	7.875%	2/15/2022		360	374,396
Total					948,805

Telecommunications: Wireline Integrated & Services 0.55%
Oztel Holdings SPC Ltd. (United Arab Emirates)†(a)	6.625%	4/24/2028		930	989,581

Transportation (Excluding Air/Rail) 0.57%
DP World Crescent Ltd.	3.875%	7/18/2029		1,000	1,027,560

Transportation: Infrastructure/Services 0.66%
Aeropuerto Internacional de Tocumen SA (Panama)†(a)	5.625%	5/18/2036		816	963,908
Transnet SOC Ltd. (South Africa)†(a)	4.00%	7/26/2022		235	239,067
Total					1,202,975
Total Corporate Bonds (cost $59,743,098)					64,069,522

FOREIGN GOVERNMENT OBLIGATIONS 60.73%

Angola 1.71%
Republic of Angola†(a)	8.25%	5/9/2028		1,510	1,634,889
Republic Of Angola†(a)	9.125%	11/26/2049		500	536,266
Republic of Angola†(a)	9.50%	11/12/2025		790	926,958
Total					3,098,113

Argentina 2.52%
Province of Santa Fe†(a)	6.90%	11/1/2027		550	437,250
Province of Santa Fe†(a)	7.00%	3/23/2023		985	797,850
Provincia of Neuquen†(a)	7.50%	4/27/2025		1,040	798,200
Republic of Argentina(a)	5.875%	1/11/2028		1,000	472,848
Republic of Argentina(a)	8.28%	12/31/2033		3,334	2,061,179
Total					4,567,327

Bahamas 0.70%
Commonwealth of Bahamas†(a)	5.75%	1/16/2024		1,173	1,271,239

Bahrain 0.69%
Bahrain Government International Bond†(a)	6.00%	9/19/2044		300	315,838
Bahrain Government International Bond†(a)	6.75%	9/20/2029		800	936,534
Total					1,252,372

Benin 0.32%
Benin Government International Bond†(c)	5.75%	3/26/2026	EUR	500	585,770

See Notes to Financial Statements.	19

Schedule of Investments (continued)

EMERGING MARKETS BOND FUND December 31, 2019

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Bermuda 0.58%
Government of Bermuda†	3.717%	1/25/2027	$1,000	$1,052,857

Brazil 1.24%
Brazilian Government International Bond(a)	4.75%	1/14/2050	1,206	1,191,564
Federal Republic of Brazil(a)	4.625%	1/13/2028	562	604,572
Federal Republic of Brazil(a)	5.00%	1/27/2045	436	454,414
Total				2,250,550

Colombia 2.60%
Republic of Colombia(a)	3.875%	4/25/2027	1,810	1,919,229
Republic of Colombia(a)	5.00%	6/15/2045	2,410	2,807,493
Total				4,726,722

Costa Rica 1.35%
Costa Rica Government†(a)	4.25%	1/26/2023	818	824,474
Costa Rica Government†(a)	4.375%	4/30/2025	485	485,201
Costa Rica Government†(a)	5.625%	4/30/2043	1,220	1,135,741
Total				2,445,416

Dominican Republic 3.32%
Dominican Republic†(a)	6.40%	6/5/2049	1,000	1,099,685
Dominican Republic†(a)	5.95%	1/25/2027	2,660	2,943,576
Dominican Republic†(a)	6.85%	1/27/2045	1,740	1,991,752
Total				6,035,013

Ecuador 1.92%
Ecuador Government International Bond†(a)	9.65%	12/13/2026	1,200	1,143,417
Republic of Ecuador†(a)	7.875%	1/23/2028	2,000	1,783,215
Republic of Ecuador†(a)	9.50%	3/27/2030	600	561,208
Total				3,487,840

Egypt 3.19%
Arab Republic of Egypt†(a)	4.55%	11/20/2023	640	654,813
Arab Republic of Egypt†(a)	6.125%	1/31/2022	1,220	1,272,461
Arab Republic of Egypt†(a)	6.588%	2/21/2028	2,105	2,200,546
Arab Republic of Egypt†(a)	7.903%	2/21/2048	1,070	1,125,948
Egypt Government International Bond†(a)	8.15%	11/20/2059	500	535,595
Total				5,789,363

20	See Notes to Financial Statements.

Schedule of Investments (continued)

EMERGING MARKETS BOND FUND December 31, 2019

Investments	Interest Rate	Maturity Date	Principal Amount (000)		Fair Value
El Salvador 1.61%
Republic of EI Salvador†(a)	6.375%	1/18/2027		$1,742	$1,855,853
Republic of EI Salvador†(a)	7.125%	1/20/2050		1,000	1,067,815
Total					2,923,668

Ghana 0.66%
Republic of Ghana†(a)	7.875%	8/7/2023		682	750,705
Republic of Ghana(a)	7.875%	3/26/2027		425	447,761
Total					1,198,466

Guatemala 1.21%
Republic of Guatemala†(a)	4.375%	6/5/2027		925	960,009
Republic of Guatemala†(a)	4.90%	6/1/2030		500	536,424
Republic of Guatemala†(a)	6.125%	6/1/2050		600	709,317
Total					2,205,750

Honduras 0.41%
Honduras Government†(a)	6.25%	1/19/2027		675	738,516

Indonesia 1.67%
Indonesia Government International Bond(a)	3.70%	10/30/2049		500	514,395
Indonesia Government International Bond(a)	4.10%	4/24/2028		930	1,011,173
Republic of Indonesia†(a)	4.75%	1/8/2026		835	929,111
Republic of Indonesia(a)	4.75%	2/11/2029		500	573,098
Total					3,027,777

Ivory Coast 1.28%
Ivory Coast Bond†(a)	6.375%	3/3/2028		2,200	2,326,599

Jamaica 1.12%
Government of Jamaica(a)	7.875%	7/28/2045		1,507	2,039,627

Kazakhstan 1.19%
Republic of Kazakhstan†(c)	1.50%	9/30/2034	EUR	500	572,660
Republic of Kazakhstan†(a)	3.875%	10/14/2024		$422	453,646
Republic of Kazakhstan†(a)	4.875%	10/14/2044		915	1,132,852
Total					2,159,158

Kenya 1.49%
Republic of Kenya†(a)	7.00%	5/22/2027		700	746,857
Republic of Kenya†(a)	7.25%	2/28/2028		936	1,020,001
Republic of Kenya†(a)	8.25%	2/28/2048		874	939,156
Total					2,706,014

See Notes to Financial Statements.	21

Schedule of Investments (continued)

EMERGING MARKETS BOND FUND December 31, 2019

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Lebanon 0.49%
Republic of Lebanon(a)	6.65%	2/26/2030	$1,948	$881,353

Mexico 1.41%
United Maxican States(a)	4.50%	1/31/2050	2,370	2,566,710

Mongolia 0.77%
Development Bank of Mongolia LLC†(a)	7.25%	10/23/2023	422	447,298
Republic of Mongolia†(a)	5.125%	12/5/2022	930	954,143
Total				1,401,441

Nigeria 3.00%
Republic of Nigeria†(a)	6.375%	7/12/2023	926	991,877
Republic of Nigeria†(a)	6.50%	11/28/2027	3,073	3,146,343
Republic of Nigeria†(a)	9.248%	1/21/2049	1,174	1,315,136
Total				5,453,356

Oman 1.96%
Oman Government International Bond†(a)	4.75%	6/15/2026	2,109	2,143,271
Oman Government International Bond†(a)	6.75%	1/17/2048	1,400	1,410,966
Total				3,554,237

Pakistan 1.14%
Pakistan Government International Bond†(a)	6.875%	12/5/2027	525	548,318
Pakistan Government International Bond†(a)	8.25%	4/15/2024	1,361	1,520,060
Total				2,068,378

Panama 0.23%
Panama Government International Bond(a)	3.87%	7/23/2060	385	415,222

Paraguay 1.06%
Republic of Paraguay†(a)	4.70%	3/27/2027	690	760,965
Republic of Paraguay†(a)	5.40%	3/30/2050	1,000	1,157,185
Total				1,918,150

Peru 0.28%
Republic of Peru(a)	2.844%	6/20/2030	500	517,174

Qatar 2.61%
State of Qatar†(a)	3.375%	3/14/2024	1,000	1,048,025
State of Qatar†(a)	4.817%	3/14/2049	584	724,422
State of Qatar†(a)	3.25%	6/2/2026	2,315	2,441,607
State of Qatar†(a)	5.103%	4/23/2048	411	528,976
Total				4,743,030

22	See Notes to Financial Statements.

Schedule of Investments (continued)

EMERGING MARKETS BOND FUND December 31, 2019

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Russia 1.33%
Russian Federation†(a)	4.25%	6/23/2027	$600	$656,291
Russian Federation†(a)	5.25%	6/23/2047	1,400	1,755,803
Total				2,412,094

Saudi Arabia 2.38%
Saudi International Bond†(a)	3.25%	10/26/2026	961	996,986
Saudi International Bond†(a)	3.625%	3/4/2028	1,200	1,269,268
Saudi International Bond†(a)	5.00%	4/17/2049	1,723	2,063,353
Total				4,329,607

Senegal 1.15%
Republic of Senegal†(a)	6.25%	7/30/2024	817	906,737
Republic of Senegal†(a)	6.25%	5/23/2033	1,128	1,189,408
Total				2,096,145

South Africa 1.32%
Republic of South Africa(a)	4.30%	10/12/2028	1,946	1,911,538
Republic of South Africa(a)	5.75%	9/30/2049	500	487,943
Total				2,399,481

Sri Lanka 2.31%
Republic of Sri Lanka†(a)	7.85%	3/14/2029	650	661,242
Republic of Sri Lanka†(a)	5.75%	4/18/2023	1,531	1,514,135
Republic of Sri Lanka†(a)	5.875%	7/25/2022	570	571,524
Republic of Sri Lanka†(a)	6.25%	10/4/2020	888	902,204
Republic of Sri Lanka†(a)	7.55%	3/28/2030	550	547,114
Total				4,196,219

Turkey 3.67%
Export Credit Bank of Turkey†(a)	4.25%	9/18/2022	325	318,818
Export Credit Bank of Turkey†(a)	5.375%	2/8/2021	200	203,450
Export Credit Bank of Turkey†(a)	8.25%	1/24/2024	450	490,478
Republic of Turkey(a)	3.25%	3/23/2023	1,625	1,563,616
Republic of Turkey(a)	4.25%	4/14/2026	838	783,834
Republic of Turkey(a)	5.625%	3/30/2021	1,451	1,496,545
Republic of Turkey(a)	5.75%	5/11/2047	650	577,593
Republic of Turkey(a)	7.00%	6/5/2020	725	739,375
Turkey Government International Bond(a)	6.625%	2/17/2045	500	493,780
Total				6,667,489

See Notes to Financial Statements.	23

Schedule of Investments (continued)

EMERGING MARKETS BOND FUND December 31, 2019

Investments	Interest Rate	Maturity Date	Principal Amount (000)		Fair Value
Ukraine 3.12%
Ukraine Government(a)	Zero Coupon	5/31/2040		$425	$407,469
Ukraine Government†(c)	6.75%	6/20/2026	EUR	250	315,585
Ukraine Government†(a)	7.375%	9/25/2032		$2,584	2,762,857
Ukraine Government†(a)	7.75%	9/1/2021		550	583,172
Ukraine Government†(a)	8.994%	2/1/2024		1,420	1,602,811
Total					5,671,894

United Arab Emirates 0.32%
Abu Dhabi Government International Bond†(a)	3.125%	9/30/2049		600	586,150

Uruguay 0.61%
Republic of Uruguay(a)	4.975%	4/20/2055		930	1,099,014

Uzbekistan 0.59%
Republic of Uzbekistan†(a)	4.75%	2/20/2024		1,000	1,063,498

Vietnam 0.20%
Socialist Republic of Vietnam†(a)	4.80%	11/19/2024		328	357,882
Total Foreign Government Obligations (cost $103,237,202)					110,286,681
Total Long-Term Investments (cost $162,980,300)					174,356,203

SHORT-TERM INVESTMENTS 2.34%

FOREIGN GOVERNMENT OBLIGATION 0.54%

Egypt
Egypt Treasury Bills(c) (cost $953,374)	Zero Coupon	3/24/2020	EGP	16,100	971,781

REPURCHASE AGREEMENT 1.80%
Repurchase Agreement dated 12/31/2019, 0.85% due 1/2/2020 with Fixed Income Clearing Corp. collateralized by $3,245,000 of U.S. Treasury Note at 2.75% due 8/15/2021; value: $3,337,492; proceeds: $3,270,208 (cost $3,270,054)				$3,270	3,270,054
Total Short-Term Investments (cost $4,223,428)					4,241,835
Total Investments in Securities 98.35% (cost $167,203,728)					178,598,038
Cash and Other Assets in Excess of Liabilities(d) 1.65%					2,999,792
Net Assets 100.00%					$181,597,830

24	See Notes to Financial Statements.

Schedule of Investments (continued)

EMERGING MARKETS BOND FUND December 31, 2019

EGP	Egyptian pound.
EUR	Euro.
CMT	Constant Maturity Rate.

†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers. At December 31, 2019, the total value of Rule 144A securities was $130,837,084, which represents 72.05% of net assets.
#	Variable rate security. The interest rate represents the rate in effect at December 31, 2019.
(a)	Foreign security traded in U.S. dollars.
(b)	Security is perpetual in nature and has no stated maturity.
(c)	Investment in non-U.S. dollar denominated securities.
(d)	Cash and Other Assets in Excess of Liabilities include net unrealized appreciation/depreciation on forward foreign currency exchange contracts, futures contracts and swaps as follows:

Credit Default Swaps on Issuer – Sell Protection at December 31, 2019(1):

Referenced Issuer	Swap Counterparty	Fund Receives (Quarterly)	Termination Date	Notional Amount	Notional Value	Payments Upfront(2)	Unrealized Appreciation(3)	Credit Default Swap Agreements Receivable at Fair Value(4)
Petroleos Mexicanos(5)	Citibank	1.00%	6/20/2020	$905,000	$908,153	$(1,702)	$4,855	$3,153

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities.
(2)	Upfront payments received are presented net of amortization (See Note 2(n)).
(3)	Total unrealized appreciation on Credit Default Swaps on Issuer amounted to $4,855. Total unrealized depreciation on Credit Default Swaps on Issuer amounted to $0.
(4)	Includes upfront payments received/paid.
(5)	Moody’s Credit Rating: Baa3.

Open Forward Foreign Currency Exchange Contracts at December 31, 2019:

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Depreciation
euro	Sell	Morgan Stanley	2/14/2020	67,000	$74,703	$75,350	$(647)
euro	Sell	State Street Bank and Trust	2/14/2020	2,067,000	2,289,805	2,324,616	(34,811)
Unrealized Depreciation on Forward Foreign Currency Exchange Contracts							$(35,458)

See Notes to Financial Statements.	25

Schedule of Investments (concluded)

EMERGING MARKETS BOND FUND December 31, 2019

Open Futures Contracts at December 31, 2019:

Type	Expiration	Contracts	Position	Notional Amount		Notional Value		Unrealized Appreciation
Euro-Bund	March 2020	9	Short	EUR	(1,557,164)	EUR	(1,534,410)	$25,523
U.S. 10-Year Ultra Treasury Note	March 2020	62	Short		$(8,826,787)		$(8,723,594)	103,193
U.S. Ultra Treasury Bond	March 2020	19	Short		(3,556,556)		(3,451,469)	105,087
Total Unrealized Appreciation on Open Futures Contracts								$233,803

Type	Expiration	Contracts	Position	Notional Amount		Notional Value		Unrealized Depreciation
Euro-Bobl	March 2020	2	Long	EUR	268,724	EUR	267,260	$(1,642)
U.S. 2-Year Treasury Note	March 2020	44	Long		$9,486,205		$9,482,000	(4,205)
U.S. 5-Year Treasury Note	March 2020	17	Short		(2,012,080)		(2,016,359)	(4,279)
U.S. Long Bond	March 2020	104	Long		16,633,694		16,214,250	(419,444)
Total Unrealized Depreciation on Open Futures Contracts								$(429,570)

The following is a summary of the inputs used as of December 31, 2019 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Corporate Bonds	$–	$64,069,522	$–	$64,069,522
Foreign Government Obligations	–	110,286,681	–	110,286,681
Short-Term Investments
Foreign Government Obligation	–	971,781	–	971,781
Repurchase Agreement	–	3,270,054	–	3,270,054
Total	$–	$178,598,038	$–	$178,598,038
Other Financial Instruments
Credit Default Swap Contracts
Assets	$–	$3,153	$–	$3,153
Liabilities	–	–	–	–
Forward Foreign Currency Exchange Contracts
Assets	–	–	–	–
Liabilities	–	(35,458)	–	(35,458)
Futures Contracts
Assets	233,803	–	–	233,803
Liabilities	(429,570)	–	–	(429,570)
Total	$(195,767)	$(32,305)	$–	$(228,072)

(1)	Refer to Note 2(q) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography.

26	See Notes to Financial Statements.

Schedule of Investments

EMERGING MARKETS CORPORATE DEBT FUND December 31, 2019

Investments					Shares (000)		Fair Value
LONG-TERM INVESTMENTS 94.27%

COMMON STOCK 0.04%

Metals & Minerals: Miscellaneous
Vedanta Ltd. ADR (cost $57,261)						3	$24,345

	Interest Rate		Maturity Date		Principal Amount (000)

CONVERTIBLE BONDS 0.47%

Technology 0.30%
Trip.com Group Ltd. (China)(a)	1.00%		7/1/2020			$95	93,707
Weibo Corp. (China)(a)	1.25%		11/15/2022			98	92,182
Total							185,889

Telecommunications 0.17%
GDS Holdings Ltd. (China)(a)	2.00%		6/1/2025			90	109,225
Total Convertible Bonds (cost $282,979)							295,114

CORPORATE BONDS 89.27%

Air Transportation 0.52%
Latam Finance Ltd.†	7.00%		3/1/2026			200	216,869
Transportes Aereos Portugueses SA†(b)	5.625%		12/2/2024		EUR	100	112,030
Total							328,899

Auto Parts: Original Equipment 0.33%
Nemak SAB de CV (Mexico)†(a)	4.75%		1/23/2025			$200	207,250

Banks: Regional 16.45%
ADCB Finance Cayman Ltd.†	4.00%		3/29/2023			200	209,030
Akbank T.A.S. (Turkey)†(a)	5.00%		10/24/2022			650	655,284
Alfa Bank AO Via Alfa Bond Issuance plc (Ireland)(a)	6.95% (5 Yr Treasury CMT + 4.57%	)#	–	(c)		250	245,313
Alfa Bank AO Via Alfa Bond Issuance plc (Ireland)†(a)	7.75%		4/28/2021			200	212,764
Banco BBVA Peru SA (Peru)(a)	5.00%		8/26/2022			200	212,564
Banco de Bogota SA (Colombia)†(a)	4.375%		8/3/2027			200	212,322
Banco de Credito e Inversiones SA (Chile)†(a)	3.50%		10/12/2027			200	204,565
Banco do Brasil SA†	4.625%		1/15/2025			400	418,304
Banco do Brasil SA†	6.25% (10 Yr Treasury CMT + 4 40%	)#	–	(c)		400	406,604
Banco Internacional del Peru SAA Interbank (Peru)†(a)	3.25%		10/4/2026			230	230,548

See Notes to Financial Statements.	27

Schedule of Investments (continued)

EMERGING MARKETS CORPORATE DEBT FUND December 31, 2019

Investments	Interest Rate		Maturity Date		Principal Amount (000)	Fair Value
Banks: Regional (continued)
Banco Mercantil del Norte SA†	7.625% (10 Yr Treasury CMT + 5.35%	)#	–	(c)	$200	$214,107
Banco Votorantim SA (Brazil)†(a)	4.50%		9/24/2024		200	206,002
Bancolombia SA (Colombia)(a)	4.625% (5 Yr Treasury CMT + 2.94%	)#	12/18/2029		200	203,250
Bancolombia SA (Colombia)(a)	5.95%		6/3/2021		150	157,935
Bangkok Bank plc (Hong Kong)†(a)	3.733% (5 Yr Treasury CMT + 1.90%	)#	9/25/2034		200	202,758
Bangkok Bank plc (Hong Kong)†(a)	5.00%		10/3/2023		200	217,396
Banistmo SA (Panama)†(a)	3.65%		9/19/2022		400	405,129
Bank of China Hong Kong Ltd. (Hong Kong)†(a)	5.90% (5 Yr Treasury CMT + 3.04%	)#	–	(c)	400	433,357
Bank of China Ltd. (China)†(a)	5.00%		11/13/2024		400	437,213
BBVA Bancomer SA†	4.375%		4/10/2024		350	373,336
BBVA Bancomer SA†	5.125% (10 Yr Treasury CMT + 5.65%	)#	1/18/2033		450	455,078
Global Bank Corp. (Panama)†(a)	5.25% (3 Mo. LIBOR + 3.30%	)#	4/16/2029		340	365,925
Itau Unibanco Holding SA†	4.50% (5 Yr Treasury CMT + 2.82%	)#	11/21/2029		250	256,252
NBK SPC Ltd. (United Arab Emirates)†(a)	2.75%		5/30/2022		200	201,848
NBK Tier 1 Financing 2 Ltd. (Armenia)†(a)	4.50% (6 Yr Swap rate + 2.83%	)#	–	(c)	300	300,000
QNB Finansbank AS (Turkey)†(a)	4.875%		5/19/2022		200	201,373
QNB Finansbank AS (Turkey)†(a)	6.875%		9/7/2024		400	426,950
Sberbank of Russia Via SB Capital SA (Luxembourg)†(a)	5.25%		5/23/2023		450	482,971
Sberbank of Russia Via SB Capital SA (Luxembourg)†(a)	6.125%		2/7/2022		200	214,252
Turkiye Garanti Bankasi AS (Turkey)†(a)	5.875%		3/16/2023		650	669,894
Turkiye Vakiflar Bankasi TAO (Turkey)†(a)	6.00%		11/1/2022		200	197,150
Turkiye Vakiflar Bankasi TAO (Turkey)†(a)	6.875% (5 Yr Swap rate + 5.44%	)#	2/3/2025		300	299,717
Woori Bank (South Korea)†(a)	4.75%		4/30/2024		400	429,454
Total						10,358,645

Building Materials 0.33%
Cemex SAB de CV (Mexico)†(a)	5.45%		11/19/2029		200	209,250

Business Services 1.90%
Adani Ports & Special Economic Zone Ltd. (India)†(a)	4.375%		7/3/2029		400	414,886
Autopistas del Sol SA (Costa Rica)†(a)	7.375%		12/30/2030		183	185,877

28	See Notes to Financial Statements.

Schedule of Investments (continued)

EMERGING MARKETS CORPORATE DEBT FUND December 31, 2019

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Business Services (continued)
DP World plc (United Arab Emirates)†(a)	4.70%	9/30/2049	$200	$202,000
DP World plc (United Arab Emirates)†(a)	6.85%	7/2/2037	300	395,791
Total				1,198,554

Chemicals 3.70%
CNAC HK Finbridge Co. Ltd. (Hong Kong)(a)	3.50%	7/19/2022	400	406,846
CNAC HK Finbridge Co. Ltd. (Hong Kong)(a)	4.125%	7/19/2027	200	210,170
Equate Petrochemical BV (Netherlands)†(a)	3.00%	3/3/2022	200	201,293
OCP SA (Morocco)†(a)	6.875%	4/25/2044	200	255,029
Orbia Advance Corp. SAB de CV (Mexico)†(a)	5.50%	1/15/2048	200	204,939
Phosagro OAO Via Phosagro Bond Funding DAC (Ireland)†(a)	3.949%	4/24/2023	200	206,410
SABIC Capital II BV (Netherlands)†(a)	4.00%	10/10/2023	200	210,969
SASOL Financing USA LLC	5.875%	3/27/2024	200	216,529
Yingde Gases Investment Ltd. (Hong Kong)†(a)	6.25%	1/19/2023	400	414,238
Total				2,326,423

Coal 0.31%
Indika Energy Capital III Pte Ltd. (Singapore)†(a)	5.875%	11/9/2024	200	192,787

Computer Hardware 0.33%
HT Global IT Solutions Holdings Ltd. (Mauritius)†(a)	7.00%	7/14/2021	200	205,949

Computer Software 0.32%
Marble II Pte Ltd. (Singapore)†(a)	5.30%	6/20/2022	200	202,799

Containers 0.69%
Klabin Austria GmbH (Austria)†(a)	5.75%	4/3/2029	200	213,372
Klabin Austria GmbH (Austria)†(a)	7.00%	4/3/2049	200	219,100
Total				432,472

Diversified 0.98%
CK Hutchison International 17 Ltd. (Cayman Islands)†(a)	3.50%	4/5/2027	200	207,498
KOC Holding AS (Turkey)†(a)	5.25%	3/15/2023	400	410,456
Total				617,954

Drugs 1.31%
Teva Pharmaceutical Finance Co. BV (Curacao)(a)	3.65%	11/10/2021	200	196,200
Teva Pharmaceutical Finance Netherlands III BV (Netherlands)(a)	2.80%	7/21/2023	250	232,396
Teva Pharmaceutical Finance Netherlands III BV (Netherlands)(a)	3.15%	10/1/2026	170	141,954

See Notes to Financial Statements.	29

Schedule of Investments (continued)

EMERGING MARKETS CORPORATE DEBT FUND December 31, 2019

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Drugs (continued)
Teva Pharmaceutical Finance Netherlands III BV (Netherlands)(a)	6.00%	4/15/2024	$250	$253,522
Total				824,072

Electric: Integrated 0.66%
Empresas Publicas de Medellin ESP (Colombia)†(a)	4.25%	7/18/2029	400	416,821

Electric: Power 9.01%
Abu Dhabi National Energy Co. PJSC (Armenia)†(a)	4.00%	10/3/2049	200	207,830
Abu Dhabi National Energy Co. PJSC (United Arab Emirates)†(a)	3.625%	1/12/2023	200	205,795
Abu Dhabi National Energy Co. PJSC (United Arab Emirates)†(a)	4.875%	4/23/2030	200	228,944
Acwa Power Management & Investments One Ltd. (Saudi Arabia)†(a)	5.95%	12/15/2039	200	213,900
Adani Transmission Ltd. (India)†(a)	4.00%	8/3/2026	400	410,979
Celeo Redes Operacion Chile SA (Chile)†(a)	5.20%	6/22/2047	391	429,685
Cemig Geracao e Transmissao SA (Brazil)†(a)	9.25%	12/5/2024	248	285,799
Emirates Semb Corp., Water & Power Co. PJSC (United Arab Emirates)†(a)	4.45%	8/1/2035	200	219,404
Energuate Trust (Guatemala)†(a)	5.875%	5/3/2027	200	207,069
Engie Energia Chile SA (Chile)†(a)	4.50%	1/29/2025	400	424,908
Eskom Holdings SOC Ltd. (South Africa)†(a)	5.75%	1/26/2021	400	401,750
Greenko Investment Co. (India)†(a)	4.875%	8/16/2023	200	199,140
Israel Electric Corp. Ltd. (Israel)†(a)	4.25%	8/14/2028	250	272,894
Listrindo Capital BV (Netherlands)†(a)	4.95%	9/14/2026	400	406,706
Minejesa Capital BV (Netherlands)†(a)	4.625%	8/10/2030	200	207,488
Mong Duong Finance Holdings BV (Vietnam)†(a)	5.125%	5/7/2029	286	293,251
Pampa Energia SA (Argentina)†(a)	7.50%	1/24/2027	200	171,106
Pampa Energia SA (Argentina)†(a)	9.125%	4/15/2029	250	216,337
Saudi Electricity Global Sukuk Co. 3 (Saudi Arabia)†(a)	5.50%	4/8/2044	400	481,432
Terraform Global Operating LLC†	6.125%	3/1/2026	180	187,712
Total				5,672,129

Energy Equipment & Services 0.52%
Greenko Mauritius Ltd. (India)†(a)	6.25%	2/21/2023	200	205,859
YPF Energia Electrica SA (Argentina)†(a)	10.00%	7/25/2026	142	123,913
Total				329,772

30	See Notes to Financial Statements.

Schedule of Investments (continued)

EMERGING MARKETS CORPORATE DEBT FUND December 31, 2019

Investments	Interest Rate		Maturity Date		Principal Amount (000)	Fair Value
Engineering & Contracting Services 1.37%
Aeropuerto Internacional de Tocumen SA (Panama)†(a)	6.00%		11/18/2048		$200	$248,439
China Railway Resources Huitung Ltd. (Hong Kong)(a)	3.85%		2/5/2023		200	207,173
Delhi International Airport Ltd. (India)†(a)	6.125%		10/31/2026		200	214,222
GMR Hyderabad International Airport Ltd. (India)†(a)	4.25%		10/27/2027		200	189,769
Total						859,603

Financial Services 2.66%
Banco BTG Pactual SA†	4.50%		1/10/2025		200	203,000
BOC Aviation Ltd. (Singapore)†(a)	3.00%		9/11/2029		200	196,651
China Cinda Finance 2017 I Ltd.	4.10%		3/9/2024		200	209,525
China Cinda Finance 2017 I Ltd.	4.40%		3/9/2027		200	216,655
Huarong Finance 2017 Co. Ltd. (Hong Kong)(a)	4.50% (5 Yr Treasury CMT + 7.77%	)#	–	(c)	200	203,500
Intercorp Peru Ltd. (Peru)†(a)	3.875%		8/15/2029		200	198,572
Power Finance Corp. Ltd. (India)†(a)	6.15%		12/6/2028		200	230,905
SURA Asset Management SA (Colombia)†(a)	4.375%		4/11/2027		200	214,571
Total						1,673,379

Food 3.60%
Arcor SAIC (Argentina)†(a)	6.00%		7/6/2023		185	179,128
BRF GmbH (Austria)†(a)	4.35%		9/29/2026		400	413,244
BRF SA (Brazil)†(a)	4.875%		1/24/2030		200	206,552
Cencosud SA (Chile)†(a)	4.375%		7/17/2027		200	197,316
Cosan Ltd. (Brazil)†(a)	5.50%		9/20/2029		200	208,650
Grupo KUO SAB De CV (Mexico)†(a)	5.75%		7/7/2027		200	209,571
Minerva Luxembourg SA (Luxembourg)†(a)	5.875%		1/19/2028		400	420,744
NBM US Holdings, Inc.†	7.00%		5/14/2026		400	434,153
Total						2,269,358

Health Care Services 0.33%
Rede D’or Finance Sarl (Luxembourg)†(a)	4.95%		1/17/2028		200	207,372

Household Equipment/Products 0.66%
Turkiye Sise ve Cam Fabrikalari AS (Turkey)†(a)	4.25%		5/9/2020		200	200,597
Turkiye Sise ve Cam Fabrikalari AS (Turkey)†(a)	6.95%		3/14/2026		200	211,880
Total						412,477

Investment Management Companies 1.68%
Grupo de Inversiones Suramericana SA (Colombia)†(a)	5.50%		4/29/2026		200	223,571
Huarong Finance II Co. Ltd. (Hong Kong)(a)	4.625%		6/3/2026		400	425,375

See Notes to Financial Statements.	31

Schedule of Investments (continued)

EMERGING MARKETS CORPORATE DEBT FUND December 31, 2019

Investments	Interest Rate	Maturity Date	Principal Amount (000)		Fair Value
Investment Management Companies (continued)
MDGH - GMTN BV (Netherlands)†(a)	2.875%	11/7/2029		$200	$202,142
MDGH - GMTN BV (Netherlands)†(a)	3.70%	11/7/2049		200	208,415
Total					1,059,503

Lodging 1.09%
Melco Resorts Finance Ltd. (Hong Kong)†(a)	5.375%	12/4/2029		200	205,611
MGM China Holdings Ltd. (Macao)†(a)	5.875%	5/15/2026		450	477,843
Total					683,454

Machinery: Agricultural 3.01%
JBS Investments II GmbH (Austria)†(a)	5.75%	1/15/2028		400	422,540
JBS Investments II GmbH (Austria)†(a)	7.00%	1/15/2026		200	217,930
Kernel Holding SA (Ukraine)†(a)	8.75%	1/31/2022		400	432,582
MHP Lux SA (Luxembourg)†(a)	6.25%	9/19/2029		400	393,740
MHP Lux SA (Luxembourg)†(a)	6.95%	4/3/2026		200	210,212
MHP SE (Ukraine)†(a)	7.75%	5/10/2024		200	216,605
Total					1,893,609

Media 1.34%
Altice Luxembourg SA (Luxembourg)†(a)	10.50%	5/15/2027		200	228,380
Cable Onda SA (Panama)†(a)	4.50%	1/30/2030		200	210,970
Grupo Televisa SAB (Mexico)(a)	6.625%	1/15/2040		132	164,937
Summer BidCo BV†(b)	9.00%	11/15/2025	EUR	200	240,309
Total					844,596

Metals & Minerals: Miscellaneous 5.37%
AngloGold Ashanti Holdings plc (United Kingdom)(a)	6.50%	4/15/2040		$150	169,851
Barminco Finance Pty Ltd. (Australia)†(a)	6.625%	5/15/2022		66	67,848
Chinalco Capital Holdings Ltd.	4.00%	8/25/2021		200	202,095
First Quantum Minerals Ltd. (Canada)†(a)	7.00%	2/15/2021		132	132,578
First Quantum Minerals Ltd. (Canada)†(a)	7.25%	5/15/2022		200	201,296
First Quantum Minerals Ltd. (Canada)†(a)	7.50%	4/1/2025		200	204,917
Fresnillo plc (Mexico)†(a)	5.50%	11/13/2023		200	217,335
Industrias Penoles SAB de CV (Mexico)†(a)	5.65%	9/12/2049		400	427,806
Minera Mexico SA de CV (Mexico)†(a)	4.50%	1/26/2050		200	204,187
MMC Norilsk Nickel OJSC via MMC Finance DAC (Ireland)†(a)	4.10%	4/11/2023		400	415,080
Nexa Resources SA (Brazil)†(a)	5.375%	5/4/2027		200	214,372
Press Metal Labuan Ltd. (Malaysia)(a)	4.80%	10/30/2022		200	197,401
Southern Copper Corp. (Peru)(a)	5.875%	4/23/2045		240	300,878

32	See Notes to Financial Statements.

Schedule of Investments (continued)

EMERGING MARKETS CORPORATE DEBT FUND December 31, 2019

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Metals & Minerals: Miscellaneous (continued)
Vedanta Resources Finance II plc (United Kingdom)†(a)	9.25%	4/23/2026	$200	$198,967
Vedanta Resources Ltd. (India)†(a)	6.125%	8/9/2024	250	228,278
Total				3,382,889

Natural Gas 0.95%
Gas Natural de Lima y Callao SA (Peru)†(a)	4.375%	4/1/2023	400	416,670
Nakilat, Inc. (Qatar)†(a)	6.267%	12/31/2033	151	180,944
Total				597,614

Oil 10.54%
CNOOC Finance 2015 USA LLC	3.50%	5/5/2025	400	418,342
Dolphin Energy Ltd. LLC (United Arab Emirates)†(a)	5.50%	12/15/2021	200	211,819
Ecopetrol SA (Colombia)(a)	4.125%	1/16/2025	425	447,493
Ecopetrol SA (Colombia)(a)	5.875%	5/28/2045	303	358,202
Gazprom PJSC Via Gaz Capital SA (Luxembourg)†(a)	4.95%	2/6/2028	600	670,301
Hunt Oil Co. of Peru LLC Sucursal Del Peru (Peru)†(a)	6.375%	6/1/2028	200	220,620
KazMunayGas National Co. JSC (Kazakhstan)†(a)	4.75%	4/19/2027	200	220,152
Lukoil International Finance BV (Netherlands)†(a)	4.75%	11/2/2026	200	221,987
Medco Platinum Road Pte Ltd. (Singapore)†(a)	6.75%	1/30/2025	250	254,170
Petrobras Global Finance BV (Netherlands)†(a)	5.093%	1/15/2030	453	485,960
Petrobras Global Finance BV (Netherlands)(a)	6.90%	3/19/2049	131	153,896
Petrobras Global Finance BV (Netherlands)(a)	7.25%	3/17/2044	340	413,588
Petroleos Mexicanos (Mexico)†(a)	6.49%	1/23/2027	47	50,037
PT Saka Energi Indonesia (Indonesia)†(a)	4.45%	5/5/2024	200	203,428
PTTEP Treasury Center Co. Ltd. (Thailand)†(a)	3.903%	12/6/2059	200	199,674
Saudi Arabian Oil Co. (Saudi Arabia)†(a)	4.375%	4/16/2049	400	436,744
Tecpetrol SA (Argentina)†(a)	4.875%	12/12/2022	200	203,654
Tengizchevroil Finance Co. International Ltd. (Kazakhstan)†(a)	4.00%	8/15/2026	400	420,346
Thaioil Treasury Center Co. Ltd. (Thailand)†(a)	3.50%	10/17/2049	200	189,828
Tupras Turkiye Petrol Rafinerileri AS (Turkey)†(a)	4.50%	10/18/2024	200	195,810
YPF SA (Argentina)†(a)	6.95%	7/21/2027	740	660,707
Total				6,636,758

Oil: Crude Producers 2.22%
Abu Dhabi Crude Oil Pipeline LLC (United Arab Emirates)†(a)	4.60%	11/2/2047	400	463,250
AI Candelaria Spain SLU (Spain)†(a)	7.50%	12/15/2028	250	281,024
GNL Quintero SA (Chile)†(a)	4.634%	7/31/2029	200	212,822

See Notes to Financial Statements.	33

Schedule of Investments (continued)

EMERGING MARKETS CORPORATE DEBT FUND December 31, 2019

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Oil: Crude Producers (continued)
Transportadora de Gas del Peru SA (Peru)†(a)	4.25%	4/30/2028	$200	$214,322
Transportadora de Gas Internacional SA ESP (Colombia)†(a)	5.55%	11/1/2028	200	229,321
Total				1,400,739

Paper & Forest Products 0.47%
Suzano Austria GmbH (Brazil)†(a)	7.00%	3/16/2047	250	294,534

Real Estate Investment Trusts 6.84%
China Evergrande Group (China)(a)	10.00%	4/11/2023	600	569,930
Country Garden Holdings Co. Ltd. (China)(a)	4.75%	1/17/2023	400	403,952
Country Garden Holdings Co. Ltd. (China)(a)	5.125%	1/17/2025	200	202,434
IRSA Propiedades Comerciales SA (Argentina)†(a)	8.75%	3/23/2023	100	89,325
Kaisa Group Holdings Ltd. (China)(a)	9.375%	6/30/2024	400	381,412
Kaisa Group Holdings Ltd. (China)(a)	11.25%	4/9/2022	200	208,995
Longfor Group Holdings Ltd. (Cayman Islands)(a)	4.50%	1/16/2028	200	208,022
MAF Sukuk Ltd.	4.50%	11/3/2025	200	214,035
Ronshine China Holdings Ltd. (China)(a)	8.75%	10/25/2022	400	417,982
Shimao Property Holdings Ltd. (Hong Kong)(a)	4.75%	7/3/2022	200	204,740
Sunac China Holdings Ltd. (China)(a)	7.875%	2/15/2022	200	207,998
Sunac China Holdings Ltd. (China)(a)	8.35%	4/19/2023	200	213,222
Swire Properties MTN Financing Ltd. (Hong Kong)(a)	3.625%	1/13/2026	200	207,696
Theta Capital Pte Ltd. (Singapore)(a)	6.75%	10/31/2026	400	359,266
Theta Capital Pte Ltd. (Singapore)(a)	7.00%	4/11/2022	200	200,957
Trust F/1401 (Mexico)†(a)	6.39%	1/15/2050	200	215,689
Total				4,305,655

Retail 0.38%
Arcos Dorados Holdings, Inc. (Uruguay)†(a)	5.875%	4/4/2027	220	236,851

Steel 1.92%
CSN Resources SA (Brazil)†(a)	7.625%	2/13/2023	400	427,238
CSN Resources SA (Brazil)†(a)	7.625%	4/17/2026	200	213,369
GUSAP III LP†	4.25%	1/21/2030	300	305,250
Novolipetsk Steel via Steel Funding DAC (Ireland)†(a)	4.00%	9/21/2024	250	263,108
Total				1,208,965

Technology 2.33%
Alibaba Group Holding Ltd. (China)(a)	3.60%	11/28/2024	400	421,223
Myriad International Holdings BV (Netherlands)†(a)	4.85%	7/6/2027	200	218,562
Tencent Holdings Ltd. (China)†(a)	3.80%	2/11/2025	400	421,996

34	See Notes to Financial Statements.

Schedule of Investments (continued)

EMERGING MARKETS CORPORATE DEBT FUND December 31, 2019

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Technology (continued)
Weibo Corp. (China)(a)	3.50%	7/5/2024	$400	$407,228
Total				1,469,009

Telecommunications 4.38%
America Movil SAB de CV (Mexico)(a)	4.375%	4/22/2049	200	230,772
Bharti Airtel Ltd. (India)†(a)	4.375%	6/10/2025	200	203,968
Emirates Telecommunications Group Co. PJSC (United Arab Emirates)(a)	3.50%	6/18/2024	200	209,598
Metropolitan Light Co. Ltd. (Hong Kong)†(a)	5.50%	11/21/2022	200	206,868
Millicom International Cellular SA (Luxembourg)†(a)	6.625%	10/15/2026	200	221,830
Ooredoo International Finance Ltd.†	3.25%	2/21/2023	400	408,340
Ooredoo International Finance Ltd.†	3.875%	1/31/2028	400	430,000
Oztel Holdings SPC Ltd. (United Arab Emirates)†(a)	6.625%	4/24/2028	400	425,626
SK Telecom Co. Ltd. (South Korea)†(a)	3.75%	4/16/2023	200	207,525
Telefonica Celular del Paraguay SA (Paraguay)†(a)	5.875%	4/15/2027	200	214,320
Total				2,758,847

Transportation: Miscellaneous 0.43%
Kazakhstan Temir Zholy Finance BV (Netherlands)†(a)	6.95%	7/10/2042	200	269,074

Utilities 0.34%
Aegea Finance Sarl (Brazil)†(a)	5.75%	10/10/2024	200	211,085
Total Corporate Bonds (cost $54,065,584)				56,199,147

FOREIGN GOVERNMENT OBLIGATIONS 4.49%

Angola 0.34%
Republic Of Angola†(a)	9.125%	11/26/2049	200	214,506

Egypt 0.99%
Arab Republic of Egypt†(a)	4.55%	11/20/2023	200	204,629
Arab Republic of Egypt†(a)	6.125%	1/31/2022	400	417,200
Total				621,829

Indonesia 0.34%
Republic of Indonesia(a)	4.125%	1/15/2025	200	214,928

Mongolia 0.34%
Development Bank of Mongolia LLC†(a)	7.25%	10/23/2023	200	211,990

Nigeria 0.66%
Republic of Nigeria†(a)	6.375%	7/12/2023	200	214,228
Republic of Nigeria†(a)	6.50%	11/28/2027	200	204,774
Total				419,002

See Notes to Financial Statements.	35

Schedule of Investments (continued)

EMERGING MARKETS CORPORATE DEBT FUND December 31, 2019

Investments	Interest Rate	Maturity Date	Principal Amount (000)		Fair Value
Qatar 0.39%
State of Qatar†(a)	4.817%	3/14/2049		$200	$248,090

South Korea 0.34%
Korea Gas Corp.†(a)	3.875%	2/12/2024		200	212,428

Turkey 0.35%
Export Credit Bank of Turkey†(a)	8.25%	1/24/2024		200	217,990

Ukraine 0.43%
Ukraine Government†(a)	7.75%	9/1/2023		250	272,083

United Arab Emirates 0.31%
Abu Dhabi Government International Bond†(a)	3.125%	9/30/2049		200	195,383
Total Foreign Government Obligations (cost $2,695,104)					2,828,229
Total Long-Term Investments (cost $57,100,928)					59,346,835

SHORT-TERM INVESTMENTS 3.64%

FOREIGN GOVERNMENT OBLIGATION 0.08%

Foreign Government
Egypt Treasury Bills(b) (cost $45,850)	Zero Coupon	3/24/2020	EGP	775	46,778

REPURCHASE AGREEMENT 3.56%
Repurchase Agreement dated 12/31/2019, 0.85% due 1/2/2020 with Fixed Income Clearing Corp. collateralized by $2,285,000 of U.S. Treasury Note at 1.50% due 8/31/2021; value: $2,292,358; proceeds: $2,243,169 (cost $2,243,063)				$2,243	2,243,063
Total Short-Term Investments (cost $2,288,913)					2,289,841
Total Investments in Securities 97.91% (cost $59,389,841)					61,636,676
Cash and Other Assets in Excess of Liabilities(d) 2.09%					1,315,940
Net Assets 100.00%					$62,952,616

EGP	Egyptian pound.
EUR	Euro.
ADR	American Depositary Receipt.
CMT	Constant Maturity Rate.
LIBOR	London Interbank Offered Rate.

†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers. At December 31, 2019, the total value of Rule 144A securities was $46,977,396, which represents 74.62% of net assets.
#	Variable rate security. The interest rate represents the rate in effect at December 31, 2019.
(a)	Foreign security traded in U.S. dollars.
(b)	Investment in non-U.S. dollar denominated securities.

36	See Notes to Financial Statements.

Schedule of Investments (continued)

EMERGING MARKETS CORPORATE DEBT FUND December 31, 2019

(c)	Security is perpetual in nature and has no stated maturity.
(d)	Cash and Other Assets in Excess of Liabilities include net unrealized appreciation/depreciation on forward foreign currency exchange contracts, futures contracts and swaps as follows:

Centrally Cleared Credit Default Swaps on Indexes - Sell Protection at December 31, 2019(1):

Referenced Index	Central Clearing party	Fund Pays (Quarterly)	Termination Date	Notional Amount	Notional Value	Payments Upfront(2)	Unrealized Appreciation(3)
Markit CDX. EM.32(4)(5)	Credit Suisse	1.00%	12/20/2024	$2,305,000	$2,227,534	$(105,143)	$27,677

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities.
(2)	Upfront payments received by Central Clearing Party are presented net of amortization (See Note 2(n)).
(3)	Total unrealized appreciation on Credit Default Swaps on Indexes amounted to $27,677 Total unrealized depreciation on Credit Default Swaps on Indexes amounted to $0.
(4)	Central Clearinghouse: Intercontinental Exchange (ICE).
(5)	The Referenced Index is for the Centrally Cleared Credit Default Swaps on Indexes, which is comprised of a basket of emerging markets sovereign issuers.

Credit Default Swaps on Issuer - Sell Protection at December 31, 2019(1):

Referenced Issuer	Swap Counterparty	Fund Receives (Quarterly)	Termination Date	Notional Amount	Notional Value	Payments Upfront(2)	Unrealized Appreciation(3)	Credit Default Swap Agreements Receivable at Fair Value(4)
Petroleos Mexicanos(5)	Citibank	1.00%	6/20/2020	$45,000	$45,157	$(84)	$241	$157

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities.
(2)	Upfront payments received are presented net of amortization (See Note 2(n)).
(3)	Total unrealized appreciation on Credit Default Swaps on Issuer amounted to $241. Total unrealized depreciation on Credit Default Swaps on Issuer amounted to $0.
(4)	Includes upfront payments received/paid.
(5)	Moody’s Credit Rating: Baa3.

Open Forward Foreign Currency Exchange Contracts at December 31, 2019:

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Depreciation
euro	Sell	Morgan Stanley	2/14/2020	16,000	$17,840	$17,994	$(154)
euro	Sell	State Street Bank and Trust	2/14/2020	204,000	225,989	229,425	(3,436)
euro	Sell	Toronto Dominion Bank	2/14/2020	90,000	99,729	101,217	(1,488)
Unrealized Depreciation on Forward Foreign Currency Exchange Contracts							$(5,078)

See Notes to Financial Statements.	37

Schedule of Investments (concluded)

EMERGING MARKETS CORPORATE DEBT FUND December 31, 2019

Open Futures Contracts at December 31, 2019:

Type	Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Appreciation
U.S. 10-Year Treasury Note	March 2020	10	Short	$(1,295,451)	$(1,284,218)	$11,233
U.S. 10-Year Ultra Treasury Note	March 2020	22	Short	(3,132,086)	(3,095,469)	36,617
U.S. Ultra Treasury Bond	March 2020	17	Short	(3,199,356)	(3,088,156)	111,200
Total Unrealized Appreciation on Open Futures Contracts						$159,050

Type	Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Depreciation
U.S. 2-Year Treasury Note	March 2020	27	Long	$5,821,080	$5,818,500	$(2,580)
U.S. 5-Year Treasury Note	March 2020	11	Long	1,309,535	1,304,702	(4,833)
U.S. Long Bond	March 2020	16	Long	2,559,030	2,494,500	(64,530)
Total Unrealized Depreciation on Open Futures Contracts						$(71,943)

The following is a summary of the inputs used as of December 31, 2019 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Common Stock	$24,345	$–	$–	$24,345
Convertible Bonds	–	295,114	–	295,114
Corporate Bonds	–	56,199,147	–	56,199,147
Foreign Government Obligations	–	2,828,229	–	2,828,229
Short-Term Investments
Foreign Government Obligation	–	46,778	–	46,778
Repurchase Agreement	–	2,243,063	–	2,243,063
Total	$24,345	$61,612,331	$–	$61,636,676
Other Financial Instruments
Centrally Cleared Credit Default Swap Contracts
Assets	$–	$27,677	$–	$27,677
Liabilities	–	–	–	–
Credit Default Swap Contracts
Assets	–	157	–	157
Liabilities	–	–	–	–
Forward Foreign Currency Exchange Contracts
Assets	–	–	–	–
Liabilities	–	(5,078)	–	(5,078)
Futures Contracts
Assets	159,050	–	–	159,050
Liabilities	(71,943)	–	–	(71,943)
Total	$87,107	$22,756	$–	$109,863

(1)	Refer to Note 2(q) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography.

38	See Notes to Financial Statements.

Schedule of Investments

GLOBAL BOND FUND December 31, 2019

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
LONG-TERM INVESTMENTS 98.06%

ASSET-BACKED SECURITIES 7.20%

Automobiles 2.67%
AmeriCredit Automobile Receivables 2015–4 D	3.72%		12/8/2021	$15	$15,079
Capital Auto Receivables Asset Trust 2018–1 A3†	2.79%		1/20/2022	32	31,780
Chesapeake Funding II LLC 2018–2A A2†	2.11% (1 Mo. LIBOR + .37%	)#	8/15/2030	72	72,411
CPS Auto Receivables Trust 2016-C D†	5.92%		6/15/2022	100	101,862
Drive Auto Receivables Trust 2018–4 B	3.36%		10/17/2022	32	32,100
Drive Auto Receivables Trust 2018–4 C	3.66%		11/15/2024	16	16,151
Santander Drive Auto Receivables Trust 2018–3 D	4.07%		8/15/2024	21	21,557
Total					290,940

Credit Cards 2.99%
American Express Credit Account Master Trust 2018–1 A	2.67%		10/17/2022	100	100,156
BA Credit Card Trust 2017-A1	1.95%		8/15/2022	25	25,003
Discover Card Execution Note Trust 2015-A2 A	1.90%		10/17/2022	100	100,014
Perimeter Master Note Business Trust 2019–2A A†	4.23%		5/15/2024	100	100,240
Total					325,413

Other 1.54%
Ally Master Owner Trust 2018–4 A	3.30%		7/17/2023	89	90,761
Towd Point Mortgage Trust 2019-HY2 A1†	2.792% (1 Mo. LIBOR + 1.00%	)#	5/25/2058	77	77,574
Total					168,335
Total Asset-Backed Securities (cost $780,158)					784,688

CORPORATE BONDS 52.57%

Aerospace/Defense 0.50%
Kratos Defense & Security Solutions, Inc.†	6.50%		11/30/2025	5	5,365
Signature Aviation US Holdings, Inc.†	4.00%		3/1/2028	13	12,846
TransDigm, Inc.†	6.25%		3/15/2026	33	35,788
Total					53,999

Apparel 0.18%
William Carter Co. (The)†	5.625%		3/15/2027	18	19,392

Auto Parts: Original Equipment 0.15%
Panther BF Aggregator 2 LP/Panther Finance Co., Inc.†	8.50%		5/15/2027	15	15,965

See Notes to Financial Statements.	39

Schedule of Investments (continued)

GLOBAL BOND FUND December 31, 2019

Investments	Interest Rate		Maturity Date	Principal Amount (000)		Fair Value
Automotive 2.23%
Aston Martin Capital Holdings Ltd. (Jersey)†(a)	6.50%		4/15/2022		$20	$19,077
General Motors Co.	6.75%		4/1/2046		30	35,265
Hyundai Capital America†	3.45%		3/12/2021		24	24,297
JB Poindexter & Co., Inc.†	7.125%		4/15/2026		15	15,868
Mclaren Finance plc(b)	5.00%		8/1/2022	GBP	100	129,321
Tesla, Inc.†	5.30%		8/15/2025		$20	19,450
Total						243,278

Banks: Regional 8.39%
Bank of America Corp.	2.369% (3 Mo. LIBOR + .66%	)#	7/21/2021		50	50,113
Citigroup, Inc.	3.341% (3 Mo. LIBOR + 1.38%	)#	3/30/2021		50	50,691
Credit Suisse Group AG(b)	1.25% (EUSA1 + .75%	)#	7/17/2025	EUR	100	116,372
Goldman Sachs Group, Inc. (The)	5.25%		7/27/2021		$50	52,475
Goldman Sachs Group, Inc. (The)	6.75%		10/1/2037		15	20,818
JPMorgan Chase & Co.	2.435% (3 Mo. LIBOR + .55%	)#	3/9/2021		50	50,018
Lloyds Bank plc (United Kingdom)†(a)	6.50%		9/14/2020		100	102,761
Macquarie Bank Ltd. (Australia)†(a)	6.625%		4/7/2021		50	52,652
Macquarie Group Ltd. (Australia)†(a)	3.763% (3 Mo. LIBOR + 1.37%	)#	11/28/2028		50	52,413
Morgan Stanley	3.146% (3 Mo. LIBOR + 1.18%	)#	1/20/2022		50	50,463
Nordea Eiendomskreditt AS(b)	4.25%		6/16/2021	NOK	500	58,817
Popular, Inc.	6.125%		9/14/2023		$16	17,267
Swedbank Hypotek AB(b)	1.00%		9/18/2024	SEK	300	32,712
UniCredit SpA(b)	6.95%		10/31/2022	EUR	100	131,062
Wells Fargo & Co.	3.24% (3 Mo. LIBOR + 1.34%	)#	3/4/2021		$75	75,938
Total						914,572

Beverages 1.11%
Bacardi Ltd.(b)	2.75%		7/3/2023	EUR	100	120,743

Building Materials 0.25%
Patrick Industries, Inc.†	7.50%		10/15/2027		$25	26,696

Business Services 2.69%
AA Bond Co. Ltd.(b)	2.75%		7/31/2043	GBP	100	127,025
Ahern Rentals, Inc.†	7.375%		5/15/2023		$13	10,340
Ashtead Capital, Inc.†	4.25%		11/1/2029		8	8,190
Cardtronics, Inc./Cardtronics USA, Inc.†	5.50%		5/1/2025		10	10,404
Techem Verwaltungsgesellschaft 674 mbH†(b)	6.00%		7/30/2026	EUR	100	121,494

40	See Notes to Financial Statements.

Schedule of Investments (continued)

GLOBAL BOND FUND December 31, 2019

Investments	Interest Rate	Maturity Date	Principal Amount (000)		Fair Value
Business Services (continued)
United Rentals North America, Inc.	5.50%	5/15/2027		$10	$10,738
WW International, Inc.†	8.625%	12/1/2025		5	5,318
Total					293,509

Chemicals 0.70%
Ashland LLC	6.875%	5/15/2043		10	11,484
CF Industries, Inc.	5.15%	3/15/2034		16	17,910
Ingevity Corp.†	4.50%	2/1/2026		16	16,285
OCI NV (Netherlands)†(a)	6.625%	4/15/2023		20	20,920
Rain CII Carbon LLC/CII Carbon Corp.†	7.25%	4/1/2025		5	4,872
Tronox, Inc.†	6.50%	4/15/2026		5	5,164
Total					76,635

Coal 0.09%
Warrior Met Coal, Inc.†	8.00%	11/1/2024		10	10,156

Computer Hardware 0.43%
Dell International LLC/EMC Corp.†	8.35%	7/15/2046		30	41,295
Western Digital Corp.	4.75%	2/15/2026		5	5,222
Total					46,517

Computer Software 1.14%
TIBCO Software, Inc.†	11.375%	12/1/2021		10	10,369
Ubisoft Entertainment SA(b)	1.289%	1/30/2023	EUR	100	114,243
Total					124,612

Construction/Homebuilding 0.60%
Century Communities, Inc.	5.875%	7/15/2025		$5	5,221
Century Communities, Inc.†	6.75%	6/1/2027		15	16,118
PulteGroup, Inc.	5.50%	3/1/2026		5	5,599
Toll Brothers Finance Corp.	4.35%	2/15/2028		10	10,453
Toll Brothers Finance Corp.	4.875%	3/15/2027		5	5,414
TRI Pointe Group, Inc.	5.25%	6/1/2027		17	17,813
Williams Scotsman International, Inc.†	7.875%	12/15/2022		5	5,227
Total					65,845

Containers 1.19%
Berry Global, Inc.†(b)(c)	1.50%	1/15/2027	EUR	100	113,292
Mauser Packaging Solutions Holding Co.†	7.25%	4/15/2025		$16	15,840
Total					129,132

See Notes to Financial Statements.	41

Schedule of Investments (continued)

GLOBAL BOND FUND December 31, 2019

Investments	Interest Rate		Maturity Date	Principal Amount (000)		Fair Value
Drugs 0.05%
Bausch Health Cos., Inc.†	5.00%		1/30/2028		$5	$5,144

Electric: Power 3.08%
Ausgrid Finance Pty Ltd. (Australia)†(a)	4.35%		8/1/2028		30	32,676
Calpine Corp.	5.50%		2/1/2024		20	20,350
Clearway Energy Operating LLC	5.75%		10/15/2025		5	5,273
Empresas Publicas de Medellin ESP†(b)	8.375%		11/8/2027	COP	65,000	20,923
ESB Finance DAC(b)	6.50%		3/5/2020	GBP	50	66,826
NRG Energy, Inc.	5.75%		1/15/2028		$10	10,868
Origin Energy Finance Ltd. (Australia)†(a)	5.45%		10/14/2021		33	34,707
PPL WEM Ltd./Western Power Distribution Ltd. (United Kingdom)†(a)	5.375%		5/1/2021		25	25,738
Puget Energy, Inc.	5.625%		7/15/2022		26	27,891
Southern Power Co.†	2.458% (3 Mo. LIBOR + .55%	)#	12/20/2020		51	51,013
Toronto Hydro Corp.(b)	3.54%		11/18/2021	CAD	50	39,536
Total						335,801

Electrical: Household 0.05%
Energizer Holdings, Inc.†	6.375%		7/15/2026		$5	5,334

Electronics 0.34%
Itron, Inc.†	5.00%		1/15/2026		15	15,587
Trimble, Inc.	4.90%		6/15/2028		20	21,840
Total						37,427

Energy Equipment & Services 0.04%
Enviva Partners LP/Enviva Partners Finance Corp.†	6.50%		1/15/2026		4	4,293

Engineering & Contracting Services 0.09%
Brand Industrial Services, Inc.†	8.50%		7/15/2025		10	10,275

Entertainment 3.04%
Buena Vista Gaming Authority†	13.00%		4/1/2023		5	5,064
CPUK Finance Ltd.(b)	3.588%		2/28/2042	GBP	100	142,143
Enterprise Development Authority (The)†	12.00%		7/15/2024		$9	10,331
Penn National Gaming, Inc.†	5.625%		1/15/2027		15	15,895
Pinewood Finance Co. Ltd.(b)	3.25%		9/30/2025	GBP	100	136,083
Stars Group Holdings BV/Stars Group US Co-Borrower LLC (Netherlands)†(a)	7.00%		7/15/2026		$20	21,712
Total						331,228

42	See Notes to Financial Statements.

Schedule of Investments (continued)

GLOBAL BOND FUND December 31, 2019

Investments	Interest Rate	Maturity Date	Principal Amount (000)		Fair Value
Financial Services 3.35%
Brightsphere Investment Group, Inc.	Zero Coupon	7/27/2026		$50	$52,059
Global Aircraft Leasing Co. Ltd. PIK 7.25%†	6.50%	9/15/2024		11	11,505
Intrum AB(b)	3.00%	9/15/2027	EUR	100	110,737
Lincoln Financing SARL†(b)	3.625%	4/1/2024	EUR	100	116,713
Navient Corp.	6.75%	6/25/2025		$20	22,130
Neuberger Berman Group LLC/Neuberger Berman Finance Corp.†	4.875%	4/15/2045		50	51,371
Total					364,515

Food 2.42%
Chobani LLC/Chobani Finance Corp., Inc.†	7.50%	4/15/2025		17	17,128
Fresh Market, Inc. (The)†	9.75%	5/1/2023		7	3,570
JBS USA LUX SA/JBS USA Finance, Inc.†	6.75%	2/15/2028		5	5,534
Kerry Group Financial Service Unitd Co.(b)	2.375%	9/10/2025	EUR	100	124,336
Sigma Holdco BV(b)	5.75%	5/15/2026	EUR	100	113,368
Total					263,936

Government 2.29%
African Development Bank(b)	3.35%	8/8/2028	AUD	84	65,295
EUROFIMA(b)	3.90%	12/19/2025	AUD	90	70,907
International Finance Corp.(b)	4.25%	8/21/2023	AUD	60	46,497
OPB Finance Trust(b)	2.98%	1/25/2027	CAD	84	66,986
Total					249,685

Health Care Services 0.28%
AHP Health Partners, Inc.†	9.75%	7/15/2026		$5	5,508
Hadrian Merger Sub, Inc.†	8.50%	5/1/2026		5	5,133
Molina Healthcare, Inc.†	4.875%	6/15/2025		10	10,304
Surgery Center Holdings, Inc.†	6.75%	7/1/2025		5	5,015
West Street Merger Sub, Inc.†	6.375%	9/1/2025		5	5,000
Total					30,960

Household Equipment/Products 1.07%
Newell Brands, Inc.(b)	3.75%	10/1/2021	EUR	100	116,959

Insurance 0.58%
CNO Financial Group, Inc.	5.25%	5/30/2025		$5	5,552
Genworth Holdings, Inc.	4.90%	8/15/2023		10	9,929
HUB International Ltd.†	7.00%	5/1/2026		10	10,600
Teachers Insurance & Annuity Association of America†	4.90%	9/15/2044		30	36,842
Total					62,923

See Notes to Financial Statements.	43

Schedule of Investments (continued)

GLOBAL BOND FUND December 31, 2019

Investments	Interest Rate		Maturity Date		Principal Amount (000)		Fair Value
Leisure 1.02%
Carnival plc(b)	1.00%		10/28/2029		EUR	100	$111,171

Machinery: Agricultural 0.26%
BAT Capital Corp.	2.79% (3 Mo. LIBOR + .88%	)#	8/15/2022			$28	28,150

Machinery: Industrial/Specialty 0.29%
Cloud Crane LLC†	10.125%		8/1/2024			5	5,260
RBS Global, Inc./Rexnord LLC†	4.875%		12/15/2025			25	25,875
Total							31,135

Manufacturing 0.38%
General Electric Co.	2.801% (3 Mo. LIBOR + .80%	)#	4/15/2020			25	25,033
General Electric Co.	3.45%		5/15/2024			1	1,038
General Electric Co.	6.15%		8/7/2037			12	14,877
Total							40,948

Media 2.28%
AMC Networks, Inc.	4.75%		8/1/2025			20	20,117
CCO Holdings LLC/CCO Holdings Capital Corp.†	5.875%		5/1/2027			10	10,598
Cox Communications, Inc.†	8.375%		3/1/2039			35	52,596
DISH DBS Corp.	7.75%		7/1/2026			16	16,980
EW Scripps Co. (The)†	5.125%		5/15/2025			15	15,381
Gray Television, Inc.†	7.00%		5/15/2027			17	18,923
NBCUniversal Enterprise, Inc.†	5.25%		–	(d)		100	103,285
Nexstar Broadcasting, Inc.†	5.625%		7/15/2027			10	10,556
Total							248,436

Metals & Minerals: Miscellaneous 0.44%
Barminco Finance Pty Ltd. (Australia)†(a)	6.625%		5/15/2022			5	5,140
Freeport-McMoRan, Inc.	3.875%		3/15/2023			10	10,203
Glencore Finance Canada Ltd. (Canada)†(a)	5.55%		10/25/2042			20	21,244
New Gold, Inc. (Canada)†(a)	6.25%		11/15/2022			11	10,976
Total							47,563

Oil 3.13%
Berry Petroleum Co. LLC†	7.00%		2/15/2026			20	18,582
Centennial Resource Production LLC†	6.875%		4/1/2027			10	10,423
Continental Resources, Inc.	5.00%		9/15/2022			34	34,248
Ecopetrol SA (Colombia)(a)	5.875%		5/28/2045			30	35,466
Hilcorp Energy I LP/Hilcorp Finance Co.†	5.75%		10/1/2025			5	4,890
Indigo Natural Resources LLC†	6.875%		2/15/2026			10	9,425

44	See Notes to Financial Statements.

Schedule of Investments (continued)

GLOBAL BOND FUND December 31, 2019

Investments	Interest Rate		Maturity Date	Principal Amount (000)		Fair Value
Oil (continued)
Marathon Petroleum Corp.	5.375%		10/1/2022		$50	$50,502
MEG Energy Corp. (Canada)†(a)	6.50%		1/15/2025		6	6,253
MEG Energy Corp. (Canada)†(a)	7.00%		3/31/2024		15	15,125
Oasis Petroleum, Inc.	6.875%		3/15/2022		15	14,475
Petroleos Mexicanos(b)	5.50%		2/24/2025	EUR	34	43,688
Petroleos Mexicanos (Mexico)(a)	5.35%		2/12/2028		$30	29,935
Range Resources Corp.	5.00%		8/15/2022		11	10,808
SM Energy Co.	6.75%		9/15/2026		10	9,829
Tapstone Energy LLC/Tapstone Energy Finance Corp.†	9.75%		6/1/2022		10	85
Transocean, Inc.†	7.25%		11/1/2025		5	4,912
Valero Energy Corp.	10.50%		3/15/2039		25	42,191
Total						340,837

Oil: Crude Producers 0.89%
Buckeye Partners LP	6.375% (3 Mo. LIBOR + 4.02%	)#	1/22/2078		21	15,513
Cheniere Corpus Christi Holdings LLC	5.125%		6/30/2027		10	11,070
Mplx LP	2.785% (3 Mo. LIBOR + .90%	)#	9/9/2021		30	30,095
NGPL PipeCo LLC†	4.875%		8/15/2027		5	5,316
Sabine Pass Liquefaction LLC	5.875%		6/30/2026		30	34,446
Total						96,440

Oil: Integrated Domestic 0.17%
National Oilwell Varco, Inc.	3.95%		12/1/2042		20	18,623

Paper & Forest Products 0.19%
Fibria Overseas Finance Ltd. (Brazil)(a)	5.25%		5/12/2024		19	20,607

Real Estate Investment Trusts 3.76%
Aroundtown SA(b)	1.45%		7/9/2028	EUR	100	113,990
Country Garden Holdings Co. Ltd. (China)(a)	4.75%		1/17/2023		$200	201,976
EPR Properties	4.95%		4/15/2028		10	10,923
GEO Group, Inc. (The)	6.00%		4/15/2026		12	10,680
GLP Capital LP/GLP Financing II, Inc.	5.75%		6/1/2028		5	5,689
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.†	5.25%		10/1/2025		5	5,202
VEREIT Operating Partnership LP	4.875%		6/1/2026		40	44,303
WeWork Cos., Inc.†	7.875%		5/1/2025		21	17,377
Total						410,140

Retail 0.35%
IRB Holding Corp.†	6.75%		2/15/2026		10	10,504

See Notes to Financial Statements.	45

Schedule of Investments (continued)

GLOBAL BOND FUND December 31, 2019

Investments	Interest Rate		Maturity Date	Principal Amount (000)		Fair Value
Retail (continued)
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC†	4.75%		6/1/2027		$21	$22,151
Lithia Motors, Inc.†	4.625%		12/15/2027		5	5,152
Total						37,807

Steel 0.12%
Baffinland Iron Mines Corp./Baffinland Iron Mines LP (Canada)†(a)	8.75%		7/15/2026		13	13,122

Technology 1.49%
Match Group, Inc.†	5.00%		12/15/2027		10	10,454
Netflix, Inc.(b)	3.875%		11/15/2029	EUR	100	119,040
Netflix, Inc.	5.875%		2/15/2025		$29	32,395
Total						161,889

Telecommunications 1.37%
Altice France SA (France)†(a)	7.375%		5/1/2026		25	26,887
British Telecommunications plc(b)	8.625%		3/26/2020	GBP	30	40,431
DKT Finance ApS (Denmark)†(a)	9.375%		6/17/2023		$20	21,339
Intelsat Jackson Holdings SA (Luxembourg)(a)	5.50%		8/1/2023		17	14,639
Sprint Capital Corp.	6.875%		11/15/2028		9	9,714
Telstra Corp. Ltd.(b)	7.75%		7/15/2020	AUD	50	36,250
Total						149,260

Toys 0.10%
Mattel, Inc.	5.45%		11/1/2041		$13	11,030
Total Corporate Bonds (cost $5,583,035)						5,726,689

FLOATING RATE LOANS(e) 1.01%

Building Materials 0.10%
Forterra Finance, LLC 2017 Term Loan B	–	(f)	10/25/2023		11	10,759

Computer Software 0.20%
Navicure, Inc. 2019 Term Loan B	–	(f)	10/22/2026		11	11,076
Project Boost Purchaser, LLC 2019 Term Loan B	–	(f)	6/1/2026		11	11,039
Total						22,115

Electric: Power 0.10%
Helix Gen Funding, LLC Term Loan B	–	(f)	6/3/2024		11	10,873

46	See Notes to Financial Statements.

Schedule of Investments (continued)

GLOBAL BOND FUND December 31, 2019

Investments	Interest Rate		Maturity Date	Principal Amount (000)		Fair Value
Engineering & Contracting Services 0.10%
DG Investment Intermediate Holdings 2, Inc. 2018 1st Lien Term Loan	–	(f)	2/3/2025		$11	$10,945

Financial Services 0.10%
Minotaur Acquisition, Inc. Term Loan B	–	(f)	3/27/2026		11	10,835

Leisure 0.10%
Hayward Industries, Inc. 1st Lien Term Loan	–	(f)	8/5/2024		11	10,833

Technology 0.21%
Ancestry.com Operations Inc. Non-Extended Term Loan B	5.50% (1 Mo. LIBOR + 1.80%	)	10/19/2023		11	10,855
Optiv Security, Inc. 1st Lien Term Loan	–	(f)	2/1/2024		13	11,377
Total						22,232

Transportation: Miscellaneous 0.10%
MHI Holdings,LLC Term Loan B	–	(f)	9/21/2026		11	11,041
Total Floating Rate Loans (cost $109,148)						109,633

FOREIGN GOVERNMENT OBLIGATIONS 17.37%

Bahamas 0.29%
Commonwealth of Bahamas†(a)	6.95%		11/20/2029		27	31,185

Belgium 0.15%
Kingdom of Belgium Government Bond†(b)	1.60%		6/22/2047	EUR	4	5,325
Kingdom of Belgium Government Bond†(b)	1.90%		6/22/2038	EUR	8	11,006
Total						16,331

Brazil 0.88%
Brazil Letras do Tesouro Nacional(b)	Zero Coupon		7/1/2022	BRL	205	44,529
Brazil Notas do Tesouro Nacional Serie F(b)	10.00%		1/1/2029	BRL	170	51,073
Total						95,602

Canada 1.40%
City of Montreal Canada(b)	4.25%		12/1/2032	CAD	55	49,623
Province of Ontario Canada(b)	2.90%		6/2/2028	CAD	65	52,411
Province of Saskatchewan Canada(b)	4.75%		6/1/2040	CAD	49	50,305
Total						152,339

China 1.58%
China Development Bank(b)	3.48%		1/8/2029	CNY	600	84,769
China Development Bank(b)	3.68%		2/26/2026	CNY	600	87,068
Total						171,837

See Notes to Financial Statements.	47

Schedule of Investments (continued)

GLOBAL BOND FUND December 31, 2019

Investments	Interest Rate	Maturity Date	Principal Amount (000)		Fair Value
Egypt 0.16%
Egypt Government Bond(b)	15.70%	11/7/2027	EGP	260	$17,921

El Salvador 0.31%
Republic of EI Salvador†(a)	6.375%	1/18/2027		$32	34,092

France 0.68%
French Republic Government Bond OAT†(b)	2.00%	5/25/2048	EUR	51	73,606

Hungary 0.24%
Hungary Government Bond(b)	3.00%	8/21/2030	HUF	7,150	26,527

Indonesia 0.48%
Indonesia Treasury Bond(b)	8.375%	3/15/2024	IDR	682,000	52,717

Italy 3.04%
Cassa Depositi e Prestiti SpA(b)	2.125%	9/27/2023	EUR	100	118,770
Italy Buoni Poliennali Del Tesoro(b)	1.35%	4/1/2030	EUR	30	33,481
Italy Buoni Poliennali Del Tesoro(b)	1.75%	7/1/2024	EUR	78	92,161
Italy Buoni Poliennali Del Tesoro†(b)	2.45%	9/1/2033	EUR	40	48,882
Italy Buoni Poliennali Del Tesoro†(b)	3.85%	9/1/2049	EUR	26	37,789
Total					331,083

Japan 1.61%
Japan Government Thirty Year Bond(b)	0.40%	6/20/2049	JPY	7,550	69,334
Japan Government Twenty Year Bond(b)	0.40%	3/20/2039	JPY	5,500	51,835
Japan Government Twenty Year Bond(b)	1.40%	9/20/2034	JPY	5,000	54,503
Total					175,672

Malaysia 0.49%
Malaysia Government Bond(b)	3.478%	6/14/2024	MYR	216	53,431

Mexico 0.22%
United Mexican States(a)	4.75%	3/8/2044		$22	24,386

Peru 0.09%
Peru Government Bond†(b)	5.40%	8/12/2034	PEN	30	9,518

South Africa 0.28%
Republic of South Africa Government Bond(b)	8.75%	2/28/2048	ZAR	486	30,650

Spain 1.84%
Spain Government Bond†(b)	1.45%	4/30/2029	EUR	30	36,793
Spain Government Bond†(b)	1.85%	7/30/2035	EUR	40	51,368
Spain Government Bond†(b)	2.70%	10/31/2048	EUR	11	16,412

48	See Notes to Financial Statements.

Schedule of Investments (continued)

GLOBAL BOND FUND December 31, 2019

Investments	Interest Rate		Maturity Date	Principal Amount (000)		Fair Value
Spain (continued)
Spain Government Bond†(b)	4.20%		1/31/2037	EUR	56	$95,930
Total						200,503

Turkey 0.30%
Republic of Turkey(a)	7.375%		2/5/2025		$30	32,827

United Kingdom 3.33%
United Kingdom Gilt(b)	0.75%		7/22/2023	GBP	32	42,639
United Kingdom Gilt(b)	1.50%		7/22/2047	GBP	72	98,861
United Kingdom Gilt(b)	1.625%		10/22/2028	GBP	63	89,705
United Kingdom Gilt(b)	1.75%		9/7/2037	GBP	38	54,392
United Kingdom Gilt(b)	2.00%		7/22/2020	GBP	22	29,364
United Kingdom Gilt(b)	4.25%		12/7/2027	GBP	28	47,300
Total						362,261
Total Foreign Government Obligations (cost $1,812,157)						1,892,488

GOVERNMENT SPONSORED ENTERPRISES PASS-THROUGHS 7.15%
Federal Home Loan Mortgage Corp.	4.00%		10/1/2049		$26	28,630
Federal National Mortgage Assoc.(g)	3.00%		TBA		350	354,771
Federal National Mortgage Assoc.(g)	3.50%		TBA		350	359,880
Federal National Mortgage Assoc.	4.00%		1/1/2048		32	35,488
Total Government Sponsored Enterprises Pass-Throughs (cost $777,368)						778,769

NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES 2.57%
BBCMS Mortgage Trust 2019-BWAY A†	2.696% (1 Mo. LIBOR + .96%	)#	11/25/2034		11	10,959
BBCMS Mortgage Trust 2019-BWAY B†	3.05% (1 Mo. LIBOR + 1.31%	)#	11/25/2034		10	9,963
BX Trust 2019-OC11 A†	3.202%		12/9/2041		21	21,652
Citigroup Commercial Mortgage Trust 2016-GC36 D†	2.85%		2/10/2049		45	39,027
Citigroup Commercial Mortgage Trust 2016-P3 D†	2.804%	#(h)	4/15/2049		30	26,243
Commercial Mortgage Pass-Through Certificates 2015-PC1 C	4.436%	#(h)	7/10/2050		25	25,932
Commercial Mortgage Pass-Through Certificates 2015-PC1 D	4.436%	#(h)	7/10/2050		35	33,027
Great Wolf Trust 2019-WOLF A†	2.756% (1 Mo. LIBOR + 1.03%	)#	12/15/2029		27	26,924
JPMorgan Chase Commercial Mortgage Securities Trust 2018-LAQ A†	2.74% (1 Mo. LIBOR + 1.00%	)#	6/15/2032		45	44,967
JPMorgan Chase Commercial Mortgage Securities Trust 2018-LAQ B†	3.04% (1 Mo. LIBOR + 1.30%	)#	6/15/2032		19	18,898

See Notes to Financial Statements.	49

Schedule of Investments (continued)

GLOBAL BOND FUND December 31, 2019

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
JPMorgan Chase Commercial Mortgage Securities Trust 2018-LAQ E†	4.74% (1 Mo. LIBOR + 3.00%	)#	6/15/2035	$22	$22,579
Total Non-Agency Commercial Mortgage-Backed Securities (cost $270,086)					280,171

U.S. TREASURY OBLIGATIONS 10.19%
U.S. Treasury Bond	2.25%		8/15/2049	41	39,739
U.S. Treasury Bond	2.375%		11/15/2049	36	35,848
U.S. Treasury Bond	2.75%		11/15/2047	147	157,504
U.S. Treasury Bond	3.625%		8/15/2043	80	98,023
U.S. Treasury Bond	4.50%		2/15/2036	62	82,153
U.S. Treasury Inflation Indexed Note(i)	0.50%		4/15/2024	106	107,851
U.S. Treasury Note	1.50%		11/30/2024	83	82,260
U.S. Treasury Note	1.75%		12/31/2024	136	136,309
U.S. Treasury Note	1.75%		11/15/2029	143	140,749
U.S. Treasury Note	2.25%		12/31/2023	225	229,981
Total U.S. Treasury Obligations (cost $1,101,968)					1,110,417
Total Long-Term Investments (cost $10,433,920)					10,682,855

SHORT-TERM INVESTMENTS 7.84%

FOREIGN GOVERNMENT OBLIGATION 0.45%

Hungary
Hungary Government Bond(a) (cost $49,134)	6.25%		1/29/2020	49	49,221

REPURCHASE AGREEMENT 7.39%
Repurchase Agreement dated 12/31/2019, 0.85% due 1/2/2020 with Fixed Income Clearing Corp. collateralized by $800,000 of U.S. Treasury Note at 2.75% due 8/15/2021; value: $822,802; proceeds: $805,201 (cost $805,163)
				805	805,163
Total Short-Term Investments (cost $854,297)					854,384
Total Investments in Securities 105.90% (cost $11,288,217)					11,537,239
Liabilities in Excess of Foreign Cash and Other Assets(j) (5.90%)					(642,759)
Net Assets 100.00%					$10,894,480

50	See Notes to Financial Statements.

Schedule of Investments (continued)

GLOBAL BOND FUND December 31, 2019

AUD	Australian dollar.
BRL	Brazilian real.
CAD	Canadian dollar.
CNY	Chinese yuan renminbi.
COP	Colombian peso.
EGP	Egyptian pound.
EUR	Euro.
GBP	British pound.
HUF	Hungarian forint.
IDR	Indonesian rupiah.
JPY	Japanese yen.
MYR	Malaysian ringgit.
NOK	Norwegian krone.
PEN	Peruvian nuevo sol.
SEK	Swedish Krona.
ZAR	South African rand.
LIBOR	London Interbank Offered Rate.
PIK	Payment-in-kind.
†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers. At December 31, 2019, the total value of Rule 144A securities was $2,904,787, which represents 26.66% of net assets.
#	Variable rate security. The interest rate represents the rate in effect at December 31, 2019.
(a)	Foreign security traded in U.S. dollars.
(b)	Investment in non-U.S. dollar denominated securities.
(c)	Securities purchased on a when-issued basis (See Note 2(i)).
(d)	Security is perpetual in nature and has no stated maturity.
(e)	Floating Rate Loans in which the Fund invests generally pay interest at rates which are periodically re-determined at a margin above the London Interbank Offered Rate (“LIBOR”) or the prime rate offered by major U.S. banks. The rate(s) shown is the rate(s) in effect at December 31, 2019.
(f)	Interest rate to be determined.
(g)	To-be-announced (“TBA”). Security purchased on a forward commitment basis with an approximate principal and maturity date. Actual principal and maturity will be determined upon settlement when the specific mortgage pools are assigned.
(h)	Interest rate is based on the weighted average interest rates of the underlying mortgages within the mortgage pool.
(i)	Treasury Inflation Protected Security. A U.S. Treasury Note or Bond that offers protection from inflation by paying a fixed rate of interest on principal amount that is adjusted for inflation based on the Consumer Price Index.
(j)	Liabilities in Excess of Cash and Other Assets include net unrealized appreciation/depreciation on forward foreign currency exchange contracts, futures contracts and swaps as follows:

Centrally Cleared Credit Default Swaps on Indexes - Sell Protection at December 31, 2019(1):

Referenced Index	Central Clearing party	Fund Receives (Quarterly)	Termination Date	Notional Amount	Notional Value	Payments Upfront(2)	Unrealized Appreciation(3)
Markit CDX.NA.EM.31(4)(5)	Credit Suisse	1.00%	12/20/2024	$1,493,000	$1,442,824	$(67,163)	$16,987

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities.
(2)	Upfront payments received/paid by Central Clearinghouse are presented net of amortization (See Note 2(n)).
(3)	Total unrealized appreciation on Credit Default Swaps on Indexes amounted to $16,987. Total unrealized depreciation on Credit Default Swaps on Indexes amounted to $0.
(4)	Central Clearinghouse: Intercontinental Exchange (ICE).
(5)	The Referenced Index is for the Centrally Cleared Credit Default Swaps on Indexes, which is comprised of a basket of Emerging Markets sovereign Issuers.

See Notes to Financial Statements.	51

Schedule of Investments (continued)

GLOBAL BOND FUND December 31, 2019

Open Forward Foreign Currency Exchange Contracts at December 31, 2019:

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Appreciation
Australian dollar	Buy	Morgan Stanley	1/31/2020	2,000	$1,381	$1,404	$23
British pound	Buy	Citibank	3/5/2020	54,000	71,300	71,651	351
Canadian dollar	Buy	Morgan Stanley	3/5/2020	7,000	5,306	5,392	86
Colombian peso	Buy	Bank of America	1/27/2020	181,951,000	53,458	55,302	1,844
euro	Buy	Barclays Bank plc	1/2/2020	100,000	111,323	112,170	847
euro	Buy	J.P. Morgan	3/9/2020	11,000	12,246	12,390	144
euro	Buy	Morgan Stanley	3/9/2020	104,000	116,314	117,138	824
euro	Buy	Morgan Stanley	3/9/2020	31,000	34,647	34,916	269
euro	Buy	State Street Bank and Trust	3/9/2020	128,000	143,079	144,170	1,091
euro	Buy	Toronto Dominion Bank	3/9/2020	98,000	109,744	110,380	636
Japanese yen	Buy	Morgan Stanley	1/31/2020	1,890,000	17,321	17,418	97
Mexican peso	Buy	Barclays Bank plc	3/17/2020	583,000	30,175	30,498	323
New Zealand dollar	Buy	Bank of America	1/28/2020	83,000	53,369	55,893	2,524
Russian ruble	Buy	J.P. Morgan	3/11/2020	2,550,000	39,704	40,779	1,075
South Korean won	Buy	Barclays Bank plc	2/27/2020	140,000,000	119,462	121,247	1,785
Swedish krona	Buy	J.P. Morgan	1/27/2020	205,000	21,373	21,913	540
Swiss franc	Buy	Citibank	1/31/2020	54,000	54,685	55,895	1,210
Yuan Renminbi Offshore	Buy	Barclays Bank plc	2/4/2020	500,000	70,816	71,779	963
Hungarian forint	Sell	Citibank	1/27/2020	7,865,000	26,751	26,687	64
Japanese yen	Sell	Citibank	1/31/2020	2,125,000	19,608	19,583	25
Japanese yen	Sell	Citibank	1/31/2020	5,900,000	54,513	54,372	141
Unrealized Appreciation on Forward Foreign Currency Exchange Contracts							$14,862

52	See Notes to Financial Statements.

Schedule of Investments (continued)

GLOBAL BOND FUND December 31, 2019

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Depreciation
Japanese yen	Buy	Morgan Stanley	1/31/2020	158,750,000	$1,466,049	$1,462,980	$(3,069)
Turkish lira	Buy	Citibank	1/24/2020	316,000	53,648	52,823	(825)
Australian dollar	Sell	Barclays Bank plc	1/31/2020	141,000	96,886	99,017	(2,131)
Brazilian real	Sell	Citibank	3/6/2020	84,000	19,950	20,831	(881)
British pound	Sell	Toronto Dominion Bank	3/5/2020	354,000	466,889	469,712	(2,823)
British pound	Sell	Toronto Dominion Bank	3/5/2020	97,000	128,352	128,707	(355)
euro	Sell	Barclays Bank plc	3/9/2020	100,000	111,790	112,633	(843)
euro	Sell	Morgan Stanley	3/9/2020	121,000	135,096	136,286	(1,190)
Indonesian rupiah	Sell	Barclays Bank plc	3/13/2020	334,000,000	23,569	24,009	(440)
Malaysian ringgit	Sell	Barclays Bank plc	2/6/2020	220,000	52,961	53,904	(943)
Peruvian Nuevo sol	Sell	Citibank	1/27/2020	180,000	53,623	54,288	(665)
South African rand	Sell	Morgan Stanley	3/11/2020	437,000	29,383	30,923	(1,540)
Taiwan dollar	Sell	J.P. Morgan	1/30/2020	1,618,000	53,477	54,194	(717)
Thai baht	Sell	Bank of America	1/27/2020	1,620,000	53,481	54,115	(634)
Unrealized Depreciation on Forward Foreign Currency Exchange Contracts							$(17,056)

Open Futures Contracts at December 31, 2019:

Type	Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Appreciation
U.S. 2-Year Treasury Note	March 2020	2	Short	$(431,246)	$(431,000)	$246

Type	Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Depreciation
U.S. 5-Year Treasury Note	March 2020	3	Long	$357,146	$355,829	$(1,317)

See Notes to Financial Statements.	53

Schedule of Investments (concluded)

GLOBAL BOND FUND December 31, 2019

The following is a summary of the inputs used as of December 31, 2019 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Asset-Backed Securities	$–	$784,688	$–	$784,688
Corporate Bonds	–	5,726,689	–	5,726,689
Floating Rate Loans	–	109,633	–	109,633
Foreign Government Obligations	–	1,892,488	–	1,892,488
Government Sponsored Enterprises Pass-Throughs	–	778,769	–	778,769
Non-Agency Commercial Mortgage-Backed Securities	–	280,171	–	280,171
U.S. Treasury Obligations	–	1,110,417	–	1,110,417
Short-Term Investments
Foreign Government Obligation	–	49,221	–	49,221
Repurchase Agreement	–	805,163	–	805,163
Total	$–	$11,537,239	$–	$11,537,239
Other Financial Instruments
Centrally Cleared Credit Default Swap Contracts
Assets	$–	$16,987	$–	$16,987
Liabilities	–	–	–	–
Forward Foreign Currency Exchange Contracts
Assets	–	14,862	–	14,862
Liabilities	–	(17,056)	–	(17,056)
Futures Contracts
Assets	246	–	–	246
Liabilities	(1,317)	–	–	(1,317)
Total	$(1,071)	$14,793	$–	$13,722

(1)	Refer to Note 2(q) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry.

54	See Notes to Financial Statements.

Statements of Assets and Liabilities

December 31, 2019

	Emerging Markets Bond Fund	Emerging Markets Corporate Debt Fund
ASSETS:
Investments in securities, at cost	$167,203,728	$59,389,841
Investments in securities, at fair value	$178,598,038	$61,636,676
Cash	584,220	643,959
Deposits with brokers for futures collateral	751,000	81,300
Deposits with brokers for swaps collateral	100,003	288,467
Receivables:
Interest and dividends	2,587,327	819,578
Capital shares sold	776,338	408,762
Investment securities sold	331,700	–
From advisor (See Note 3)	456	33,146
Variation margin for futures contracts	629	24,848
Variation margin for centrally cleared credit default swap agreements	–	279
Credit default swap agreements receivable, at fair value (including upfront payments of $1,702 and $84, respectively)	3,153	157
Prepaid expenses and other assets	25,304	46,918
Total assets	183,758,168	63,984,090
LIABILITIES:
Payables:
Investment securities purchased	913,579	631,242
Capital shares reacquired	195,076	59,262
Management fee	76,259	36,351
Directors’ fees	51,943	3,098
12b-1 distribution plan	11,026	8,201
Fund administration	6,101	2,077
Unrealized depreciation on forward foreign currency exchange contracts	35,458	5,078
Interest payable	46	–
Distributions payable	735,025	214,760
Accrued expenses	135,825	71,405
Total liabilities	2,160,338	1,031,474
Commitments and contingent liabilities
NET ASSETS	$181,597,830	$62,952,616
COMPOSITION OF NET ASSETS:
Paid-in capital	$281,347,816	$62,625,374
Total distributable earnings (loss)	(99,749,986)	327,242
Net Assets	$181,597,830	$62,952,616

See Notes to Financial Statements.	55

Statements of Assets and Liabilities (continued)

December 31, 2019

	Emerging Markets Bond Fund	Emerging Markets Corporate Debt Fund

Net assets by class:
Class A Shares	$13,433,487	$11,659,548
Class C Shares	$1,440,815	$2,306,825
Class F Shares	$5,064,496	$42,659,985
Class F3 Shares	$709,804	$11,590
Class I Shares	$160,122,343	$5,634,598
Class R2 Shares	$52,362	$141,487
Class R3 Shares	$194,263	$147,413
Class R4 Shares	$138,179	$15,306
Class R5 Shares	$11,986	$248,242
Class R6 Shares	$430,095	$127,622
Outstanding shares by class:
Class A Shares (534 and 513 million shares of common stock authorized, $.001 par value)	2,537,621	750,292
Class C Shares (100 and 85 million shares of common stock authorized, $.001 par value)	270,549	148,441
Class F Shares (200.3 and 114 million shares of common stock authorized, $.001 par value)	957,501	2,744,393
Class F3 Shares (66.8 and 57 million shares of common stock authorized, $.001 par value)	134,285	746
Class I Shares (300.4 and 228 million shares of common stock authorized, $.001 par value)	30,299,490	362,864
Class R2 Shares (26.7 and 28.6 million shares of common stock authorized, $.001 par value)	9,871	9,107
Class R3 Shares (26.7 and 28.6 million shares of common stock authorized, $.001 par value)	36,758	9,487
Class R4 Shares (26.7 and 28.6 million shares of common stock authorized, $.001 par value)	26,121	985.37
Class R5 Shares (26.7 and 28.6 million shares of common stock authorized, $.001 par value)	2,268	15,974
Class R6 Shares (26.7 and 28.6 million shares of common stock authorized, $.001 par value)	81,359	8,211
Net asset value, offering and redemption price per share (Net assets divided by outstanding shares):
Class A Shares-Net asset value	$5.29	$15.54
Class A Shares-Maximum offering price (Net asset value plus sales charge of 2.25%)	$5.41	$15.90
Class C Shares-Net asset value	$5.33	$15.54
Class F Shares-Net asset value	$5.29	$15.54
Class F3 Shares-Net asset value	$5.29	$15.54
Class I Shares-Net asset value	$5.28	$15.53
Class R2 Shares-Net asset value	$5.30	$15.54
Class R3 Shares-Net asset value	$5.28	$15.54
Class R4 Shares-Net asset value	$5.29	$15.53
Class R5 Shares-Net asset value	$5.28	$15.54
Class R6 Shares-Net asset value	$5.29	$15.54

56	See Notes to Financial Statements.

Statements of Assets and Liabilities (continued)

December 31, 2019

Global Bond Fund
ASSETS:
Investments in securities, at cost	$11,288,217
Investments in securities, at fair value	$11,537,239
Deposits with brokers for futures collateral	1,316
Deposits with brokers for swaps collateral	186,846
Foreign cash, at value (cost $2,141)	2,188
Receivables:
Interest and dividends	104,337
Capital shares sold	29,284
From advisor (See Note 3)	24,259
Investment securities sold	28
Variation margin for centrally cleared credit default swap agreements	181
Unrealized appreciation on forward foreign currency exchange contracts	14,862
Prepaid expenses	36,901
Total assets	11,937,441
LIABILITIES:
Payables:
Investment securities purchased	935,148
Management fee	3,946
12b-1 distribution plan	963
Fund administration	367
Directors’ fees	324
Variation margin on futures contracts	138
Unrealized depreciation on forward foreign currency exchange contracts	17,056
Distributions payable	29,284
Accrued expenses	55,735
Total liabilities	1,042,961
Commitments and contingent liabilities
NET ASSETS	$10,894,480
COMPOSITION OF NET ASSETS:
Paid-in capital	$10,729,208
Total distributable earnings (loss)	165,272
Net Assets	$10,894,480

See Notes to Financial Statements.	57

Statements of Assets and Liabilities (concluded)

December 31, 2019

Global Bond Fund

Net assets by class:
Class A Shares	$2,151,090
Class C Shares	$276,867
Class F Shares	$2,138,997
Class F3 Shares	$1,607,003
Class I Shares	$2,138,997
Class R3 Shares	$265,482
Class R4 Shares	$266,430
Class R5 Shares	$267,382
Class R6 Shares	$1,782,232
Outstanding shares by class:
Class A Shares (770 million shares of common stock authorized, $.001 par value)	212,413
Class C Shares (100 million shares of common stock authorized, $.001 par value)	27,339
Class F Shares (192.5 million shares of common stock authorized, $.001 par value)	211,219
Class F3 Shares (192.5 million shares of common stock authorized, $.001 par value)	158,686
Class I Shares (385 million shares of common stock authorized, $.001 par value)	211,219
Class R3 Shares (28.9 shares of common stock authorized, $.001 par value)	26,215
Class R4 Shares (28.9 shares of common stock authorized, $.001 par value)	26,309
Class R5 Shares (28.9 shares of common stock authorized, $.001 par value)	26,403
Class R6 Shares (178.4 shares of common stock authorized, $.001 par value)	175,988
Net asset value, offering and redemption price per share (Net assets divided by outstanding shares):
Class A Shares-Net asset value	$10.13
Class A Shares-Maximum offering price (Net asset value plus sales charge of 2.25%)	$10.36
Class C Shares-Net asset value	$10.13
Class F Shares-Net asset value	$10.13
Class F3 Shares-Net asset value	$10.13
Class I Shares-Net asset value	$10.13
Class R3 Shares-Net asset value	$10.13
Class R4 Shares-Net asset value	$10.13
Class R5 Shares-Net asset value	$10.13
Class R6 Shares-Net asset value	$10.13

58	See Notes to Financial Statements.

Statements of Operations

For the Year Ended December 31, 2019

	Emerging Markets Bond Fund	Emerging Markets Corporate Debt Fund
Investment income:
Dividends	$–	$248
Interest and other (net of foreign withholding taxes of $0 and $1,403 respectively)	10,649,047	2,428,590
Total investment income	10,649,047	2,428,838
Expenses:
Management fee	905,236	322,355
12b-1 distribution plan-Class A	23,833	20,902
12b-1 distribution plan-Class C	13,342	17,597
12b-1 distribution plan-Class F	5,144	28,921
12b-1 distribution plan-Class R2	387	807
12b-1 distribution plan-Class R3	1,391	684
12b-1 distribution plan-Class R4	230	37
Registration	139,667	118,568
Professional	86,358	55,333
Shareholder servicing	44,844	80,782
Reports to shareholders	77,721	24,159
Fund administration	72,419	18,420
Custody	–	7,687
Directors’ fees	5,250	1,268
Other	44,423	24,827
Gross expenses	1,420,245	722,347
Expense reductions (See Note 9)	(652)	(1,460)
Fees waived and expenses reimbursed (See Note 3)	(5,144)	(260,679)
Net expenses	1,414,449	460,208
Net investment income	9,234,598	1,968,630
Net realized and unrealized gain (loss):
Net realized loss on investments	(1,155,490)	(212,386)
Net realized gain (loss) on futures contracts	541,736	(432,046)
Net realized gain on forward foreign currency exchange contracts	210,883	10,383
Net realized gain on swap contracts	51,344	18,764
Net realized loss on foreign currency related transactions	(18,601)	(2,048)
Net change in unrealized appreciation/depreciation on investments	18,218,976	4,247,255
Net change in unrealized appreciation/depreciation on futures contracts	(181,365)	180,587
Net change in unrealized appreciation/depreciation on forward foreign currency exchange contracts	(16,435)	(5,078)
Net change in unrealized appreciation/depreciation on swap contracts	30,385	30,683
Net change in unrealized appreciation/depreciation on translation of assets and liabilities denominated in foreign currencies	373	51
Net realized and unrealized gain	17,681,806	3,836,165
Net Increase in Net Assets Resulting From Operations	$26,916,404	$5,804,795

See Notes to Financial Statements.	59

Statements of Operations (concluded)

For the Year Ended December 31, 2019

Global Bond Fund
Investment income:
Interest and other (net of foreign withholding tax of $1,855)	$351,196
Total investment income	351,196
Expenses:
Management fee	45,230
12b-1 distribution plan-Class A	4,156
12b-1 distribution plan-Class C	2,591
12b-1 distribution plan-Class F	2,070
12b-1 distribution plan-Class R3	1,288
12b-1 distribution plan-Class R4	645
Registration	78,433
Offering costs	60,801
Professional	54,357
Custody	25,450
Reports to shareholders	7,860
Shareholder servicing	4,985
Fund administration	4,207
Directors’ fees	297
Other	14,266
Gross expenses	306,636
Expense reductions (See Note 9)	(236)
Fees waived and expenses reimbursed (See Note 3)	(240,625)
Net expenses	65,775
Net investment income	285,421
Net realized and unrealized gain:
Net realized gain on investments	78,476
Net realized loss on futures contracts	(4,163)
Net realized gain on forward foreign currency exchange contracts	23,538
Net realized gain on swap contracts	16,023
Net realized loss on foreign currency related transactions	(19,183)
Net change in unrealized appreciation/depreciation on investments	484,602
Net change in unrealized appreciation/depreciation on futures contracts	(2,328)
Net change in unrealized appreciation/depreciation on forward foreign currency exchange contracts	(34,936)
Net change in unrealized appreciation/depreciation on swap contracts	20,175
Net change in unrealized appreciation/depreciation on translation of assets and liabilities denominated in foreign currencies	976
Net realized and unrealized gain	563,180
Net Increase in Net Assets Resulting From Operations	$848,601

60	See Notes to Financial Statements.

Statements of Changes in Net Assets

	Emerging Markets Bond Fund
INCREASE (DECREASE) IN NET ASSETS	For the Year Ended December 31, 2019	For the Year Ended December 31, 2018
Operations:
Net investment income	$9,234,598	$7,139,676
Net realized loss on investments, futures contracts, forward foreign currency exchange contracts, swaps and foreign currency related transactions	(370,128)	(9,999,041)
Net change in unrealized appreciation/depreciation on investments, futures contracts, forward foreign currency exchange contracts, swaps and translation of assets and liabilities denominated in foreign currencies	18,051,934	(8,984,042)
Net increase (decrease) in net assets resulting from operations	26,916,404	(11,843,407)
Distributions to shareholders:
Class A	(601,673)	(610,286)
Class B	–	(67)
Class C	(72,757)	(95,282)
Class F	(266,585)	(328,831)
Class F3	(30,070)	(19,691)
Class I	(8,492,699)	(7,650,080)
Class R2	(3,036)	(3,022)
Class R3	(13,283)	(11,364)
Class R4	(4,574)	(4,365)
Class R5	(636)	(805)
Class R6	(19,393)	(20,341)
Return of capital
Class A	–	(119,463)
Class B	–	(13)
Class C	–	(18,652)
Class F	–	(64,368)
Class F3	–	(3,855)
Class I	–	(1,497,504)
Class R2	–	(592)
Class R3	–	(2,224)
Class R4	–	(855)
Class R5	–	(157)
Class R6	–	(3,982)
Total distributions to shareholders	(9,504,706)	(10,455,799)
Capital share transactions (Net of share conversions) (See Note 15):
Net proceeds from sales of shares	9,849,038	44,806,767
Reinvestment of distributions	9,428,858	10,226,356
Cost of shares reacquired	(36,448,036)	(70,149,775)
Net decrease in net assets resulting from capital share transactions	(17,170,140)	(15,116,652)
Net increase (decrease) in net assets	241,558	(37,415,858)
NET ASSETS:
Beginning of year	$181,356,272	$218,772,130
End of year	$181,597,830	$181,356,272

See Notes to Financial Statements.	61

Statements of Changes in Net Assets (continued)

	Emerging Markets Corporate Debt Fund
INCREASE (DECREASE) IN NET ASSETS	For the Year Ended December 31, 2019	For the Year Ended December 31, 2018
Operations:
Net investment income	$1,968,630	$2,197,536
Net realized loss on investments, futures contracts, forward foreign currency exchange contracts, swaps and foreign currency related transactions	(617,333)	(977,186)
Net change in unrealized appreciation/depreciation on investments, futures contracts, forward foreign currency exchange contracts, swaps and translation of assets and liabilities denominated in foreign currencies	4,453,498	(3,437,816)
Net increase (decrease) in net assets resulting from operations	5,804,795	(2,217,466)
Distributions to shareholders:
Class A	(467,374)	(525,395)
Class C	(81,599)	(87,597)
Class F	(1,313,265)	(1,336,146)
Class F3	(530)	(504)
Class I	(184,187)	(441,684)
Class R2	(5,507)	(6,030)
Class R3	(5,729)	(6,069)
Class R4	(657)	(907)
Class R5	(11,796)	(5,238)
Class R6	(5,362)	(1,003)
Total distributions to shareholders	(2,076,006)	(2,410,573)
Capital share transactions (See Note 15):
Net proceeds from sales of shares	34,224,422	28,135,455
Reinvestment of distributions	2,057,879	2,376,352
Cost of shares reacquired	(21,329,236)	(37,361,261)
Net increase (decrease) in net assets resulting from capital share transactions	14,953,065	(6,849,454)
Net increase (decrease) in net assets	18,681,854	(11,477,493)
NET ASSETS:
Beginning of year	$44,270,762	$55,748,255
End of year	$62,952,616	$44,270,762

62	See Notes to Financial Statements.

Statements of Changes in Net Assets (concluded)

	Global Bond Fund
INCREASE IN NET ASSETS	For the Year Ended December 31, 2019	For the Year Ended December 31, 2018*
Operations:
Net investment income	$285,421	$119,551
Net realized gain (loss) on investments, futures contracts, forward foreign currency exchange contracts, swaps and foreign currency related transactions	94,691	(61,325)
Net change in unrealized appreciation/depreciation on investments, futures contracts, forward foreign currency exchange contracts, swaps and translation of assets and liabilities denominated in foreign currencies	468,489	(205,522)
Net increase (decrease) in net assets resulting from operations	848,601	(147,296)
Distributions to shareholders:
Class A	(78,469)	(27,918)
Class C	(7,901)	(2,632)
Class F	(82,306)	(29,639)
Class F3	(63,670)	(23,001)
Class I	(82,307)	(29,638)
Class R3	(8,956)	(3,168)
Class R4	(9,621)	(3,437)
Class R5	(10,291)	(3,706)
Class R6	(69,992)	(23,254)
Total distributions to shareholders	(413,513)	(146,393)
Capital share transactions (See Note 15):
Net proceeds from sales of shares	68,430	10,131,452
Reinvestment of distributions	407,190	146,129
Cost of shares reacquired	(120)	–
Net increase in net assets resulting from capital share transactions	475,500	10,277,581
Net increase in net assets	910,588	9,983,892
NET ASSETS:
Beginning of year	$9,983,892	$–
End of year	$10,894,480	$9,983,892

*	For the period July 26, 2018, commencement of operations, to December 31, 2018.

See Notes to Financial Statements.	63

Financial Highlights

EMERGING MARKETS BOND FUND

		Per Share Operating Performance:
		Investment Operations:			Distributions to shareholders from:
	Net asset value, beginning of period	Net invest- ment income(a)	Net realized and unrealized gain (loss)	Total from invest- ment opera- tions	Net investment income	Return of capital	Total distri- butions
Class A
12/31/2019	$4.80	$0.25	$0.50	$0.75	$(0.26)	$ –	$(0.26)
12/31/2018	5.42	0.18	(0.53)	(0.35)	(0.22)	(0.05)	(0.27)
12/31/2017	5.11	0.10	0.44	0.54	(0.23)	–	(0.23)
12/31/2016	5.10	0.08	0.21	0.29	(0.28)	–	(0.28)
12/31/2015	5.76	0.06	(0.57)	(0.51)	(0.07)	(0.08)	(0.15)
Class C
12/31/2019	4.83	0.22	0.51	0.73	(0.23)	–	(0.23)
12/31/2018	5.45	0.15	(0.53)	(0.38)	(0.20)	(0.04)	(0.24)
12/31/2017	5.14	0.07	0.44	0.51	(0.20)	–	(0.20)
12/31/2016	5.13	0.05	0.21	0.26	(0.25)	–	(0.25)
12/31/2015	5.79	0.03	(0.57)	(0.54)	(0.06)	(0.06)	(0.12)
Class F
12/31/2019	4.80	0.26	0.50	0.76	(0.27)	–	(0.27)
12/31/2018	5.42	0.17	(0.51)	(0.34)	(0.24)	(0.04)	(0.28)
12/31/2017	5.11	0.10	0.45	0.55	(0.24)	–	(0.24)
12/31/2016	5.10	0.08	0.21	0.29	(0.28)	–	(0.28)
12/31/2015	5.76	0.07	(0.57)	(0.50)	(0.08)	(0.08)	(0.16)
Class F3
12/31/2019	4.80	0.26	0.50	0.76	(0.27)	–	(0.27)
12/31/2018	5.41	0.20	(0.53)	(0.33)	(0.23)	(0.05)	(0.28)
4/4/2017 to 12/31/2017(c)	5.31	0.08	0.21	0.29	(0.19)	–	(0.19)
Class I
12/31/2019	4.80	0.26	0.49	0.75	(0.27)	–	(0.27)
12/31/2018	5.41	0.20	(0.53)	(0.33)	(0.23)	(0.05)	(0.28)
12/31/2017	5.10	0.11	0.44	0.55	(0.24)	–	(0.24)
12/31/2016	5.09	0.09	0.21	0.30	(0.29)	–	(0.29)
12/31/2015	5.75	0.07	(0.57)	(0.50)	(0.08)	(0.08)	(0.16)
Class R2
12/31/2019	4.82	0.23	0.49	0.72	(0.24)	–	(0.24)
12/31/2018	5.43	0.17	(0.53)	(0.36)	(0.21)	(0.04)	(0.25)
12/31/2017	5.12	0.08	0.44	0.52	(0.21)	–	(0.21)
12/31/2016	5.11	0.06	0.21	0.27	(0.26)	–	(0.26)
12/31/2015	5.77	0.04	(0.57)	(0.53)	(0.06)	(0.07)	(0.13)
Class R3
12/31/2019	4.80	0.24	0.49	0.73	(0.25)	–	(0.25)
12/31/2018	5.41	0.17	(0.52)	(0.35)	(0.22)	(0.04)	(0.26)
12/31/2017	5.10	0.08	0.44	0.52	(0.21)	–	(0.21)
12/31/2016	5.09	0.06	0.21	0.27	(0.26)	–	(0.26)
12/31/2015	5.75	0.04	(0.57)	(0.53)	(0.06)	(0.07)	(0.13)

64	See Notes to Financial Statements.

		Ratios to Average Net Assets:						Supplemental Data:

Net asset value, end of period	Total return(b) (%)	Total expenses after waivers and/or reim- bursements (%)		Total expenses (%)		Net invest- ment income (%)		Net assets, end of period (000)	Portfolio turnover rate (%)

$5.29	15.91	0.96		0.96		4.89		$13,433	47
4.80	(6.55)	0.98		0.98		3.41		9,636	135
5.42	10.73	0.94		0.94		1.84		17,746	35
5.11	5.68	0.99		0.99		1.51		18,357	90
5.10	(8.95)	0.98		0.98		1.10		20,466	52

5.33	15.34	1.58		1.58		4.32		1,441	47
4.83	(7.06)	1.59		1.59		2.84		1,769	135
5.45	10.03	1.55		1.55		1.22		3,158	35
5.14	5.03	1.60		1.60		0.91		4,025	90
5.13	(9.44)	1.59		1.59		0.49		5,558	52

5.29	16.08	0.76		0.86		5.02		5,064	47
4.80	(6.44)	0.84		0.87		3.36		3,821	135
5.42	10.83	0.84		0.84		1.94		7,311	35
5.11	5.79	0.89		0.89		1.61		7,366	90
5.10	(8.86)	0.88		0.88		1.19		9,439	52

5.29	16.15	0.75		0.75		5.08		710	47
4.80	(6.19)	0.76		0.76		3.84		429	135
5.41	5.45 (d)	0.75	(e)	0.75	(e)	2.06	(e)	457	35

5.28	15.92	0.76		0.76		5.13		160,122	47
4.80	(6.19)	0.78		0.78		3.81		164,990	135
5.41	10.96	0.74		0.74		2.03		189,184	35
5.10	5.90	0.79		0.79		1.71		356,968	90
5.09	(8.79)	0.78		0.78		1.29		442,393	52

5.30	15.19	1.36		1.36		4.56		52	47
4.82	(6.71)	1.38		1.38		3.22		66	135
5.43	10.28	1.34		1.34		1.44		79	35
5.12	5.26	1.39		1.39		1.11		96	90
5.11	(9.30)	1.38		1.38		0.70		101	52

5.28	15.59	1.26		1.26		4.63		194	47
4.80	(6.85)	1.28		1.28		3.39		255	135
5.41	10.42	1.23		1.23		1.55		264	35
5.10	5.38	1.28		1.28		1.22		296	90
5.09	(9.24)	1.27		1.27		0.81		285	52

See Notes to Financial Statements.	65

Financial Highlights (concluded)

EMERGING MARKETS BOND FUND

		Per Share Operating Performance:
		Investment Operations:			Distributions to shareholders from:
	Net asset value, beginning of period	Net invest- ment income(a)	Net realized and unrealized gain (loss)	Total from invest- ment opera- tions	Net investment income	Return of capital	Total distri- butions
Class R4
12/31/2019	$4.80	$0.25	$0.50	$0.75	$(0.26)	$ –	$(0.26)
12/31/2018	5.42	0.18	(0.53)	(0.35)	(0.22)	(0.05)	(0.27)
12/31/2017	5.11	0.10	0.44	0.54	(0.23)	–	(0.23)
12/31/2016	5.10	0.08	0.21	0.29	(0.28)	–	(0.28)
6/30/2015 to 12/31/2015(f)	5.53	0.03	(0.39)	(0.36)	(0.03)	(0.04)	(0.07)
Class R5
12/31/2019	4.80	0.26	0.49	0.75	(0.27)	–	(0.27)
12/31/2018	5.41	0.20	(0.52)	(0.32)	(0.24)	(0.05)	(0.29)
12/31/2017	5.10	0.11	0.44	0.55	(0.24)	–	(0.24)
12/31/2016	5.09	0.09	0.21	0.30	(0.29)	–	(0.29)
6/30/2015 to 12/31/2015(f)	5.52	0.04	(0.39)	(0.35)	(0.04)	(0.04)	(0.08)
Class R6
12/31/2019	4.80	0.26	0.50	0.76	(0.27)	–	(0.27)
12/31/2018	5.41	0.19	(0.51)	(0.32)	(0.24)	(0.05)	(0.29)
12/31/2017	5.10	0.11	0.44	0.55	(0.24)	–	(0.24)
12/31/2016	5.09	0.10	0.20	0.30	(0.29)	–	(0.29)
6/30/2015 to 12/31/2015(f)	5.52	0.04	(0.39)	(0.35)	(0.04)	(0.04)	(0.08)

(a)	Calculated using average shares outstanding during the period.
(b)	Total return for Classes A and C does not consider the effects of sales loads and assumes the reinvestment of all distributions. Total return for all other classes assumes the reinvestment of all distributions.
(c)	Commenced on April 4, 2017.
(d)	Not annualized.
(e)	Annualized.
(f)	Commenced on June 30, 2015.

66	See Notes to Financial Statements.

			Ratios to Average Net Assets:						Supplemental Data:

Net asset value, end of period	Total return(b) (%)		Total expenses after waivers and/or reim- bursements (%)		Total expenses (%)		Net invest- ment income (%)		Net assets, end of period (000)	Portfolio turnover rate (%)

$5.29	15.85		1.02		1.02		4.81		$138	47
4.80	(6.60)		1.03		1.03		3.53		55	135
5.42	10.67		0.99		0.99		1.83		27	35
5.11	5.67		1.01		1.01		1.50		10	90
5.10	(6.44	)(d)	1.01	(e)	1.01	(e)	1.13	(e)	9	52

5.28	15.92		0.74		0.74		5.14		12	47
4.80	(6.17)		0.76		0.76		4.03		18	135
5.41	10.97		0.73		0.73		2.06		11	35
5.10	5.94		0.75		0.75		1.76		10	90
5.09	(6.34	)(d)	0.76	(e)	0.76	(e)	1.37	(e)	9	52

5.29	16.15		0.75		0.75		5.11		430	47
4.80	(6.17)		0.76		0.76		3.74		317	135
5.41	10.99		0.74		0.74		2.11		524	35
5.10	6.04		0.66		0.66		1.85		10	90
5.09	(6.29	)(d)	0.67	(e)	0.67	(e)	1.47	(e)	9	52

See Notes to Financial Statements.	67

Financial Highlights

EMERGING MARKETS CORPORATE DEBT FUND

		Per Share Operating Performance:
		Investment Operations:			Distributions to shareholders from:
	Net asset value, beginning of period	Net invest- ment income(a)	Net realized and unrealized gain (loss)	Total from invest- ment opera- tions	Net investment income	Net realized gain	Total distri- butions
Class A
12/31/2019	$ 14.31	$ 0.64	$ 1.27	$ 1.91	$(0.68)	$ –	$ (0.68)
12/31/2018	15.54	0.61	(1.16)	(0.55)	(0.65)	(0.03)	(0.68)
12/31/2017	15.08	0.59	0.67	1.26	(0.64)	(0.16)	(0.80)
12/31/2016	14.45	0.61	0.68	1.29	(0.66)	–	(0.66)
12/31/2015	14.85	0.60	(0.33)	0.27	(0.67)	– (c)	(0.67)
Class C
12/31/2019	14.31	0.55	1.26	1.81	(0.58)	–	(0.58)
12/31/2018	15.55	0.52	(1.18)	(0.66)	(0.55)	(0.03)	(0.58)
12/31/2017	15.07	0.48	0.69	1.17	(0.53)	(0.16)	(0.69)
12/31/2016	14.45	0.50	0.68	1.18	(0.56)	–	(0.56)
12/31/2015	14.85	0.50	(0.34)	0.16	(0.56)	– (c)	(0.56)
Class F
12/31/2019	14.31	0.65	1.27	1.92	(0.69)	–	(0.69)
12/31/2018	15.55	0.63	(1.18)	(0.55)	(0.66)	(0.03)	(0.69)
12/31/2017	15.08	0.61	0.68	1.29	(0.66)	(0.16)	(0.82)
12/31/2016	14.45	0.62	0.68	1.30	(0.67)	–	(0.67)
12/31/2015	14.85	0.56	(0.28)	0.28	(0.68)	– (c)	(0.68)
Class F3
12/31/2019	14.31	0.70	1.26	1.96	(0.73)	–	(0.73)
12/31/2018	15.55	0.67	(1.18)	(0.51)	(0.70)	(0.03)	(0.73)
4/4/2017 to 12/31/2017(d)	15.43	0.48	0.32	0.80	(0.52)	(0.16)	(0.68)
Class I
12/31/2019	14.31	0.68	1.24	1.92	(0.70)	–	(0.70)
12/31/2018	15.55	0.64	(1.17)	(0.53)	(0.68)	(0.03)	(0.71)
12/31/2017	15.08	0.63	0.68	1.31	(0.68)	(0.16)	(0.84)
12/31/2016	14.45	0.64	0.68	1.32	(0.69)	–	(0.69)
12/31/2015	14.85	0.63	(0.33)	0.30	(0.70)	– (c)	(0.70)
Class R2
12/31/2019	14.30	0.58	1.28	1.86	(0.62)	–	(0.62)
12/31/2018	15.54	0.64	(1.17)	(0.53)	(0.68)	(0.03)	(0.71)
12/31/2017	15.07	0.63	0.68	1.31	(0.68)	(0.16)	(0.84)
12/31/2016	14.45	0.64	0.67	1.31	(0.69)	–	(0.69)
12/31/2015	14.85	0.64	(0.34)	0.30	(0.70)	– (c)	(0.70)
Class R3
12/31/2019	14.31	0.60	1.26	1.86	(0.63)	–	(0.63)
12/31/2018	15.54	0.64	(1.16)	(0.52)	(0.68)	(0.03)	(0.71)
12/31/2017	15.07	0.63	0.68	1.31	(0.68)	(0.16)	(0.84)
12/31/2016	14.45	0.64	0.67	1.31	(0.69)	–	(0.69)
12/31/2015	14.85	0.64	(0.34)	0.30	(0.70)	– (c)	(0.70)

68	See Notes to Financial Statements.

		Ratios to Average Net Assets:						Supplemental Data:

Net asset value, end of period	Total return(b) (%)	Total expenses after waivers and/or reim- bursements (%)		Total expenses (%)		Net invest- ment income (%)		Net assets, end of period (000)	Portfolio turnover rate (%)

$ 15.54	13.56	1.05		1.62		4.24		$ 11,660	64
14.31	(3.65)	1.05		1.54		4.14		8,729	56
15.54	8.54	1.05		1.55		3.80		13,809	81
15.08	9.03	1.05		1.67		4.03		7,535	104
14.45	1.77	1.05		1.71		4.03		13,843	148

15.54	12.85	1.68		2.25		3.61		2,307	64
14.31	(4.28)	1.71		2.20		3.50		1,926	56
15.55	7.85	1.76		2.27		3.10		2,261	81
15.07	8.23	1.70		2.34		3.27		1,212	104
14.45	1.04	1.77		2.46		3.38		581	148

15.54	13.66	0.95		1.51		4.30		42,660	64
14.31	(3.63)	0.95		1.44		4.22		24,115	56
15.55	8.71	0.95		1.45		3.89		27,640	81
15.08	9.10	0.95		1.57		4.09		12,321	104
14.45	1.83	0.95		1.50		3.82		12,604	148

15.54	13.94	0.70		1.25		4.61		12	64
14.31	(3.32)	0.68		1.21		4.49		10	56
15.55	5.21 (e)	0.67	(f)	1.24	(f)	4.15	(f)	11	81

15.53	13.69	0.85		1.45		4.51		5,635	64
14.31	(3.46)	0.85		1.35		4.35		8,891	56
15.55	8.84	0.85		1.37		4.04		11,674	81
15.08	9.18	0.85		1.47		4.26		8,636	104
14.45	1.98	0.85		1.50		4.26		10,634	148

15.54	13.19	1.45		2.02		3.86		141	64
14.30	(3.52)	0.85		1.95		4.36		125	56
15.54	8.84	0.85		1.97		4.05		130	81
15.07	9.18	0.85		2.08		4.23		119	104
14.45	1.98	0.85		2.14		4.31		109	148

15.54	13.31	1.35		1.92		3.96		147	64
14.31	(3.53)	0.85		1.85		4.35		125	56
15.54	8.84	0.85		1.87		4.04		148	81
15.07	9.18	0.85		1.98		4.23		119	104
14.45	1.98 (e)	0.85		2.04		4.31		109	148

See Notes to Financial Statements.	69

Financial Highlights (concluded)

EMERGING MARKETS CORPORATE DEBT FUND

		Per Share Operating Performance:
		Investment Operations:			Distributions to shareholders from:
	Net asset value, beginning of period	Net invest- ment income(a)	Net realized and unrealized gain (loss)	Total from invest- ment opera- tions	Net investment income	Net realized gain	Total distri- butions
Class R4
12/31/2019	$ 14.30	$0.64	$ 1.26	$ 1.90	$(0.67)	$ –	$(0.67)
12/31/2018	15.54	0.60	(1.17)	(0.57)	(0.64)	(0.03)	(0.67)
12/31/2017	15.07	0.59	0.68	1.27	(0.64)	(0.16)	(0.80)
12/31/2016	14.45	0.60	0.68	1.28	(0.66)	–	(0.66)
6/30/2015 to 12/31/2015(g)	14.97	0.29	(0.49)	(0.20)	(0.32)	– (c)	(0.32)
Class R5
12/31/2019	14.31	0.67	1.27	1.94	(0.71)	–	(0.71)
12/31/2018	15.55	0.65	(1.18)	(0.53)	(0.68)	(0.03)	(0.71)
12/31/2017	15.07	0.63	0.69	1.32	(0.68)	(0.16)	(0.84)
12/31/2016	14.45	0.64	0.67	1.31	(0.69)	–	(0.69)
6/30/2015 to 12/31/2015(g)	14.97	0.31	(0.49)	(0.18)	(0.34)	– (c)	(0.34)
Class R6
12/31/2019	14.31	0.69	1.27	1.96	(0.73)	–	(0.73)
12/31/2018	15.54	0.67	(1.17)	(0.50)	(0.70)	(0.03)	(0.73)
12/31/2017	15.07	0.65	0.68	1.33	(0.70)	(0.16)	(0.86)
12/31/2016	14.45	0.65	0.67	1.32	(0.70)	–	(0.70)
6/30/2015 to 12/31/2015(g)	14.97	0.31	(0.48)	(0.17)	(0.35)	– (c)	(0.35)

(a)	Calculated using average shares outstanding during the period.
(b)	Total return for Classes A and C does not consider the effects of sales loads and assumes the reinvestment of all distributions. Total return for all other classes assumes the reinvestment of all distributions.
(c)	Amount less than $0.01.
(d)	Commenced on April 4, 2017.
(e)	Not annualized.
(f)	Annualized.
(g)	Commenced on June 30, 2015.

70	See Notes to Financial Statements.

			Ratios to Average Net Assets:						Supplemental Data:

Net asset value, end of period	Total return(b) (%)		Total expenses after waivers and/or reim- bursements (%)		Total expenses (%)		Net invest- ment income (%)		Net assets, end of period (000)	Portfolio turnover rate (%)

$15.53	13.52		1.10		1.67		4.23		$15	64
14.30	(3.77)		1.10		1.57		4.08		14	56
15.54	8.57		1.11		1.62		3.80		12	81
15.07	8.92		1.10		1.71		4.00		11	104
14.45	(1.33	)(e)	1.10	(f)	1.71	(f)	3.91	(f)	10	148

15.54	13.79		0.85		1.42		4.47		248	64
14.31	(3.45)		0.85		1.39		4.43		240	56
15.55	8.84		0.85		1.37		4.04		54	81
15.07	9.18		0.85		1.49		4.22		35	104
14.45	(1.21	)(e)	0.85	(f)	1.46	(f)	4.17	(f)	10	148

15.54	13.94		0.71		1.26		4.59		128	64
14.31	(3.31)		0.69		1.28		4.60		96	56
15.54	9.01		0.70		1.22		4.21		12	81
15.07	9.26		0.77		1.27		4.31		11	104
14.45	(1.18	)(e)	0.79	(f)	1.37	(f)	4.23	(f)	10	148

See Notes to Financial Statements.	71

Financial Highlights

GLOBAL BOND FUND

		Per Share Operating Performance:
		Investment Operations:			Distributions to shareholders from:
	Net asset value, beginning of period	Net invest- ment income(a)	Net realized and unrealized gain (loss)	Total from invest- ment opera- tions	Net investment income	Net realized gain	Total distri- butions
Class A
12/31/2019	$ 9.71	$0.26	$ 0.54	$ 0.80	$(0.33)	$(0.05)	$(0.38)
7/26/2018 to 12/31/2018(e)(f)	10.00	0.11	(0.26)	(0.15)	(0.14)	–	(0.14)
Class C
12/31/2019	9.71	0.18	0.54	0.72	(0.25)	(0.05)	(0.30)
7/26/2018 to 12/31/2018(e)(f)	10.00	0.08	(0.27)	(0.19)	(0.10)	–	(0.10)
Class F
12/31/2019	9.71	0.28	0.54	0.82	(0.35)	(0.05)	(0.40)
7/26/2018 to 12/31/2018(e)(f)	10.00	0.12	(0.26)	(0.14)	(0.15)	–	(0.15)
Class F3
12/31/2019	9.71	0.29	0.54	0.83	(0.36)	(0.05)	(0.41)
7/26/2018 to 12/31/2018(e)(f)	10.00	0.13	(0.27)	(0.14)	(0.15)	–	(0.15)
Class I
12/31/2019	9.71	0.28	0.54	0.82	(0.35)	(0.05)	(0.40)
7/26/2018 to 12/31/2018(e)(f)	10.00	0.12	(0.26)	(0.14)	(0.15)	–	(0.15)
Class R3
12/31/2019	9.71	0.23	0.54	0.77	(0.30)	(0.05)	(0.35)
7/26/2018 to 12/31/2018(e)(f)	10.00	0.10	(0.26)	(0.16)	(0.13)	–	(0.13)
Class R4
12/31/2019	9.71	0.25	0.54	0.79	(0.32)	(0.05)	(0.37)
7/26/2018 to 12/31/2018(e)(f)	10.00	0.11	(0.26)	(0.15)	(0.14)	–	(0.14)
Class R5
12/31/2019	9.71	0.28	0.54	0.82	(0.35)	(0.05)	(0.40)
7/26/2018 to 12/31/2018(e)(f)	10.00	0.12	(0.26)	(0.14)	(0.15)	–	(0.15)
Class R6
12/31/2019	9.71	0.29	0.54	0.83	(0.36)	(0.05)	(0.41)
7/26/2018 to 12/31/2018(e)(f)	10.00	0.13	(0.27)	(0.14)	(0.15)	–	(0.15)

(a)	Calculated using average shares outstanding during the period.
(b)	Total return for Classes A and C does not consider the effects of sales loads and assumes the reinvestment of all distributions. Total return for all other classes assumes the reinvestment of all distributions.
(c)	Not annualized.
(d)	Annualized.
(e)	Commenced on 07/26/2018, SEC effective date and date shares first became available to the public was 8/1/2018.
(f)	Net investment income, net realized and unrealized gain amounted to less than $.01 for the period 7/26/2018 through 8/1/2018.
(g)	Total return for the period 8/1/2018 through 12/31/2018 was (1.51)% for Class A, (1.85)% for Class C, (1.43)% for Class F, (1.38)% for Class F3, (1.43)% for Class I, (1.64)% for Class R3, (1.53)% for Class R4, (1.43)% for Class R5, (1.38)% for Class R6.

72	See Notes to Financial Statements.

			Ratios to Average Net Assets:						Supplemental Data:

Net asset value, end of period	Total return(b) (%)		Total expenses after waivers and/or reim- bursements (%)		Total expenses (%)		Net invest- ment income (%)		Net assets, end of period (000)	Portfolio turnover rate (%)

$10.13	8.32		0.78		3.03		2.56		$2,151	315
9.71	(1.42	)(c)(g)	0.78	(d)	2.77	(d)	2.64	(d)	1,969	123

10.13	7.48		1.56		3.81		1.78		277	315
9.71	(1.76	)(c)(g)	1.58	(d)	3.57	(d)	1.84	(d)	245	123

10.13	8.53		0.58		2.93		2.76		2,139	315
9.71	(1.33	)(c)(g)	0.58	(d)	2.67	(d)	2.84	(d)	1,971	123

10.13	8.66		0.46		2.78		2.88		1,607	315
9.71	(1.28	)(c)(g)	0.46	(d)	2.55	(d)	2.96	(d)	1,479	123

10.13	8.53		0.58		2.83		2.76		2,139	315
9.71	(1.33	)(c)(g)	0.58	(d)	2.57	(d)	2.84	(d)	1,971	123

10.13	8.00		1.08		3.33		2.26		265	315
9.71	(1.54	)(c)(g)	1.08	(d)	3.07	(d)	2.34	(d)	246	123

10.13	8.26		0.83		3.08		2.51		266	315
9.71	(1.44	)(c)(g)	0.83	(d)	2.82	(d)	2.59	(d)	246	123

10.13	8.53		0.58		2.83		2.76		267	315
9.71	(1.33	)(c)(g)	0.58	(d)	2.57	(d)	2.84	(d)	246	123

10.13	8.66		0.46		2.78		2.88		1,782	315
9.71	(1.28	)(c)(g)	0.46	(d)	2.56	(d)	2.96	(d)	1,611	123

See Notes to Financial Statements.	73

Notes to Financial Statements

1.	ORGANIZATION

Lord Abbett Global Fund, Inc. (the “Company”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and was incorporated under Maryland law on February 23, 1988.

The Company consists of the following three funds (each, a “Fund” and collectively, the “Funds”) and their respective active share classes at December 31, 2019:

Funds	Classes
Lord Abbett Emerging Markets Bond Fund (“Emerging Markets Bond Fund”)	A, C, F, F3, I, R2, R3, R4, R5 and R6
Lord Abbett Emerging Markets Corporate Debt Fund (“Emerging Markets Corporate Debt Fund”)	A, C, F, F3, I, R2, R3, R4, R5 and R6
Lord Abbett Global Bond Fund (“Global Bond Fund”)	A, C, F, F3, I, R3, R4, R5 and R6

Emerging Markets Corporate Debt Fund and Global Bond Fund are each diversified as defined in the Act and Emerging Markets Bond Fund is non-diversified as defined in the Act.

Emerging Markets Bond Fund’s investment objective is to seek high total return. Emerging Markets Corporate Debt Fund and Global Bond Fund’s investment objective is total return.

Each class of shares has different expenses and dividends. A front-end sales charge is normally added to the net asset value (“NAV”) for Class A shares. There is no front-end sales charge in the case of Class C, F, F3, I, R2, R3, R4, R5 and R6 shares, although there may be a contingent deferred sales charge (“CDSC”) in certain cases as follows: Class A shares purchased without a sales charge and redeemed before the first day of the month in which the one-year anniversary of the purchase falls (subject to certain exceptions as set forth in each Fund’s prospectus); Class C shares redeemed before the first anniversary of purchase. Class C shares automatically convert to Class A shares on the 25th day of the month (or, if the 25th is not a business day, the next business day thereafter) following the tenth anniversary of the month on which the purchase order was accepted.

The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. These Funds are considered investment companies under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.

2.	SIGNIFICANT ACCOUNTING POLICIES

(a)	Investment Valuation–Under procedures approved by the Funds’ Board of Directors (the “Board”), Lord Abbett, the Funds’ investment manager, has formed a Pricing Committee to administer the pricing and valuation of portfolio investments and to ensure that prices utilized reasonably reflect fair value. Among other things, these procedures allow the Funds to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities actively traded on any recognized U.S. or non-U.S. exchange or on The NASDAQ Stock Market LLC are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Events occurring after the close of trading on non-U.S. exchanges may result in adjustments to the valuation of foreign securities to reflect

Notes to Financial Statements (continued)

their fair value as of the close of regular trading on the New York Stock Exchange (“NYSE”). Each Fund may utilize an independent fair valuation service in adjusting the valuations of foreign securities. Unlisted equity securities are valued at the last quoted sale price or, if no sale price is available, at the mean between the most recently quoted bid and asked prices. Fixed income securities are valued based on evaluated prices supplied by independent pricing services, which reflect broker/dealer supplied valuations and the independent pricing services’ own electronic data processing techniques. Floating rate loans are valued at the average of bid and ask quotations obtained from dealers in loans on the basis of prices supplied by independent pricing services. Exchange traded options and futures contracts are valued at the last quoted sale price in the market where they are principally traded. If no sale has occurred, the mean between the most recently quoted bid and asked prices is used. Forward foreign currency exchange contracts are valued using daily forward exchange rates. Swaps are valued daily using independent pricing services or quotations from broker/dealers to the extent available.

Securities for which prices are not readily available are valued at fair value as determined by the Pricing Committee. The Pricing Committee considers a number of factors, including observable and unobservable inputs, when arriving at fair value. The Pricing Committee may use related or comparable assets or liabilities, recent transactions, market multiples, book values, yield curves, broker quotes, observable trading activity, option adjusted spread models and other relevant information to determine the fair value of portfolio investments. The Board or a designated committee thereof regularly reviews fair value determinations made by the Pricing Committee and may employ techniques such as reviewing related market activity, reviewing inputs and assumptions, and retrospectively comparing prices of subsequent purchases and sales transactions to fair value determinations made by the Pricing Committee.

Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates fair value.

(b)	Security Transactions–Security transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses on sales of portfolio securities are calculated using the identified-cost method. Realized and unrealized gains (losses) are allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day.

(c)	Investment Income–Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis as earned. Discounts are accreted and premiums are amortized using the effective interest method and are included in Interest and other on the Statements of Operations. Investment income is allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day. Withholding taxes on foreign dividends have been provided for in accordance with the applicable country’s tax rules and rates.

(d)	Income Taxes-It is the policy of each Fund to meet the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all taxable income and capital gains to its shareholders. Therefore, no income tax provision is required.

Each Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on each Fund’s filed U.S. federal tax returns remains open for the fiscal years ended December 31, 2016 through December 31, 2019. The statutes of limitations on the Company’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.

Notes to Financial Statements (continued)

(e)	Expenses–Expenses incurred by the Company that do not specifically relate to an individual fund are generally allocated to the funds within the Company on a pro rata basis by relative net assets. Expenses, excluding class-specific expenses, are allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day. Class A, C, F, R2, R3 and R4 shares bear their class-specific share of all expenses and fees relating to the Funds’ 12b-1 Distribution Plan.

(f)	Foreign Transactions–The books and records of each Fund are maintained in U.S. dollars and transactions denominated in foreign currencies are recorded in the Fund’s records at the rate prevailing when earned or recorded. Asset and liability accounts that are denominated in foreign currencies are adjusted daily to reflect current exchange rates and any unrealized gain (loss), if applicable, is included in Net change in unrealized appreciation/depreciation on translation of assets and liabilities denominated in foreign currencies in the Fund’s Statement of Operations. The resultant exchange gains and losses upon settlement of such transactions are included in Net realized gain (loss), if applicable, on foreign currency related transactions in the Fund’s Statement of Operations. The Funds do not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in market prices of the securities.

The Funds use foreign currency exchange contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts’ terms.

(g)	Forward Foreign Currency Exchange Contracts–Each Fund may enter into forward foreign currency exchange contracts in order to reduce exposure to changes in foreign currency exchange rates on foreign portfolio holdings, or gain or reduce exposure to foreign currency solely for investment purposes. A forward foreign currency exchange contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated rate. The contracts are valued daily at forward exchange rates and any unrealized gain (loss) is included in Net change in unrealized appreciation/depreciation on forward foreign currency exchange contracts on each Fund’s Statement of Operations. The gain (loss) arising from the difference between the U.S. dollar cost of the original contract and the value of the foreign currency in U.S. dollars upon closing of such contracts is included in Net realized gain (loss) on forward foreign currency exchange contracts on each Fund’s Statement of Operations.

(h)	Futures Contracts–Each Fund may purchase and sell futures contracts to enhance returns, to attempt to economically hedge some of its investment risk, or as a substitute position in lieu of holding the underlying asset on which the instrument is based. At the time of entering into a futures transaction, an investor is required to deposit and maintain a specified amount of cash or eligible securities called “initial margin.” Subsequent payments made or received by a Fund called “variation margin” are made on a daily basis as the market price of the futures contract fluctuates. Each Fund will record an unrealized gain (loss) based on the amount of variation margin. When a contract is closed, a realized gain (loss) is recorded equal to the difference between the opening and closing value of the contract.

(i)	When-Issued, Forward Transactions or To-Be-Announced (“TBA”) Transactions–Each Fund may purchase portfolio securities on a when-issued or forward basis. When-issued, forward transactions or TBA transactions involve a commitment by a Fund to purchase securities, with payment and delivery (“settlement”) to take place in the future, in order to secure what is considered to be an advantageous price or yield at the time of entering into the

Notes to Financial Statements (continued)

transaction. During the period between purchase and settlement, the fair value of the securities will fluctuate and assets consisting of cash and/or marketable securities (normally short-term U.S. Government or U.S. Government sponsored enterprise securities) marked to market daily in an amount sufficient to make payment at settlement will be segregated at each Fund’s custodian in order to pay for the commitment. At the time each Fund makes the commitment to purchase a security on a when-issued basis, it will record the transaction and reflect the liability for the purchase and fair value of the security in determining its NAV. Each Fund, generally, has the ability to close out a purchase obligation on or before the settlement date rather than take delivery of the security. Under no circumstances will settlement for such securities take place more than 120 days after the purchase date.

(j)	Mortgage Dollar Rolls–Each Fund may enter into mortgage dollar rolls in which a Fund sells mortgage-backed securities for delivery in the current month and simultaneously contracts with the same counterparty to repurchase similar (same type, coupon and maturity) but not identical securities on a specified future date. During the roll period, each Fund loses the right to receive principal (including prepayments of principal) and interest paid on the securities sold.

(k)	Commercial Paper–Each Fund may purchase commercial paper. Commercial paper consists of unsecured promissory notes issued by corporations to finance short-term credit needs. Commercial paper is issued in bearer form with maturities generally not exceeding nine months. Commercial paper obligations may include variable amount master demand notes.

(l)	Repurchase Agreements–Each Fund may enter into repurchase agreements with respect to securities. A repurchase agreement is a transaction in which a Fund acquires a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed-upon price on an agreed-upon date. Each Fund requires at all times that the repurchase agreement be collateralized by cash, or by securities of the U.S. Government, its agencies, its instrumentalities, or U.S. Government sponsored enterprises having a value equal to, or in excess of, the value of the repurchase agreement (including accrued interest). If the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the fair value of these securities has declined, a Fund may incur a loss upon disposition of the securities.

(m)	Interest Rate Swaps–Each Fund may invest in interest rate swaps in order to enhance returns or hedge against interest rate risk. Interest rate swaps are agreements in which one party pays a stream of interest payments, either fixed or floating, for another party’s stream of interest payments, either fixed or floating, on the same notional amount for a specified period of time. The interest rate swap agreement will normally be entered into on a zero coupon basis, meaning that the floating rate will be based on the cumulative of the variable rate, and the fixed rate will compound until the swap’s maturity date, at which point the payments would be netted. The swaps are valued daily and any unrealized gain (loss) is included in the Net change in unrealized appreciation/depreciation on swap contracts on each Fund’s Statement of Operations. A liquidation payment received or made at the termination or maturity of the swap is recorded in realized gain (loss) and is included in Net realized gain (loss) on swaps on each Fund’s Statement of Operations. Daily changes in valuation of centrally cleared swaps, if any, are recorded as a receivable or payable for the change in value as appropriate (“variation margin”) on the Statements of Assets and Liabilities. For centrally cleared swaps, there was minimal counterparty risk to the Funds, since such swaps entered into were traded through a central clearinghouse, which guarantees against default.

Notes to Financial Statements (continued)

(n)	Credit Default Swaps–Each Fund may enter into credit default swap contracts. As a seller of a credit default swap contract (“seller of protection”), a Fund is required to pay the notional amount or other agreed-upon value of a referenced debt obligation to the counterparty in the event of a default by or other credit event involving the referenced issuer, obligation or index. In return, a Fund receives from the counterparty a periodic stream of payments over the term of the contract.

As a purchaser of a credit default swap contract (“buyer of protection”), a Fund would receive the notional amount or other agreed upon value of a referenced debt obligation from the counterparty in the event of default by or other credit event involving the referenced issuer, obligation or index. In return, a Fund would make periodic payments to the counterparty over the term of the contracts, provided no event of default has occurred.

These credit default swaps may have as a reference obligation corporate or sovereign issuers or credit indexes. These credit indexes are comprised of a basket of securities representing a particular sector of the market.

Credit default swaps are fair valued based upon quotations from counterparties, brokers or market-makers and the change in value, if any, is recorded as an unrealized appreciation or depreciation. Daily changes in valuation of centrally cleared swaps, if any, are recorded as a receivable or payable for the change in value as appropriate (“variation margin”) on the Statements of Assets and Liabilities. For a credit default swap sold by a Fund, payment of the agreed-upon amount made by the Fund in the event of default of the referenced debt obligation is recorded as the cost of the referenced debt obligation purchased/received. For a credit default swap purchased by a Fund, the agreed-upon amount received by the Fund in the event of default of the referenced debt obligation is recorded as proceeds from sale/delivery of the referenced debt obligation and the resulting gain or loss realized on the referenced debt obligation is recorded as such by the Fund.

Any upfront payments made or received upon entering a credit default swap contract would be amortized or accreted over the life of the swap and recorded as realized gains or losses. Collateral, in the form of cash or securities, may be required to be held in segregated accounts with the custodian bank or broker in accordance with the swap agreement. The value and credit rating of each credit default swap where a Fund is the seller of protection, are both measures of the current payment/performance risk of the swap. As the value of the swap changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. The maximum potential amount of future payments (undiscounted) that a Fund as a seller of protection could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by a Fund for the same referenced entity or entities.

Entering into credit default swaps involves credit and market risk. Such risks involve the possibility that there will be no liquid market for these agreements, that there may be unfavorable changes in interest rates, and that Lord Abbett does not correctly predict the creditworthiness of the issuers of the reference obligation on which the credit default swap is based. For centrally cleared swaps there was minimal counterparty credit risk to the Funds,

Notes to Financial Statements (continued)

since the credit default swap entered into was traded through a central clearinghouse, which guarantees against default.

(o)	Total Return Swaps–Each Fund may enter into total return swap agreements to obtain exposure to a security or market without owning such security or investing directly in that market. Each Fund may agree to make payments that are the equivalent of interest in exchange for the right to receive payments equivalent to any appreciation in the value of an underlying security, index or other asset, as well as receive payments equivalent to any distributions made on that asset, over the term of the swap. If the value of the asset underlying a total return swap declines over the term of the swap, each Fund also may be required to pay an amount equal to that decline in value to their counterparty.

(p)	Floating Rate Loans–Each Fund may invest in floating rate loans, which usually take the form of loan participations and assignments. Loan participations and assignments are agreements to make money available to U.S. or foreign corporations, partnerships or other business entities (the “Borrower”) in a specified amount, at a specified rate and within a specified time. A loan is typically originated, negotiated and structured by a U.S. or foreign bank, insurance company or other financial institution (the “Agent”) for a group of loan investors (“Loan Investors”). The Agent typically administers and enforces the loan on behalf of the other Loan Investors in the syndicate and may hold any collateral on behalf of the Loan Investors. Such loan participations and assignments are typically senior, secured and collateralized in nature. A Fund records an investment when the Borrower withdraws money and records interest as earned. These loans pay interest at rates which are periodically reset by reference to a base lending rate plus a spread. These base lending rates are generally the prime rate offered by a designated U.S. bank or London InterBank Offered Rate (“LIBOR”).

The loans in which a Fund invests may be subject to some restrictions on resale. For example, a Fund may be contractually obligated to receive approval from the Agent and/or Borrower prior to the sale of these investments. A Fund generally has no right to enforce compliance with the terms of the loan agreement with the Borrower. As a result, each Fund assumes the credit risk of the Borrower, the selling participant and any other persons interpositioned between a Fund and the Borrower (“Intermediate Participants”). In the event that the Borrower, selling participant or Intermediate Participants become insolvent or enter into bankruptcy, a Fund may incur certain costs and delays in realizing payment or may suffer a loss of principal and/or interest.

Unfunded commitments represent the remaining obligation of a Fund to the Borrower. At any point in time, up to the maturity date of the issue, the Borrower may demand the unfunded portion. Until demanded by the Borrower, unfunded commitments are not recognized as an asset on the Statements of Assets and Liabilities. Unrealized appreciation/depreciation on unfunded commitments presented on the Statements of Assets and Liabilities represents mark to market of the unfunded portion of each Fund’s floating rate notes. As of December 31, 2019, each Fund had no unfunded loan commitments.

(q)	Fair Value Measurements–Fair value is defined as the price that each Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk—for example, the risk inherent in a

Notes to Financial Statements (continued)

particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy classification is determined based on the lowest level of inputs that is significant to the fair value measurement, and is summarized in the three broad Levels listed below:

•	Level 1 –	unadjusted quoted prices in active markets for identical investments;

•	Level 2 –	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and

•	Level 3 –	significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments).

A summary of inputs used in valuing each Fund’s investments and other financial instruments as of December 31, 2019 and, if applicable, Level 3 rollforwards for the fiscal year then ended is included in each Fund’s Schedule of Investments.

Changes in valuation techniques may result in transfers into or out of an assigned level within the three-tier hierarchy. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

3.	MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Management Fee

The Company has a management agreement with Lord Abbett, pursuant to which Lord Abbett supplies each Fund with investment management services and executive and other personnel, provides office space and pays for ordinary and necessary office and clerical expenses relating to research and statistical work and supervision of each Fund’s investment portfolio.

The management fee is based on each Fund’s average daily net assets at the following annual rates:

Emerging Markets Bond Fund

First $1 billion	.50%
Over $1 billion	.45%

Emerging Markets Corporate Debt Fund

First $2 billion	.70%
Next $3 billion	.65%
Over $5 billion	.60%

Global Bond Fund

First $3 billion	.43%
Over $3 billion	.40%

Notes to Financial Statements (continued)

For the fiscal year ended December 31, 2019, the effective management fee, net of waivers, was at the following annualized rate of each Fund’s average daily net assets:

Net Effective Management Fee
Emerging Markets Bond Fund	.50%
Emerging Markets Corporate Debt Fund	.13%
Global Bond Fund	.00%

In addition, Lord Abbett provides certain administrative services to each Fund pursuant to an Administrative Services Agreement in return for a fee at an annual rate of .04% of each funds’ average daily net asset.

For the fiscal year ended December 31, 2019 and continuing through April 30, 2020, Lord Abbett has contractually agreed to waive its fees and reimburse expenses to the extent necessary to limit the total net annual operating expenses, excluding 12b-1 fees, to the following annual rates:

	Classes*
Fund	A, C, F, I, R2, R3, R4 and R5	F3 and R6
Emerging Markets Corporate Debt Fund	.85%	.71%
Global Bond Fund	.58%	.46%

*	If applicable

All contractual management fee waiver and expense reimbursement agreements between the Funds and Lord Abbett may be terminated only upon approval of the Funds’ Board.

12b-1 Distribution Plan

Each Fund has adopted a distribution plan with respect to Class A, C, F, R2, R3 and R4 shares pursuant to Rule 12b-1 under the Act, which provides for the payment of ongoing distribution and service fees to Lord Abbett Distributor LLC (the “Distributor”), an affiliate of Lord Abbett. The following annual rates have been authorized by the Board pursuant to the plan:

Fees*	Class A	Class C(1)	Class F(2)(3)	Class R2**	Class R3**	Class R4
Service	.15%	.25%	–	.25%	.25%	.25%
Distribution	.05%	.75%	.10%	.35%	.25%	–

*	The Funds may designate a portion of the aggregate fee as attributable to service activities for purposes of calculating Financial Industry Regulatory Authority, Inc. (“FINRA”) sales charge limitations.
**	Prior to the sale of shares to unaffiliated investors, service and distribution fees were fully waived.
(1)	Each Fund’s Class C 12b-1 fee is a blended rate calculated based on 1.00% of the Fund’s average daily net assets attributable to Class C shares held for less than one year and .80% (.25% service, .55% distribution) of the Fund’s average daily net assets attributable to Class C shares held for one year or more. All Class C shareholders of the Fund will bear Rule 12b-1 fees at the same rate.
(2)	The Class F share Rule 12b-1 fee may be designated as a service fee in limited circumstances as described in the Funds’ prospectus.
(3)	For the period ended December 31, 2019 and continuing through April 30, 2020, the Distributor has contractually agreed to waive Emerging Markets Bond Fund’s and Global Bond Fund’s 0.10% Rule 12b-1 fee for Class F. These agreements may be terminated only by the Fund’s Board of Trustees.

Class F3, I, R5 and R6 shares do not have a distribution plan.

Notes to Financial Statements (continued)

Commissions

Distributor received the following commissions on sales of shares of the Funds, after concessions were paid to authorized dealers, for the fiscal year ended December 31, 2019:

	Distributor Commissions	Dealers’ Concessions
Emerging Markets Bond Fund	$1,735	$11,469
Emerging Markets Corporate Debt Fund	1,525	8,548

Distributor received the following amount of CDSCs for the fiscal year ended December 31, 2019:

	Class A	Class C
Emerging Markets Bond Fund	$45	$6
Emerging Markets Corporate Debt Fund	1	–

Other Related Parties

As of December 31, 2019, the percentages of Emerging Markets Bond Fund’s outstanding shares owned by Lord Abbett Multi-Asset Balanced Opportunity Fund and Lord Abbett Multi-Asset Income Fund, were 50.52% and 36.74%, respectively.

One Director and certain of the Company’s officers have an interest in Lord Abbett.

4.	DISTRIBUTIONS AND CAPITAL LOSS CARRYFORWARDS

Dividends from net investment income, if any, are declared daily and paid monthly for the Funds. Taxable net realized gains from investment transactions, reduced by allowable capital loss carryforwards, if any, are declared and distributed to shareholders at least annually. The capital loss carryforward amount, if any, is available to offset future net capital gains. Dividends and distributions to shareholders are recorded on the ex-dividend date. The amounts of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These book/tax differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their federal tax basis treatment; temporary differences do not require reclassification. Dividends and distributions that exceed earnings and profits for tax purposes, are reported as a tax return of capital.

The tax character of distributions paid during the fiscal years ended December 31, 2019 and December 31, 2018 was as follows:

	Emerging Markets Bond Fund		Emerging Markets Corporate Debt Fund
	Year Ended 12/31/2019	Year Ended 12/31/2018	Year Ended 12/31/2019	Year Ended 12/31/2018
Distributions paid from:
Ordinary income	$9,504,706	$8,744,134	$2,076,006	$2,410,573
Net long-term capital gains	–	–	–	–
Return of capital	–	1,711,665	–	–
Total distributions paid	$9,504,706	$10,455,799	$2,076,006	$2,410,573

Notes to Financial Statements (continued)

	Global Bond Fund
	Year Ended 12/31/2019	Year Ended 12/31/2018
Distributions paid from:
Ordinary income	$413,513	$146,393
Net long-term capital gains	–	–
Total distributions paid	$413,513	$146,393

As of December 31, 2019, the components of accumulated gains (losses) on a tax-basis were as follows:

	Emerging Markets Bond Fund	Emerging Markets Corporate Debt Fund
Capital loss carryforwards*	$(110,039,573)	$(1,763,761)
Temporary differences	(786,968)	(22,055)
Unrealized gains (losses) – net	11,076,555	2,113,058
Total accumulated gains (losses) – net	$(99,749,986)	$327,242

	Global Bond Fund
Temporary differences	$ (29,587)
Unrealized gains (losses) – net	194,859
Total accumulated gains (losses) – net	$165,272

*	The capital losses will carry forward indefinitely.

At the Fund’s election, certain losses incurred within the taxable year (Qualified Late-Year Losses) are deemed to arise on the first business day of the Fund’s next taxable year. Global Bond Fund incurred and will elect to defer late-year ordinary losses and post-October capital losses of $3,965 and $25,298, respectively, during fiscal year 2019.

As of December 31, 2019, the aggregate unrealized security gains (losses) on investments and other financial instruments, if any, based on cost for U.S. federal income tax purposes were as follows:

	Emerging Markets Bond Fund	Emerging Markets Corporate Debt Fund
Tax cost	$167,293,328	$59,633,602
Gross unrealized gain	12,901,058	2,505,199
Gross unrealized loss	(1,822,718)	(392,178)
Net unrealized security gain	$11,078,340	$2,113,021

	Global Bond Fund
Tax cost	$11,356,325
Gross unrealized gain	258,833
Gross unrealized loss	(64,197)
Net unrealized security gain	$194,636

The difference between book-basis and tax-basis unrealized gains (losses) is attributable to the tax treatment of other financial instruments, amortization of premium and wash sales.

Permanent items identified during the fiscal year ended December 31, 2019 have been reclassified among the components of net assets based on their tax basis treatment as follows:

	Total Distributable Earnings (Loss)	Paid-in Capital
Emerging Markets Bond Fund	$125,932	$(125,932)
Global Bond Fund	13,540	(13,540)

Notes to Financial Statements (continued)

The permanent differences are primarily attributable to the tax treatment of certain distributions and certain expenses.

5.	PORTFOLIO SECURITIES TRANSACTIONS

Purchases and sales of investment securities (excluding short-term investments) for the fiscal year ended December 31, 2019 were as follows:

	U.S. Government Purchases*	Non-U.S. Government Purchases	U.S. Government Sales*	Non-U.S. Government Sales
Emerging Markets Bond Fund	$–	$82,844,426	$–	$101,845,589
Emerging Markets Corporate Debt Fund	–	40,687,451	–	28,896,640
Global Bond Fund	25,661,183	7,739,777	25,641,814	8,155,791

*	Includes U.S. Government sponsored enterprises securities.

Each Fund is permitted to purchase and sell securities (“cross-trade”) from and to other Lord Abbett funds or client accounts pursuant to procedures approved by the Board in compliance with Rule 17a-7 under the Act (the “Rule”). Each cross-trade is executed at a fair market price in compliance with provisions of the Rule. For the fiscal year ended December 31, 2019, Emerging Markets Bond Fund engaged in cross-trade sales of $995,889 which resulted in a net realized gain of $7,203.

6.	DISCLOSURES ABOUT DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES

Each Fund entered into forward foreign currency exchange contracts for the fiscal year ended December 31, 2019 (as described in note 2(g)). A forward foreign currency exchange contract reduces each Fund’s exposure to changes in the value of the currency it will deliver (or settle in cash) and increases its exposure to changes in the value of the currency it will receive (or settle in cash) for the duration of the contract. Each Fund’s use of forward foreign currency exchange contracts involves the risk that Lord Abbett will not accurately predict currency movements, and each Fund’s returns could be reduced as a result. Forward foreign currency exchange contracts are subject to the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of hedged positions, that the U.S. dollar will decline relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time. Each Fund’s risk of loss from counterparty credit risk is the unrealized appreciation on forward foreign currency exchange contracts and deposits with brokers as collateral.

Each Fund entered into futures contracts for the fiscal year ended December 31, 2019 (as described in note 2(h)) to economically hedge against changes in interest rates. The Funds bear the risk of interest rates moving unexpectedly, in which case the Funds may not achieve the anticipated benefits of the futures contracts and realize a loss. There is minimal counterparty credit risk to the Funds since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees futures against default. There is minimal counterparty credit risk to each Fund since centrally cleared credit default swaps are traded through a central clearinghouse. As the counterparty to all centrally cleared credit default swaps, the clearinghouse guarantees credit default swaps against default.

Each Fund entered into credit default swaps for the fiscal year ended December 31, 2019 (as described in note 2(n)) to hedge credit risk. Credit default swaps involve the exchange of a fixed rate premium for protection against the loss in value of underlying securities within an index or the referenced obligation in the event of a defined credit event, such as payment default or bankruptcy. Under a credit default swap one party acts as a guarantor by receiving the fixed

Notes to Financial Statements (continued)

periodic payment in exchange for the commitment to purchase the underlying security at par or the referenced obligation if the defined credit event occurs. Upon the occurrence of a defined credit event, the difference between the value of the reference obligation and the swap’s notional amount is recorded as realized gain or loss on swap contracts in the Statements of Operations. Each Fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract. There is minimal counterparty credit risk to each Fund since centrally cleared credit default swaps are traded through a central clearinghouse. As the counterparty to all centrally cleared credit default swaps, the clearinghouse guarantees credit default swaps against default.

As of December 31, 2019, each Fund had the following derivatives at fair value, grouped into appropriate risk categories that illustrate the Funds’ use of derivative instruments:

	Emerging Markets Bond Fund
Asset Derivatives	Interest Rate Contracts	Foreign Currency Contracts	Credit Contracts
Credit Default Swap Contracts(1)	–	–	$3,153
Futures Contracts(2)	$233,803	–	–

Liability Derivatives
Futures Contracts(2)	$429,570	–	–
Forward Foreign Currency Exchange Contracts(3)	–	$35,458	–

Emerging Markets Corporate Debt Fund
Asset Derivatives	Interest Rate Contracts	Foreign Currency Contracts	Credit Contracts
Centrally Cleared Credit Default Swap Contracts(4)	–	–	$27,677
Credit Default Swap Contracts(1)	–	–	157
Futures Contracts(2)	$159,050	–	–

Liability Derivatives
Futures Contracts(2)	$71,943	–	–
Forward Foreign Currency Exchange Contracts(3)	–	$5,078	–

		Global Bond Fund
Asset Derivatives	Interest Rate Contracts	Foreign Currency Contracts	Credit Contracts
Centrally Cleared Credit Default Swap Contracts(4)	–	–	$16,987
Forward Foreign Currency Exchange Contracts(5)	–	$14,862	–
Futures Contracts(2)	$246	–	–

Liability Derivatives
Futures Contracts(2)	$1,317	–	–
Forward Foreign Currency Exchange Contracts(3)	–	$17,056	–

(1)	Statements of Assets and Liabilities location: Credit default swap agreements receivable, at fair value.
(2)	Statements of Assets and Liabilities location: Includes cumulative unrealized appreciation/depreciation of futures contracts as reported in the Schedule of Investments. Only the current day’s variation margin is reported within the Statements of Assets and Liabilities.
(3)	Statements of Assets and Liabilities location: Unrealized depreciation on forward foreign currency exchange contracts.
(4)	Statements of Assets and Liabilities location: Includes cumulative unrealized appreciation/depreciation of centrally cleared swap contracts as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
(5)	Statements of Assets and Liabilities location: Unrealized appreciation on forward foreign currency exchange contracts.

Notes to Financial Statements (continued)

Transactions in derivative instruments for the year ended December 31, 2019, were as follows:

Emerging Markets Bond Fund
	Interest Rate Contracts	Foreign Currency Contracts	Credit Contracts
Net Realized Gain (Loss)
Credit Default Swap Contracts(1)	–	–	$51,344
Forward Foreign Currency Exchange Contracts(2)	–	$210,883	–
Futures Contracts(3)	$541,736	–	–
Net Change in Unrealized Appreciation/Depreciation
Credit Default Swap Contracts(4)	–	–	$30,385
Forward Foreign Currency Exchange Contracts(5)	–	$(16,435)	–
Futures Contracts(6)	$(181,365)	–	–
Average Number of Contracts/Notional Amounts*
Credit Default Swap Contracts(7)	–	–	$6,810,385
Forward Foreign Currency Exchange Contracts(7)	–	$3,257,744	–
Futures Contracts(8)	193	–	–

Emerging Markets Corporate Debt Fund
	Interest Rate Contracts	Foreign Currency Contracts	Credit Contracts
Net Realized Gain (Loss)
Credit Default Swap Contracts(1)	–	–	$18,764
Forward Foreign Currency Exchange Contracts(2)	–	$10,383	–
Futures Contracts(3)	$(432,046)	–	–
Net Change in Unrealized Appreciation/Depreciation
Credit Default Swap Contracts(4)	–	–	$30,683
Forward Foreign Currency Exchange Contracts(5)	–	$(5,078)	–
Futures Contracts(6)	$180,587	–	–
Average Number of Contracts/Notional Amounts*
Credit Default Swap Contracts(7)	–	–	$940,769
Forward Foreign Currency Exchange Contracts(7)	–	$275,155	–
Futures Contracts(8)	88	–	–

Notes to Financial Statements (continued)

	Global Bond Fund
	Interest Rate Contracts	Foreign Currency Contracts	Credit Contracts
Net Realized Gain (Loss)
Credit Default Swap Contracts(1)	–	–	$16,023
Forward Foreign Currency Exchange Contracts(2)	–	$23,538	–
Futures Contracts(3)	$(4,163)	–	–
Net Change in Unrealized Appreciation/Depreciation
Credit Default Swap Contracts(4)	–	–	$20,175
Forward Foreign Currency Exchange Contracts(5)	–	$(34,936)	–
Futures Contracts(6)	$(2,328)	–	–
Average Number of Contracts/Notional Amounts*
Credit Default Swap Contracts(7)	–	–	$1,385,154
Forward Foreign Currency Exchange Contracts(7)	–	$3,612,931	–
Futures Contracts(8)	8	–	–

*	Calculated based on the number of contracts or notional amounts for the fiscal year ended December 31, 2019.
(1)	Statements of Operations location: Net realized gain (loss) on swap contracts.
(2)	Statements of Operations location: Net realized gain (loss) on forward foreign currency exchange contracts.
(3)	Statements of Operations location: Net realized gain (loss) on futures contracts.
(4)	Statements of Operations location: Net change in unrealized appreciation/depreciation on swap contracts.
(5)	Statements of Operations location: Net change in unrealized appreciation/depreciation on forward foreign currency exchange contracts.
(6)	Statements of Operations location: Net change in unrealized appreciation/depreciation on futures contracts.
(7)	Amount represents notional amounts in U.S. dollars.
(8)	Amount represents number of contracts.

7.	DISCLOSURES ABOUT OFFSETTING ASSETS AND LIABILITIES

The Financial Accounting Standards Board (“FASB”) requires disclosures intended to help better assess the effect or potential effect of offsetting arrangements on a fund’s financial position. The following tables illustrate gross and net information about recognized assets and liabilities eligible for offset in the Statements of Assets and Liabilities; and disclose such amounts subject to an enforceable master netting agreement or similar agreement, by a counterparty. A master netting agreement is an agreement between a fund and a counterparty which provides for the net settlement of amounts owed under all contracts traded under that agreement, as well as cash collateral, through a single payment by one party to the other in the event of default on or termination of any one contract. The Funds’ accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the master netting agreement does not result in an offset of reported amounts of financial assets and liabilities in the Statements of Assets and Liabilities across transactions between the Funds and the applicable counterparty:

Notes to Financial Statements (continued)

		Emerging Markets Bond Fund
Description	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Assets Presented in the Statement of Assets and Liabilities
Credit Default Swap Contracts	$3,153	$–	$3,153
Repurchase Agreement	3,270,054	–	3,270,054
Total	$3,273,207	$–	$3,273,207

	Net Amounts of Assets Presented in	Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty	the Statement of Assets and Liabilities	Financial Instruments	Cash Collateral Received(a)	Securities Collateral Received(a)	Net Amount(b)
Citibank	$3,153	$–	$–	$–	$3,153
Fixed Income Clearing Corp.	3,270,054	–	–	(3,270,054)	–
Total	$3,273,207	$–	$–	$(3,270,054)	$3,153

Description	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Liabilities Presented in the Statement of Assets and Liabilities
Forward Foreign Currency Exchange Contracts	$35,458	$–	$35,458
Total	$35,458	$–	$35,458

	Net Amounts of Liabilities Presented in	Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty	the Statement of Assets and Liabilities	Financial Instruments	Cash Collateral Pledged(a)	Securities Collateral Pledged(a)	Net Amount(c)
Morgan Stanley	$647	$–	$–	$–	$647
State Street Bank and Trust	34,811	–	–	–	34,811
Total	$35,458	$–	$–	$–	$35,458

		Emerging Markets Corporate Debt Fund
Description	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Assets Presented in the Statement of Assets and Liabilities
Credit Default Swap Contracts	$157	$–	$157
Repurchase Agreement	2,243,063	–	2,243,063
Total	$2,243,220	$–	$2,243,220

	Net Amounts of Assets Presented in	Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty	the Statement of Assets and Liabilities	Financial Instruments	Cash Collateral Received(a)	Securities Collateral Received(a)	Net Amount(b)
Citibank	$157	$–	$–	$–	$157
Fixed Income Clearing Corp.	2,243,063	–	–	(2,243,063)	–
Total	$2,243,220	$–	$–	$(2,243,063)	$157

Notes to Financial Statements (continued)

	Emerging Markets Corporate Debt Fund
Description	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Liabilities Presented in the Statement of Assets and Liabilities
Forward Foreign Currency Exchange Contracts	$5,078	$–	$5,078
Total	$5,078	$–	$5,078

	Net Amounts of Liabilities Presented in	Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty	the Statement of Assets and Liabilities	Financial Instruments	Cash Collateral Pledged(a)	Securities Collateral Pledged(a)	Net Amount(c)
Morgan Stanley	$154	$–	$–	$–	$154
State Street Bank and Trust	3,436	–	–	–	3,436
Toronto Dominion Bank	1,488	–	–	–	1,488
Total	$5,078	$–	$–	$–	$5,078

			Global Bond Fund
Description	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Assets Presented in the Statement of Assets and Liabilities
Forward Foreign Currency Exchange Contracts	$14,862	$–	$14,862
Repurchase Agreement	805,163	–	805,163
Total	$820,025	$–	$820,025

	Net Amounts of Assets Presented in	Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty	the Statement of Assets and Liabilities	Financial Instruments	Cash Collateral Received(a)	Securities Collateral Received(a)	Net Amount(b)
Bank of America	$4,368	$(634)	$–	$–	$3,734
Barclays Bank plc	3,918	(3,918)	–	–	–
Citibank	1,791	(1,791)	–	–	–
Fixed Income Clearing Corp.	805,163	–	–	(805,163)	–
J.P. Morgan	1,759	(717)	–	–	1,042
Morgan Stanley	1,299	(1,299)	–	–	–
State Street Bank and Trust	1,091	–	–	–	1,091
Toronto Dominion Bank	636	(636)	–	–	–
Total	$820,025	$(8,995)	$–	$(805,163)	$5,867

Description	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Liabilities Presented in the Statement of Assets and Liabilities
Forward Foreign Currency Exchange Contracts	$17,056	$–	$17,056
Total	$17,056	$–	$17,056

Notes to Financial Statements (continued)

		Global Bond Fund
	Net Amounts of Liabilities Presented in	Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty	the Statement of Assets and Liabilities	Financial Instruments	Cash Collateral Pledged(a)	Securities Collateral Pledged(a)	Net Amount(c)
Bank of America	$634	$(634)	$–	$–	$–
Barclays Bank plc	4,357	(3,918)	–	–	439
Citibank	2,371	(1,791)	–	–	580
J.P. Morgan	717	(717)	–	–	–
Morgan Stanley	5,799	(1,299)	–	–	4,500
Toronto Dominion Bank	3,178	(636)	–	–	2,542
Total	$17,056	$(8,995)	$–	$–	$8,061

(a)	Collateral disclosed is limited to an amount not to exceed 100% of the net amount of assets (liabilities) presented in the Statements of Assets and Liabilities, for each respective counterparty.
(b)	Net amount represents the amount owed to the Fund by the counterparty as of December 31, 2019.
(c)	Net amount represents the amount owed by the Fund to the counterparty as of December 31, 2019.

8.	DIRECTORS’ REMUNERATION

The Company’s officers and the one Director who are associated with Lord Abbett do not receive any compensation from the Company for serving in such capacities. Independent Directors’ fees are allocated among all Lord Abbett-sponsored funds based on the net assets of each fund. There is an equity-based plan available to all Independent Directors under which Independent Directors must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, Directors’ fees. The deferred amounts are treated as though equivalent dollar amounts had been invested in the funds. Such amounts and earnings accrued thereon are included in Directors’ fees on the Statements of Operations and in Directors’ fees payable on the Statements of Assets and Liabilities and are not deductible for U.S. federal income tax purposes until such amounts are paid.

9.	EXPENSE REDUCTIONS

The Company has entered into an arrangement with its transfer agent and custodian, whereby credits realized as a result of uninvested cash balances are used to reduce a portion of each Fund’s expenses.

10.	LINE OF CREDIT

For the period ended August 7, 2019, the Funds and certain other funds managed by Lord Abbett (collectively, the “Participating Funds”) entered into a Syndicated Facility with various lenders for $1.1 billion whereas State Street Bank and Trust Company (“SSB”) participated as a lender and as agent for the lenders. The Participating Funds are subject to graduated borrowing limits of one-third of Fund net assets (if Fund net assets are less than $750 million), $250 million, $300 million, $350 million, or $1 billion, based on past borrowings and likelihood of future borrowings, among other factors.

Effective August 8, 2019, the Participating Funds entered into a Syndicated Facility with various lenders for $1.17 billion whereas SSB participates as a lender and as agent for the lenders. The Participating Funds are subject to graduated borrowing limits of one-third of Fund net assets (if net assets are less than $750 million), $250 million, $300 million, $500 million, or $1 billion, based on past borrowings and likelihood of future borrowings, among other factors.

Notes to Financial Statements (continued)

For the period ended August 7, 2019, the Participating Funds entered into an additional line of credit facility with SSB for $250 million (the “Bilateral Facility” and together with the Syndicated Facility, the “Facilities”). Under the Bilateral Facility, each Participating Fund may borrow up to the lesser of $250 million or one-third of Fund net assets.

Effective August 8, 2019, the Participating Funds entered into a Bilateral Facility with SSB for $330 million ($250 million committed and $80 million uncommitted). Under the Bilateral Facility, the Participating Funds are subject to graduated borrowing limits of one-third of Fund net assets (if net assets are less than $750 million), $250 million, $300 million, or $330 million, based on past borrowings and likelihood of future borrowings, among other factors.

The Facilities are to be used for temporary or emergency purposes as an additional source of liquidity to satisfy redemptions.

For the fiscal year ended December 31, 2019, the Funds did not utilize the Facilities.

11.	INTERFUND LENDING PROGRAM

Pursuant to an exemptive order issued by the U.S. Securities and Exchange Commission (“SEC exemptive order”), certain registered open-end management investment companies managed by Lord Abbett, including each Fund, participate in a joint lending and borrowing program (the “Interfund Lending Program”). The SEC exemptive order allows the Funds to borrow money from and lend money to each other for temporary or emergency purposes subject to the limitations and conditions.

For the fiscal year ended December 31, 2019, the Funds did not participate as a borrower or lender in the Interfund Lending Program.

12.	CUSTODIAN AND ACCOUNTING AGENT

SSB is the Company’s custodian and accounting agent. SSB performs custodial, accounting and recordkeeping functions relating to portfolio transactions and calculating each Fund’s NAV.

13.	SECURITIES LENDING AGREEMENT

The Funds have established a securities lending agreement with Citibank, N.A. for the lending of securities to qualified brokers in exchange for securities or cash collateral equal to at least the market value of securities loaned, plus interest, if applicable. Cash collateral is invested in an approved money market fund. In accordance with the Funds’ securities lending agreement, the market value of securities on loan is determined each day at the close of business and any additional collateral required to cover the value of securities on loan is delivered to the Funds on the next business day. As with other extensions of credit, a Fund may experience a delay in the recovery of their securities or incur a loss should the borrower of its securities breach its agreement with the Fund or become insolvent at a time when the collateral is insufficient to cover the cost of repurchasing securities on loan. Any income earned from lending securities will be noted on the Statements of Operations.

For the fiscal year ended December 31, 2019, the Funds did not loan any securities.

14.	INVESTMENT RISKS

Each Fund is subject to the risks of investing in securities that are issued by non-U.S. entities, the risks of investing in derivatives, liquidity risk, and the risks from leverage.

Notes to Financial Statements (continued)

Foreign securities may pose greater risks than domestic securities, including greater price fluctuations, less government regulation, higher transaction costs and other costs, and delays in settlement to the extent they are traded on non-U.S. exchanges or markets. Foreign securities may also be subject to inadequate exchange control regulations and the imposition of economic sanctions or other government restrictions. These risks generally are greater for emerging markets securities. Foreign investments also may be affected by changes in currency rates or currency controls.

The risks associated with derivatives may be different from and greater than the risks associated with directly investing in securities. Derivatives are subject to risks such as liquidity risk, leveraging risk, interest rate risk, market risk, and credit risk. Derivatives also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate perfectly with the value of the underlying asset, rate, or index. Whether a Fund’s use of derivatives is successful will depend on, among other things, the Fund’s ability to correctly forecast market movements, changes in foreign exchange and interest rates, and other factors. Losses may also arise from the failure of a derivative counterparty to meet its contractual obligations. If a Fund incorrectly forecasts these and other factors, its performance could suffer. A Fund’s use of derivatives could result in a loss exceeding the amount of the Fund’s investment in these instruments.

Emerging Markets Bond Fund is non-diversified, which means that it may invest a greater portion of its assets in a single issuer than a diversified fund. Thus, the Fund may be exposed to greater risk.

Each Fund may invest in swap contracts. Swap contracts are bilateral agreements between a fund and its counterparty. Each party is exposed to the risk of default by the other. In addition, swap contracts may involve a small investment of cash compared to the risk assumed, with the result that small changes may produce disproportionate and substantial gains or losses to a Fund.

Each Fund may invest in convertible securities, which have both equity and fixed income risk characteristics. Generally, convertible securities offer lower interest or dividend yields than non-convertible securities of similar quality and less potential for gains or capital appreciation in a rising equity securities market than equity securities. They tend to be more volatile than other fixed income securities and the market for convertible securities may be less liquid than markets for stocks or bonds. A significant portion of convertible securities have below investment grade credit ratings and are subject to increased credit and liquidity risks.

Each Fund may invest in credit default swap and interest rate swap contracts. Such contracts are subject to the risk that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreements. Credit default swaps are subject to the risk and that Lord Abbett does not correctly predict the creditworthiness of the issuers of the reference obligation on which the swap is based. Interest rate swaps are subject to the risk that Lord Abbett does not correctly anticipate changes in interest rates.

Each Fund may invest in senior loans, which are subject to increased credit and liquidity risks. Senior loans are business loans made to borrowers that may be U.S. or foreign corporations, partnerships, or other business entities. The senior loans in which a Fund invests may consist primarily of senior loans that are rated below investment grade or, if unrated, deemed by Lord Abbett to be equivalent to below investment grade securities. Below investment grade senior loans, as in the case of high-yield debt securities, or junk bonds, are usually more credit sensitive than interest rate sensitive, although the value of these instruments may be impacted by broader interest rate swings in the overall fixed income market. In addition, senior loans may be subject to structural subordination.

Notes to Financial Statements (continued)

Illiquid securities may lower a Fund’s returns since it may be unable to sell these securities at its desired time or price. To the extent illiquid securities can be sold, a Fund may have to do so at disadvantageous prices in order to meet requests for the redemption of Fund shares.

Leverage, including borrowing, may increase volatility in a Fund by magnifying the effect of changes in the value of each Fund’s holdings. The use of leverage may cause investors in a Fund to lose more money in adverse environments than would be the case in the absence of leverage.

Each Fund is subject to the general risks and considerations associated with investing in debt securities and to the changing prospects of individual companies and/or sectors in which a Fund invests, including interest rate risk. When interest rates rise, the prices of debt securities and an investment in a Fund are likely to decline. In times of economic uncertainty, high-yield debt securities (“lower-rated bonds” or “junk bonds”) may decline in price, even when interest rates are falling. There is also the risk that an issuer of a debt security will fail to make timely payments of principal or interest to a Fund, a risk that is greater with junk bonds. A default, or concerns in the market about an increase in risk of default, may result in losses to a Fund. High-yield securities are subject to greater price fluctuations, as well as additional risks. The market for below investment grade securities may be less liquid, which may make such securities more difficult to sell at an acceptable price, especially during periods of financial distress, increased market volatility, or significant market decline.

Each Fund is subject to the risk of investing in securities issued or guaranteed by the U.S. Government or its agencies and instrumentalities (such as the Government National Mortgage Association (“Ginnie Mae’’), the Federal National Mortgage Association (“Fannie Mae”), or the Federal Home Loan Mortgage Corporation (“Freddie Mac”)). Unlike Ginnie Mae securities, securities issued or guaranteed by U.S. Government-related organizations such as Fannie Mae and Freddie Mac are not backed by the full faith and credit of the U.S. Government and no assurance can be given that the U.S. Government would provide financial support to its agencies and instrumentalities if not required to do so by law. Consequently, each Fund may be required to look principally to the agency issuing or guaranteeing the obligation.

The mortgage-related and asset-backed securities in which a Fund may invest may be particularly sensitive to changes in prevailing interest rates, economic conditions, including delinquencies and/or defaults. These changes can affect the value, income and/or liquidity of such positions. When interest rates are declining, the value of these securities with prepayment features may not increase as much as other fixed income securities. Early principal repayment may deprive a Fund of income payments above current market rates. Alternatively, rising interest rates may cause payments to occur at a slower-than-expected rate, extending the duration of a security and typically reducing its value. The payment rate will thus affect the price and volatility of a mortgage-related security.

The cost of a Fund’s potential use of forward foreign currency exchange contracts varies with factors such as the currencies involved, the length of the contract period, and the market conditions prevailing. Foreign currency exchange rates may fluctuate significantly over short periods of time. Each Fund’s use of currency-related transactions involves the risk that Lord Abbett will not accurately predict currency movements, and each Fund’s returns could be reduced as a result. A decline in the value of foreign currencies relative to the U.S. dollar will reduce the value of securities held by the Funds that are denominated in those currencies.

Notes to Financial Statements (continued)

The securities markets of developing or emerging countries tend to be more vulnerable to economic, political and social instability, less liquid, are especially subject to greater price volatility, have a smaller market capitalization, have less government regulation and may not be subject to as extensive and frequent accounting, financial, and other reporting requirements as securities issued in more developed countries.

Bonds issued or guaranteed by foreign governments and governmental entities (commonly referred to as “sovereign debt”) are subject to the risk that such governments or entities are unable or unwilling to make interest payments and/or repay the principal owed. Emerging Markets Corporate Debt Fund may have limited recourse in such instances.

The Funds believe that their investment strategies with respect to foreign currencies will generate qualifying income under current U.S. federal income tax law. However, there can be no assurance that the U.S. Treasury Department will not issue regulations in the future (possibly with retroactive effect) that would treat some or all of each Fund’s foreign currency gains as nonqualifying income.

These factors can affect each Fund’s performance.

15.	SUMMARY OF CAPITAL TRANSACTIONS

Transactions in shares of capital stock were as follows:

Emerging Markets Bond Fund	Year Ended December 31, 2019		Year Ended December 31, 2018
Class A Shares	Shares	Amount	Shares	Amount
Shares sold	759,047	$3,887,967	587,443	$3,121,432
Converted from Class B*	–	–	1,934	10,636
Converted from Class C**	88,858	458,921	96,257	487,578
Reinvestment of distributions	109,461	566,322	111,845	570,854
Shares reacquired	(425,427)	(2,192,183)	(2,066,939)	(10,578,964)
Increase (decrease)	531,939	$2,721,027	(1,269,460)	$(6,388,464)
Class B Shares
Shares sold	–	$–	1	$5
Reinvestment of distributions	–	–	14	75
Shares reacquired	–	–	(35)	(181)
Converted to Class A*	–	–	(1,924)	(10,636)
Decrease	–	$–	(1,944)	$(10,737)
Class C Shares
Shares sold	63,874	$329,770	65,318	$344,264
Reinvestment of distributions	12,055	62,550	17,489	90,132
Shares reacquired	(82,952)	(428,172)	(200,712)	(1,046,194)
Converted to Class A**	(88,318)	(458,921)	(95,690)	(487,578)
Decrease	(95,341)	$(494,773)	(213,595)	$(1,099,376)

Notes to Financial Statements (continued)

Emerging Markets Bond Fund	Year Ended December 31, 2019		Year Ended December 31, 2018
Class F Shares	Shares	Amount	Shares	Amount
Shares sold	751,671	$3,885,558	2,715,719	$13,681,480
Reinvestment of distributions	49,707	257,311	74,082	377,534
Shares reacquired	(639,671)	(3,305,775)	(3,344,033)	(16,640,833)
Increase (decrease)	161,707	$837,094	(554,232)	$(2,581,819)
Class F3 Shares
Shares sold	49,375	$254,246	45,380	$226,706
Reinvestment of distributions	5,828	30,122	4,627	23,559
Shares reacquired	(10,269)	(52,801)	(45,083)	(229,842)
Increase	44,934	$231,567	4,924	$20,423
Class I Shares
Shares sold	236,663	$1,231,310	5,593,378	$27,129,289
Reinvestment of distributions	1,647,082	8,492,217	1,793,001	9,141,187
Shares reacquired	(5,983,686)	(30,228,475)	(7,965,710)	(41,243,845)
Decrease	(4,099,941)	$(20,504,948)	(579,331)	$(4,973,369)
Class R2 Shares
Shares sold	4,022	$20,746	4,816	$24,585
Reinvestment of distributions	153	785	238	1,204
Shares reacquired	(8,109)	(42,509)	(5,885)	(30,103)
Decrease	(3,934)	$(20,978)	(831)	$(4,314)
Class R3 Shares
Shares sold	8,044	$41,174	16,297	$84,812
Reinvestment of distributions	2,569	13,246	2,650	13,446
Shares reacquired	(27,137)	(141,883)	(14,427)	(74,617)
Increase (decrease)	(16,524)	$(87,463)	4,520	$23,641
Class R4 Shares
Shares sold	16,949	$88,647	27,294	$147,216
Reinvestment of distributions	867	4,499	999	5,130
Shares reacquired	(3,159)	(16,283)	(21,892)	(108,681)
Increase	14,657	$76,863	6,401	$43,665
Class R5 Shares
Shares sold	3	$20	1,590	$8,686
Reinvestment of distributions	124	636	191	961
Shares reacquired	(1,712)	(8,497)	(4)	(19)
Increase (decrease)	(1,585)	$(7,841)	1,777	$9,628
Class R6 Shares
Shares sold	21,135	$109,600	7,702	$38,292
Reinvestment of distributions	227	1,170	438	2,274
Shares reacquired	(6,051)	(31,458)	(39,033)	(196,496)
Increase (decrease)	15,311	$79,312	(30,893)	$(155,930)

Notes to Financial Statements (continued)

Emerging Markets Corporate Debt Fund	Year Ended December 31, 2019		Year Ended December 31, 2018
Class A Shares	Shares	Amount	Shares	Amount
Shares sold	241,900	$3,643,467	247,161	$3,741,694
Converted from Class C**	3,985	60,485	482	7,141
Reinvestment of distributions	30,095	456,068	34,246	505,938
Shares reacquired	(135,812)	(2,051,314)	(560,114)	(8,325,293)
Increase (decrease)	140,168	$2,108,706	(278,225)	$(4,070,520)
Class C Shares
Shares sold	49,523	$750,813	29,714	$450,326
Reinvestment of distributions	5,387	81,613	5,925	87,375
Shares reacquired	(37,062)	(558,804)	(46,007)	(677,233)
Converted to Class A**	(3,985)	(60,485)	(482)	(7,141)
Increase (decrease)	13,863	$213,137	(10,850)	$(146,673)
Class F Shares
Shares sold	1,508,365	$23,010,387	1,478,704	$22,076,798
Reinvestment of distributions	86,747	1,316,312	90,629	1,338,200
Shares reacquired	(535,676)	(8,067,770)	(1,661,790)	(24,316,620)
Increase (decrease)	1,059,436	$16,258,929	(92,457)	$(901,622)
Class F3 Shares
Reinvestment of distributions	35	$530	34	$505
Increase	35	$530	34	$505
Class I Shares
Shares sold	444,917	$6,783,853	102,570	$1,553,509
Reinvestment of distributions	11,546	174,309	28,832	425,176
Shares reacquired	(715,027)	(10,613,868)	(260,917)	(3,986,582)
Decrease	(258,564)	$(3,655,706)	(129,515)	$(2,007,897)
Class R2 Shares
Reinvestment of distributions	364	$5,507	410	$6,030
Increase	364	$5,507	410	$6,030
Class R3 Shares
Shares sold	367	$5,586	–	$–
Reinvestment of distributions	378	5,730	409	6,024
Shares reacquired	–	–	(1,159)	(18,026)
Increase (decrease)	745	$11,316	(750)	$(12,002)
Class R4 Shares
Shares sold	224.11	$3,378	1,768	$27,144
Reinvestment of distributions	43.00	648	60	887
Shares reacquired	(246)	(3,717)	(1,614)	(23,854)
Increase	21.11	$309	214	$4,177
Class R5 Shares
Shares sold	489	$7,403	13,800	$199,887
Reinvestment of distributions	779	11,796	359	5,213
Shares reacquired	(2,083)	(31,725)	(828)	(11,879)
Increase (decrease)	(815)	$(12,526)	13,331	$193,221

Notes to Financial Statements (continued)

Emerging Markets Corporate Debt Fund	Year Ended December 31, 2019		Year Ended December 31, 2018
Class R6 Shares	Shares	Amount	Shares	Amount
Shares sold	1,288	$19,535	5,999	$86,097
Reinvestment of distributions	354	5,366	69	1,004
Shares reacquired	(133)	(2,038)	(123)	(1,774)
Increase	1,509	$22,863	5,945	$85,327

Global Bond Fund	Year Ended December 31, 2019		Period Ended December 31, 2018(a)
Class A Shares	Shares	Amount	Shares	Amount
Shares sold	1,761	$17,612	200,005	$2,000,049
Reinvestment of distributions	7,806	78,469	2,855	27,917
Shares reacquired	(14)	(142)	–	–
Increase	9,553	$95,939	202,860	$2,027,966
Class C Shares
Shares sold	1,282	$12,889	25,000	$250,000
Reinvestment of distributions	786	7,901	269	2,632
Shares reacquired	2	22	–	–
Increase	2,070	$20,812	25,269	$252,632
Class F Shares
Shares sold	–	$–	200,000	$2,000,000
Reinvestment of distributions	8,188	82,307	3,031	29,639
Increase	8,188	$82,307	203,031	$2,029,639
Class F3 Shares
Shares sold	–	$–	150,000	$1,500,000
Reinvestment of distributions	6,334	63,671	2,352	23,001
Increase	6,334	$63,671	152,352	$1,523,001
Class I Shares
Shares sold	–	$–	200,000	$2,000,000
Reinvestment of distributions	8,189	82,307	3,030	29,638
Increase	8,189	$82,307	203,030	$2,029,638
Class R3 Shares
Shares sold	–	$–	25,000	$250,000
Reinvestment of distributions	891	8,956	324	3,168
Increase	891	$8,956	25,324	$253,168
Class R4 Shares
Shares sold	–	$–	25,000	$250,000
Reinvestment of distributions	958	9,621	351	3,437
Increase	958	$9,621	25,351	$253,437
Class R5 Shares
Shares sold	–	$–	25,000	$250,000
Reinvestment of distributions	1,024	10,291	379	3,706
Increase	1,024	$10,291	25,379	$253,706

Notes to Financial Statements (concluded)

Global Bond Fund	Year Ended December 31, 2019		Period Ended December 31, 2018(a)
Class R6 Shares	Shares	Amount	Shares	Amount
Shares sold	3,739	$37,929	163,564	$1,631,403
Reinvestment of distributions	6,334	63,667	2,351	22,991
Increase	10,073	$101,596	165,915	$1,654,394
*	Automatic conversion of Class B shares occurred on the 25th day of the month (or, if the 25th day was not a business day, the next business day thereafter) following the eighth anniversary of the day on which the purchase order was accepted. Class B shares were closed on April 25, 2018.
**	Automatic conversion of Class C shares occurs on the 25th day of the month (or, if the 25th day was not a business day, the next business day thereafter) following the tenth anniversary of the day on which the purchase order was accepted.
(a)	Commenced operations on July 26, 2018.

Report of Independent Registered Public Accounting Firm

To the shareholders and Board of Directors of Lord Abbett Global Fund, Inc.

Opinion on the Financial Statements and Financial Highlights

We have audited the accompanying statements of assets and liabilities of Lord Abbett Global Fund, Inc. (the “Company”) comprising the Lord Abbett Emerging Markets Bond Fund, Lord Abbett Emerging Markets Corporate Debt Fund, and Lord Abbett Global Bond Fund, including the schedules of investments, as of December 31, 2019, the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended for the Funds, except Lord Abbett Global Bond Fund; the related statements of operations, changes in net assets, and the financial highlights for the periods indicated in the table below; and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of each of the funds constituting Lord Abbett Global Fund, Inc. as of December 31, 2019, and the results of their operations for the year then ended (or for the period listed in the table below), the changes in their net assets for each of the two years in the period then ended (or for the period listed in the table below), and the financial highlights for each of the five years in the period then ended (or for the period listed in the table below), in conformity with accounting principles generally accepted in the United States of America.

Individual Fund Constituting the Lord Abbett Global Fund, Inc.	Statement of Operations	Statements of Changes in Net Assets	Financial Highlights
Lord Abbett Global Bond Fund	For the year ended December 31, 2019	For the year ended December 31, 2019 and the period from July 26, 2018 (commencement of operations) through December 31, 2018

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Company’s management. Our responsibility is to express an opinion on the Company’s financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Company in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB. We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Company is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial

Report of Independent Registered Public Accounting Firm

statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 2019, by correspondence with the custodian, brokers, and selling or agent banks; when replies were not received from brokers and selling or agent banks, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

DELOITTE & TOUCHE LLP

New York, New York

February 26, 2020

We have served as the auditor of one or more Lord Abbett Family of Funds’ investment companies since 1932.

Supplemental Proxy Information (unaudited)

A joint special meeting of shareholders of each Fund was held on August 26, 2019. The joint special meeting was held for the purpose of electing members of each Fund’s Board of Directors. Shareholders elected the following ten (10) Directors at the joint special meeting:

•	Eric C. Fast
•	Evelyn E. Guernsey
•	Julie A. Hill
•	Kathleen M. Lutito
•	James M. McTaggart
•	Charles O. Prince
•	Karla M. Rabusch
•	Mark A. Schmid
•	Douglas B. Sieg
•	James L.L. Tullis

The results of the proxy solicitation on the preceding matter were as follows:

Lord Abbett Global Fund, Inc.

Nominee Votes	Votes For	Votes Withheld
Eric C. Fast	36,905,363.831	1,045,715.948
Evelyn E. Guernsey	36,899,311.908	1,051,767.871
Julie A. Hill	36,893,363.375	1,057,716.404
Kathleen M. Lutito	36,899,311.908	1,051,767.871
James M. McTaggart	36,905,363.831	1,045,715.948
Charles O. Prince	36,878,826.862	1,072,252.917
Karla M. Rabusch	36,899,017.908	1,052,061.871
Mark A. Schmid	36,905,363.831	1,045,715.948
Douglas B. Sieg	36,905,363.831	1,045,715.948
James L.L. Tullis	36,905,363.831	1,045,715.948

Basic Information About Management

The Board is responsible for the management of the business and affairs of the Company in accordance with the laws of the State of Maryland. The Board elects officers who are responsible for the day-to-day operations of each Fund and who execute policies authorized by the Board. The Board also approves an investment adviser to each Fund and continues to monitor the cost and quality of the services the investment adviser provides, and annually considers whether to renew the contract with the investment adviser. Generally, each Director holds office until his/her successor is elected and qualified or until his/her earlier resignation or removal, as provided in the Company’s organizational documents.

Lord Abbett, a Delaware limited liability company, is each Fund’s investment adviser. Designated Lord Abbett personnel are responsible for the day-to-day management of the Funds.

Interested Director

Mr. Sieg is affiliated with Lord Abbett and is an “interested person” of the Company as defined in the Act. Mr. Sieg is director/trustee of each of the 12 investment companies in the Lord Abbett Family of Funds, which consist of 57 investment portfolios. Mr. Sieg is an officer of the Lord Abbett Family of Funds.

Name, Address and Year of Birth	Current Position and Length of Service with the Company	Principal Occupation and Other Directorships During the Past Five Years
Douglas B. Sieg Lord, Abbett & Co. LLC 90 Hudson Street Jersey City, NJ 07302 (1969)	Director since 2016; President and Chief Executive Officer since 2018	Principal Occupation: Managing Partner (since 2018) and was formerly Head of Client Services, joined Lord Abbett in 1994. Other Directorships: None.

Independent Directors

The following Independent Directors also are directors/trustees of each of the 12 investment companies in the Lord Abbett Family of Funds, which consist of 57 investment portfolios.

Name, Address and Year of Birth	Current Position and Length of Service with the Company	Principal Occupation and Other Directorships During the Past Five Years
Evelyn E. Guernsey Lord, Abbett & Co. LLC c/o Legal Dept. 90 Hudson Street Jersey City, NJ 07302 (1955)	Director since 2011	Principal Occupation: None. Other Directorships: None.

Julie A. Hill Lord, Abbett & Co. LLC c/o Legal Dept. 90 Hudson Street Jersey City, NJ 07302 (1946)	Director since 2004

Principal Occupation: Owner and CEO of The Hill Company, a business consulting firm (since 1998).

Other Directorships: Currently serves as director of Anthem, Inc., a health benefits company (since 1994).

Kathleen M. Lutito Lord, Abbett & Co. LLC c/o Legal Dept. 90 Hudson Street Jersey City, NJ 07302 (1963)	Director since 2017	Principal Occupation: President and Chief Investment Officer of CenturyLink Investment Management Company (since 2006). Other Directorships: None.

Basic Information About Management (continued)

Name, Address and Year of Birth	Current Position and Length of Service with the Company	Principal Occupation and Other Directorships During the Past Five Years
James M. McTaggart Lord, Abbett & Co. LLC c/o Legal Dept. 90 Hudson Street Jersey City, NJ 07302 (1947)	Director since 2012	Principal Occupation: Independent management advisor and consultant (since 2012). Other Directorships: Blyth, Inc., a home products company (2004–2015).

Charles O. Prince Lord, Abbett & Co. LLC c/o Legal Dept. 90 Hudson Street Jersey City, NJ 07302 (1950)	Director since 2019

Principal Occupation: None. Formerly Chairman and Chief Executive Officer, Citigroup, Inc.

Other Directorships: Currently serves as director of Johnson & Johnson (2006–Present). Previously served as director of Xerox Corporation (2008–2018).

Karla M. Rabusch Lord, Abbett & Co. LLC c/o Legal Dept. 90 Hudson Street Jersey City, NJ 07302 (1959)	Director since 2017	Principal Occupation: President and Director of Wells Fargo Funds Management, LLC (2003–2017); President of Wells Fargo Funds (2003–2016). Other Directorships: None.

Mark A. Schmid Lord, Abbett & Co. LLC c/o Legal Dept. 90 Hudson Street Jersey City, NJ 07302 (1959)	Director since 2016	Principal Occupation: Vice President and Chief Investment Officer of the University of Chicago (since 2009). Other Directorships: None.

James L.L. Tullis Lord, Abbett & Co. LLC c/o Legal Dept. 90 Hudson Street Jersey City, NJ 07302 (1947)	Director since 2006; Chairman since 2017

Principal Occupation: Chairman of Tullis Health Investors—FL LLC (since 2018); CEO of Tullis—Dickerson and Co. Inc., a venture capital management firm (1990–2016).

Other Directorships: Currently serves as director of Crane Co. (since 1998), Alphatec Spine, Inc. (since 2018), and electroCore, Inc. (since 2018).

Officers

None of the officers listed below have received compensation from the Company. All of the officers of the Company also may be officers of the other Lord Abbett Funds and maintain offices at 90 Hudson Street, Jersey City, NJ 07302. Unless otherwise indicated, the position(s) and title(s) listed under the “Principal Occupation During the Past Five Years” column indicate each officer’s position(s) and title(s) with Lord Abbett. Each officer serves for an indefinite term (i.e., until his or her death, resignation, retirement, or removal).

Name and Year of Birth	Current Position with the Company	Length of Service of Current Position	Principal Occupation During the Past Five Years
Douglas B. Sieg (1969)	President and Chief Executive Officer	Elected as President and Chief Executive Officer in 2018	Managing Partner of Lord Abbett (since 2018) and formerly Head of Client Services, joined Lord Abbett in 1994.

Basic Information About Management (concluded)

Name and Year of Birth	Current Position with the Company	Length of Service of Current Position	Principal Occupation During the Past Five Years
Jackson C. Chan (1964)	AML Compliance Officer	Elected in 2018	Deputy Chief Compliance Officer and Director of Regulatory Affairs, joined Lord Abbett in 2014.

Pamela P. Chen (1978)	Vice President, Assistant Secretary and Privacy Officer	Elected as Vice President and Assistant Secretary in 2018 and Privacy Officer in 2019	Associate General Counsel, joined Lord Abbett in 2017 and was formerly Special Counsel at Schulte, Roth & Zabel LLP (2005–2017).

John T. Fitzgerald (1975)	Vice President and Assistant Secretary	Elected in 2018	Deputy General Counsel, joined Lord Abbett in 2018 and was formerly Deputy Head of U.S. Funds Legal, Executive Director and Assistant General Counsel at JPMorgan Chase (2005–2018).

Vito A. Fronda (1969)	Treasurer	Elected in 2018	Partner and Director of Fund Treasury and Tax, joined Lord Abbett in 2003.

Bernard J. Grzelak (1971)	Chief Financial Officer and Vice President	Elected in 2017	Partner and Chief Operating Officer, Global Funds and Risk, joined Lord Abbett in 2003.

Linda Y. Kim (1980)	Vice President and Assistant Secretary	Elected in 2016	Counsel, joined Lord Abbett in 2015.

Joseph M. McGill (1962)	Chief Compliance Officer	Elected in 2014	Partner and Chief Compliance Officer, joined Lord Abbett in 2014.

Amanda S. Ryan (1978)	Vice President and Assistant Secretary	Elected in 2018	Counsel, joined Lord Abbett in 2016 and was formerly a Director and Corporate Counsel at PGIM Investments (2012–2016).

Lawrence B. Stoller (1963)	Vice President, Secretary and Chief Legal Officer	Elected as Vice President and Secretary in 2007 and Chief Legal Officer in 2019	Partner and General Counsel, joined Lord Abbett in 2007.

Please call 888-522-2388 for a copy of the statement of additional information, which contains further information about the Company’s Directors. It is available free upon request.

Approval of Advisory Contract

The Board, including all of the Directors who are not “interested persons” of the Company or of Lord Abbett, as defined in the Investment Company Act of 1940, as amended (the “Independent Directors”), annually considers whether to approve the continuation of the existing management agreement between each Fund and Lord Abbett (the “Agreement”). In connection with its most recent approval, the Board reviewed materials relating specifically to the Agreement, as well as numerous materials received throughout the course of the year, including information about each Fund’s investment performance compared to the performance of its benchmark. Before making its decision as to each Fund, the Board had the opportunity to ask questions and request further information, taking into account its knowledge of Lord Abbett gained through its meetings and discussions. These meetings and discussions included reviews of Fund performance conducted by members of the Contract Committee, the deliberations of the Contract Committee, and discussions between the Contract Committee and Lord Abbett’s management. The Independent Directors also met with their independent legal counsel in various private sessions at which no representatives of management were present.

The materials received by the Board as to each Fund included, but were not limited to: (1) for each Fund with meaningful performance history, information provided by Broadridge Financial Solutions (“Broadridge”) regarding the investment performance of the Fund compared to the investment performance of certain funds with similar investment styles as determined by Broadridge, based, in part, on the Fund’s Morningstar category (the “performance peer group”), and the investment performance of an appropriate benchmark; (2) information provided by Broadridge regarding the expense ratios, contractual and actual management fee rates, and other expense components for the Fund and certain funds in the same Morningstar category, with generally the same or similar share classes and operational characteristics, including asset size (the “expense peer group”); (3) certain supplemental investment performance information provided by Lord Abbett; (4) information provided by Lord Abbett on the expense ratios, management fee rates, and other expense components for the Fund; (5) sales and redemption information for the Fund; (6) information regarding Lord Abbett’s financial condition; (7) an analysis of the relative profitability of the Agreement to Lord Abbett; (8) information provided by Lord Abbett regarding the investment management fee schedules for Lord Abbett’s other advisory clients maintaining accounts with a similar investment strategy as the Fund (in the case of Emerging Markets Corporate Debt Fund and Global Bond Fund); and (9) information regarding the personnel and other resources devoted by Lord Abbett to managing the Fund.

Investment Management and Related Services Generally. The Board considered the services provided by Lord Abbett to each Fund, including investment research, portfolio management, and trading, and Lord Abbett’s commitment to compliance with all applicable legal requirements. The Board also observed that Lord Abbett was solely engaged in the investment management business and accordingly did not experience the conflicts of interest that may result from being engaged in other lines of business. The Board considered the investment advisory services provided by Lord Abbett to other clients, the fees charged for the services, and the differences in the nature of the services provided to each Fund and other Lord Abbett Funds, on the one hand, and the services provided to other clients, on the other. After reviewing these and related factors, the Board concluded that each Fund was likely to continue to benefit from the nature, extent and quality of the investment services provided by Lord Abbett under the Agreement.

Investment Performance. The Board reviewed each Fund’s investment performance in relation to that of its performance peer group and an appropriate benchmark as of various periods ended

Approval of Advisory Contract (continued)

June 30, 2019. As to Emerging Markets Bond Fund, the Board observed that the Fund’s investment performance was above the median of the performance peer group for the one- and three-year periods, but below the median for the five- and ten-year periods. As to Emerging Markets Corporate Debt Fund, the Board observed that the Fund’s investment performance was above the median of the performance peer group for the one- and five-year periods, but below the median of the performance peer group for the three-year period. As to Global Bond Fund, the Board observed that the Fund commenced operations on July 26, 2018 and therefore did not yet have investment performance for a full calendar year. The Board noted that, therefore, it would be prudent to allow the portfolio management team more time to develop its performance record with the Fund. The Board further considered Lord Abbett’s performance and reputation generally, the performance of other Lord Abbett-managed funds overseen by the Board, and the willingness of Lord Abbett to take steps intended to improve performance when appropriate. After reviewing these and related factors, the Board concluded that each Fund’s Agreement should be continued.

Lord Abbett’s Personnel and Methods. The Board considered the qualifications of the personnel providing investment management services to each Fund, in light of its investment objective and discipline, and other services provided to each Fund by Lord Abbett. Among other things, the Board considered the size, experience, and turnover of Lord Abbett’s staff, Lord Abbett’s investment methodology and philosophy, and Lord Abbett’s approach to recruiting, training, and retaining personnel.

Nature and Quality of Other Services. The Board considered the nature, quality, and extent of compliance, administrative, and other services performed by Lord Abbett and the nature and extent of Lord Abbett’s supervision of third party service providers, including each Fund’s transfer agent and custodian.

Expenses. The Board considered the expense level of each Fund, including the contractual and actual management fee rates, and the expense levels of the Fund’s expense peer group. It also considered how the expense level of each Fund related to those of the expense peer group and the amount and nature of the fees paid by shareholders. As to each Fund, the Board observed that the net total expense ratio of the Fund was below the median of the expense peer group. After reviewing these and related factors, the Board concluded, within the context of its overall approval of the Agreement, that the management fees paid by, and expense level of, each Fund were reasonable in light of all of the factors it considered and supported the continuation of the Agreement on behalf of each Fund.

Profitability. As to each Fund, the Board considered the level of Lord Abbett’s operating margin in managing the Fund, including a review of Lord Abbett’s methodology for allocating its costs to its management of the Fund. It considered whether each Fund was profitable to Lord Abbett in connection with the Fund’s operation, including the fee that Lord Abbett receives from the Fund for providing administrative services to the Fund. The Board also considered the profits realized from other business segments of Lord Abbett, which may benefit from or be related to each Fund’s business. The Board considered Lord Abbett’s profit margins excluding Lord Abbett’s marketing and distribution expenses. The Board also considered Lord Abbett’s profit margins, without those exclusions, in comparison with available industry data and how those profit margins could affect Lord Abbett’s ability to recruit and retain personnel. The Board recognized that Lord Abbett’s overall profitability was a factor in enabling it to attract and retain qualified personnel to provide services to each Fund. After reviewing these and related factors, the Board concluded, within the context of

Approval of Advisory Contract (concluded)

its overall approval of the Agreement, that Lord Abbett’s profitability with respect to each Fund was not excessive.

Economies of Scale. As to each Fund, the Board considered the extent to which there had been economies of scale in managing the Fund, whether the Fund’s shareholders had appropriately benefited from such economies of scale, and whether there was potential for realization of any further economies of scale. With respect to Emerging Markets Bond Fund, the Board concluded that the contractual breakpoint in the existing management fee schedule adequately addressed any economies of scale in managing the Fund. With respect to each of the Emerging Markets Corporate Debt Fund and the Global Bond Fund, the Board concluded that the existence of one or more contractual breakpoints in the Fund’s existing management fee schedule, in conjunction with the Fund’s expense limitation agreement, adequately addressed any economies of scale in managing the Fund.

Other Benefits to Lord Abbett. As to each Fund, the Board considered the amount and nature of the fees paid by the Fund and the Fund’s shareholders to Lord Abbett and the Distributor for services other than investment advisory services, such as the fee that Lord Abbett receives from each Fund for providing administrative services to the Fund. The Board also considered the revenues and profitability of Lord Abbett’s investment advisory business apart from its mutual fund business, and the intangible benefits enjoyed by Lord Abbett by virtue of its relationship with each Fund. The Board observed that the Distributor receives 12b-1 fees from certain of the Lord Abbett Funds as to shares held in accounts for which there is no other broker of record, may retain a portion of the 12b-1 fees it receives, and receives a portion of the sales charges on sales and redemptions of some classes of shares of the Lord Abbett Funds. In addition, the Board observed that Lord Abbett accrues certain benefits for its business of providing investment advice to clients other than the Lord Abbett Funds, but that business also benefits the Funds. The Board also noted that Lord Abbett, as disclosed in the prospectus of each Fund, has entered into revenue sharing arrangements with certain entities that distribute shares of the Lord Abbett Funds. The Board also took into consideration the investment research that Lord Abbett receives as a result of client brokerage transactions.

Alternative Arrangements. As to each Fund, the Board considered whether, instead of approving continuation of the Agreement, it might be in the best interests of the Fund to implement one or more alternative arrangements, such as continuing to employ Lord Abbett, but on different terms. After considering all of the relevant factors, the Board unanimously found that continuation of the Agreement was in the best interests of each Fund and its shareholders and voted unanimously to approve the continuation of the Agreement on behalf of each Fund. As to each Fund, in considering whether to approve the continuation of the Agreement, the Board did not identify any single factor as paramount or controlling. Individual Directors may have evaluated the information presented differently from one another, giving different weights to various factors. This summary does not discuss in detail all matters considered.

Householding

The Company has adopted a policy that allows it to send only one copy of each Fund’s prospectus, proxy material, annual report and semiannual report to certain shareholders residing at the same “household.” This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be “householded,” please call Lord Abbett at 888-522-2388 or send a written request with your name, the name of your fund or funds and your account number or numbers to Lord Abbett Family of Funds, P.O. Box 219336, Kansas City, MO 64121.

Proxy Voting Policies, Procedures and Records

A description of the policies and procedures that Lord Abbett uses to vote proxies related to each Fund’s portfolio securities, and information on how Lord Abbett voted each Fund’s proxies during the 12-month period ended December 31 are available without charge, upon request, (i) by calling 888-522-2388; (ii) on Lord Abbett’s Website at www.lordabbett.com; and (iii) on the Securities and Exchange Commission’s (“SEC”) Website at www.sec.gov.

Shareholder Reports and Quarterly Portfolio Disclosure

The Funds are required to file their complete schedule of portfolio holdings with the SEC for their first and third fiscal quarters as an attachment to Form N-PORT. Copies of the filings are available without charge, upon request on the SEC’s Website at www.sec.gov and may be available by calling Lord Abbett at 888-522-2388.

Tax Information

Of the distributions paid by Global Bond Fund to shareholders during the fiscal year ended December 31, 2019, $92,903 represent short-term capital gains.

For foreign shareholders, the percentages below reflect the portion of net investment income distributions that represent interest-related dividends:

Fund Name
Emerging Markets Bond Fund	3%
Emerging Markets Corporate Debt Fund	8%
Global Bond Fund	51%

This report, when not used for the general information of shareholders of the Fund, is to be distributed only if preceded or accompanied by a current fund prospectus.

Lord Abbett mutual fund shares are distributed by

LORD ABBETT DISTRIBUTOR LLC.

Lord Abbett Global Fund, Inc. Lord Abbett Emerging Markets Bond Fund Lord Abbett Emerging Markets Corporate Debt Fund Lord Abbett Global Bond Fund	LAGF-2 (02/20)

Item 2:	Code of Ethics.

(a)	In accordance with applicable requirements, the Registrant adopted a Sarbanes-Oxley Code of Ethics on June 19, 2003 that applies to the principal executive officer and senior financial officers of the Registrant (“Code of Ethics”). The Code of Ethics was in effect during the fiscal year ended December 31, 2019 (the “Period”).

(b)	Not applicable.

(c)	The Registrant has not amended the Code of Ethics as described in Form N-CSR during the Period.

(d)	The Registrant has not granted any waiver, including an implicit waiver, from a provision of the Code of Ethics as described in Form N-CSR during the Period.

(e)	Not applicable.

(f)	See Item 12(a)(1) concerning the filing of the Code of Ethics.

Item 3:	Audit Committee Financial Expert.

The Registrant’s board of directors has determined that each of the following independent directors who are members of the audit committee is an audit committee financial expert: Evelyn E. Guernsey, Karla M. Rabusch and Mark A. Schmid. Each of these persons is independent within the meaning of the Form N-CSR.

Item 4:	Principal Accountant Fees and Services.

In response to sections (a), (b), (c) and (d) of Item 4, the aggregate fees billed to the Registrant for the fiscal years ended December 31, 2019 and 2018 by the Registrant’s principal accounting firm, Deloitte & Touche LLP, the member firms of Deloitte Touche Tohmatsu and their respective affiliates (collectively, “Deloitte”) were as follows:

	Fiscal year ended:
	2019	2018
Audit Fees {a}	$153,100	$170,400
Audit-Related Fees	- 0 -	- 0 -
Total audit and audit-related fees	153,100	170,400

Tax Fees {b}	26,082	53,463
All Other Fees	- 0 -	- 0 -

Total Fees	$179,182	$223,863

{a} Consists of fees for audits of the Registrant’s annual financial statements.

{b} Fees for the fiscal year ended December 31, 2019 and 2018 consist of fees for preparing the U.S. Income Tax Return for Regulated Investment Companies, New Jersey Corporation Business Tax Return, New Jersey Annual Report Form, U.S. Return of Excise Tax on Undistributed Income of Investment Companies, IRS Forms 1099-MISC and 1096 Annual Summary and Transmittal of U.S. Information Returns.

(e) (1) Pursuant to Rule 2-01(c) (7) of Regulation S-X, the Registrant’s Audit Committee has adopted pre-approval policies and procedures. Such policies and procedures generally provide that the Audit Committee must pre-approve:

•	any audit, audit-related, tax, and other services to be provided to the Lord Abbett Funds, including the Registrant, and
•	any audit-related, tax, and other services to be provided to the Registrant’s investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to one or more Funds comprising the Registrant if the engagement relates directly to operations and financial reporting of a Fund, by the independent auditor to assure that the provision of such services does not impair the auditor’s independence.

The Audit Committee has delegated pre-approval authority to its Chairman, subject to a fee limit of $10,000 per event, and not to exceed $25,000 annually. The Chairman will report any pre-approval decisions to the Audit Committee at its next scheduled meeting. Unless a type of service to be provided by the independent auditor has received general pre-approval, it must be pre-approved by the Audit Committee. Any proposed services exceeding pre-approved cost levels will require specific pre-approval by the Audit Committee.

(e) (2) The Registrant’s Audit Committee has approved 100% of the services described in this Item 4 (b) through (d).

(f) Not applicable.

(g) The aggregate non-audit fees billed by Deloitte for services rendered to the Registrant are shown above in the response to Item 4 (a), (b), (c) and (d) as “All Other Fees”.

The aggregate non-audit fees billed by Deloitte for services rendered to the Registrant’s investment adviser, Lord, Abbett & Co. LLC (“Lord Abbett”), for the fiscal years ended December 31, 2019 and 2018 were:

	Fiscal year ended:
	2019	2018
All Other Fees {a}	$215,383	$200,339

{a} Consist of fees for Independent Services Auditors’ Report on Controls Placed in Operation and Tests of Operating Effectiveness related to Lord Abbett’s Asset Management Services (“SOC-1 Report”).

The aggregate non-audit fees billed by Deloitte for services rendered to entities under the common control of Lord Abbett for the fiscal years ended December 31, 2019 and 2018 were:

	Fiscal year ended:
	2019	2018
All Other Fees	$ - 0 -	$ - 0-

(h) The Registrant’s Audit Committee has considered the provision of non-audit services that were rendered to the Registrant’s investment adviser, and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the Registrant, that were not pre-approved pursuant to Rule 2-01 (c)(7)(ii) of Regulation S-X and has determined that the provision of such services is compatible with maintaining Deloitte’s independence.

Item 5:	Audit Committee of Listed Registrants.

Not applicable.

Item 6:	Investments.

Not applicable.

Item 7:	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8:	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9:	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10:	Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11:	Controls and Procedures.

(a)	Based on their evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days prior to the filing date of this report, the Chief Executive Officer and Chief Financial Officer of the Registrant have concluded that such disclosure controls and procedures are reasonably designed and effective to ensure that material information relating to the Registrant, including its consolidated subsidiaries, is made known to them by others within those entities.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12:	Exhibits.

(a)(1)	The Lord Abbett Family of Funds Sarbanes Oxley Code of Ethics for the Principal Executive Officer and Senior Financial Officers is attached hereto as part of Ex-99. CODEETH.

(a)(2)	Certification of each Principal Executive Officer and Principal Financial Officer of the Registrant as required by Rule 30a-2 under the Investment Company Act of 1940 is attached hereto as a part of EX-99.CERT.

(b)	Certification of each Principal Executive Officer and Principal Financial Officer of the Registrant as required by Section 906 of the Sarbanes-Oxley Act of 2002 is provided as a part of EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

LORD ABBETT GLOBAL FUND, INC.

By:	/s/ Douglas B. Sieg
Douglas B. Sieg
President and Chief Executive Officer

Date: February 26, 2020

By:	/s/ Bernard J. Grzelak
Bernard J. Grzelak
Chief Financial Officer and Vice President

Date: February 26, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Douglas B. Sieg
Douglas B. Sieg
President and Chief Executive Officer

Date: February 26, 2020

By:	/s/ Bernard J. Grzelak
Bernard J. Grzelak
Chief Financial Officer and Vice President

Date: February 26, 2020